Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 30, 2012
Entity Information [Line Items]
Entity Registrant Name	Xerox Corporation
Entity Central Index Key	0000108772
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		1,223,836,871
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 10,287,686,280

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues
Sales	$ 6,578		$ 7,126		$ 7,234
Outsourcing, service and rentals	15,215		14,868		13,739
Finance income	597	[1]	632	[1]	660	[1]
Total Revenues	22,390	[1]	22,626	[1]	21,633	[1]
Costs and Expenses
Cost of sales	4,362		4,697		4,741
Cost of outsourcing, service and rentals	10,802		10,269		9,195
Equipment financing interest	198		231		246
Research, development and engineering expenses	655		721		781
Selling, administrative and general expenses	4,288		4,497		4,594
Restructuring and asset impairment charges	153		33		483
Acquisition-related costs	0		0		77
Amortization of Intangible assets	328		398		312
Curtailment gain	0		107		0
Other expenses, net	256		322		389
Total Costs and Expenses	21,042		21,061		20,818
Income Before Income Taxes and Equity Income	1,348		1,565		815
Income tax expense	277		386		256
Equity in net income of unconsolidated affiliates	152	[1]	149	[1]	78	[1]
Net Income	1,223		1,328		637
Less: Net income attributable to noncontrolling interests	28		33		31
Net Income Attributable to Xerox	$ 1,195		$ 1,295		$ 606
Basic Earnings per Share (in dollars per share)	$ 0.9		$ 0.92		$ 0.44
Diluted Earnings per Share (in dollars per share)	$ 0.88		$ 0.9		$ 0.43

[1]	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Income	$ 1,223		$ 1,328		$ 637
Less: Net income attributable to noncontrolling interests	28		33		31
Net Income Attributable to Xerox	1,195		1,295		606
Translation adjustments, net	113	[1]	(105)	[1]	(35)	[1]
Unrealized (losses) gains, net	(63)	[1]	12	[1]	12	[1]
Changes in defined benefit plans, net	(561)	[1]	(636)	[1]	23	[1]
Other Comprehensive Loss, Net	(511)	[1]	(729)	[1]	0	[1]
Less: Other comprehensive loss, net attributable to noncontrolling interest	0	[1]	(1)	[1]	0	[1]
Other Comprehensive Loss, Net Attributable to Xerox	(511)	[1]	(728)	[1]	0	[1]
Comprehensive Income, Net	712		599		637
Less: Comprehensive income, net attributable to noncontrolling interests	28		32		31
Comprehensive Income, Net Attributable to Xerox	$ 684		$ 567		$ 606

[1]	Refer to Note 20 - Other Comprehensive Income for gross components of other comprehensive income, reclassification adjustments out of accumulated other comprehensive income and related tax effects.

Consolidated Balance Sheets (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,246	$ 902
Accounts receivable, net	2,866	2,600
Billed portion of finance receivables, net	152	166
Finance receivables, net	1,836	2,165
Inventories	1,011	1,021
Other current assets	1,162	1,058
Total current assets	8,273	7,912
Finance receivables due after one year, net	3,325	4,031
Equipment on operating leases, net	535	533
Land, buildings and equipment, net	1,556	1,612
Investments in affiliates, at equity	1,381	1,395
Intangible assets, net	2,783	3,042
Goodwill	9,062	8,803
Deferred tax assets, long-term	763	672
Other long-term assets	2,337	2,116
Total Assets	30,015	30,116
Liabilities and Equity
Short-term debt and current portion of long-term debt	1,042	1,545
Accounts payable	1,913	2,016
Accrued compensation and benefits costs	741	757
Unearned income	438	432
Other current liabilities	1,776	1,631
Total current liabilities	5,910	6,381
Long-term debt	7,447	7,088
Pension and other benefit liabilities	2,958	2,487
Post-retirement medical benefits	909	925
Other long-term liabilities	778	861
Total Liabilities	18,002	17,742
Series A Convertible Preferred Stock	349	349
Common stock	1,239	1,353
Additional paid-in capital	5,622	6,317
Treasury stock, at cost	(104)	(124)
Retained earnings	7,991	7,046
Accumulated other comprehensive loss	(3,227)	(2,716)
Xerox shareholders' equity	11,521	11,876
Noncontrolling interests	143	149
Total Equity	11,664	12,025
Total Liabilities and Equity	$ 30,015	$ 30,116
Shares of common stock issued (in shares)	1,238,696	1,352,849
Treasury stock (in shares)	(14,924)	(15,508)
Shares of common stock outstanding (in shares)	1,223,772	1,337,341

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income	$ 1,223	$ 1,328	$ 637
Adjustments required to reconcile net income to cash flows from operating activities:
Depreciation and amortization	1,301	1,251	1,097
Provision for receivables	127	154	180
Provision for inventory	30	39	31
Deferred tax expense (benefit)	96	203	(2)
Undistributed equity in net income of unconsolidated affiliates	(90)	(86)	(37)
Stock-based compensation	125	123	123
Restructuring and asset impairment charges	153	33	483
Payments for restructurings	(144)	(218)	(213)
Contributions to defined benefit pension plans	(364)	(426)	(237)
Increase in accounts receivable and billed portion of finance receivables	(776)	(296)	(118)
Collections of deferred proceeds from sales of receivables	470	380	218
Increase in inventories	0	(124)	(151)
Increase in equipment on operating leases	(276)	(298)	(288)
Decrease in finance receivables	947	90	129
Increase in other current and long-term assets	(265)	(249)	(98)
Increase in accounts payable and accrued compensation	120	82	615
Decrease in other current and long-term liabilities	(71)	(22)	(9)
Net change in income tax assets and liabilities	42	89	229
Net change in derivative assets and liabilities	11	39	85
Other operating, net	(79)	(131)	52
Net cash provided by operating activities	2,580	1,961	2,726
Cash Flows from Investing Activities:
Cost of additions to land, buildings and equipment	(388)	(338)	(355)
Proceeds from sales of land, buildings and equipment	9	28	52
Cost of additions to internal use software	(125)	(163)	(164)
Acquisitions, net of cash acquired	(276)	(212)	(1,734)
Other investing, net	19	10	23
Net cash used in investing activities	(761)	(675)	(2,178)
Cash Flows from Financing Activities:
Net (payments) proceeds on debt	(108)	49	(3,056)
Payment of liability to subsidiary trust issuing preferred securities	0	(670)	0
Common stock dividends	(231)	(241)	(215)
Preferred stock dividends	(24)	(24)	(15)
Proceeds from issuances of common stock	44	44	183
Excess tax benefits from stock-based compensation	10	6	24
Payments to acquire treasury stock, including fees	(1,052)	(701)	0
Repurchases related to stock-based compensation	(42)	(27)	(15)
Distributions to noncontrolling interest	(69)	(22)	(22)
Net cash used in financing activities	(1,472)	(1,586)	(3,116)
Effect of exchange rate changes on cash and cash equivalents	(3)	(9)	(20)
Increase (decrease) in cash and cash equivalents	344	(309)	(2,588)
Cash and cash equivalents at beginning of year	902	1,211	3,799
Cash and Cash Equivalents at End of Year	$ 1,246	$ 902	$ 1,211

Consolidated Statements of Shareholders' Equity (USD $)		Total	Xerox Shareholders' Equity [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	AOCL [Member]	Noncontrolling Interest [Member]
Total Equity Beginning Balance at Dec. 31, 2009		$ 7,191,000,000
Noncontrolling Interest Beginning Balance at Dec. 31, 2009									141,000,000
Beginning Balance at Dec. 31, 2009			7,050,000,000	871,000,000	2,493,000,000	0	5,674,000,000	(1,988,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income		606,000,000	606,000,000	0	0	0	606,000,000	0
Comprehensive income, attributable to noncontrolling interest		31,000,000							31,000,000
Comprehensive income, including portion attributable to noncontrolling interest		637,000,000
ACS acquisition		4,315,000,000	4,315,000,000	490,000,000	3,825,000,000	0	0	0	0
Cash dividends declared-common stock	[1]	(243,000,000)	(243,000,000)	0	0	0	(243,000,000)	0	0
Cash dividends declared-preferred stock	[2]	(21,000,000)	(21,000,000)	0	0	0	(21,000,000)	0	0
Stock option and incentive plans, net		299,000,000	299,000,000	37,000,000	262,000,000	0	0	0	0
Distributions to noncontrolling interests		(19,000,000)	0	0	0	0	0	0	(19,000,000)
Dividends per common share (in dollars per share)		$ 0.17
Total Equity Ending Balance at Dec. 31, 2010		12,159,000,000
Noncontrolling Interest Ending Balance at Dec. 31, 2010									153,000,000
Ending Balance at Dec. 31, 2010			12,006,000,000	1,398,000,000	6,580,000,000	0	6,016,000,000	(1,988,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income		567,000,000	567,000,000	0	0	0	1,295,000,000	(728,000,000)
Comprehensive income, attributable to noncontrolling interest		32,000,000							32,000,000
Comprehensive income, including portion attributable to noncontrolling interest		599,000,000
Cash dividends declared-common stock	[1]	(241,000,000)	(241,000,000)	0	0	0	(241,000,000)	0	0
Cash dividends declared-preferred stock	[2]	(24,000,000)	(24,000,000)	0	0	0	(24,000,000)	0	0
Contribution of common stock to U.S. pension plan		130,000,000	130,000,000	17,000,000	113,000,000	0	0	0	0
Stock option and incentive plans, net		139,000,000	139,000,000	11,000,000	128,000,000	0	0	0	0
Payments to acquire treasury stock, including fees		(701,000,000)	(701,000,000)	0	0	(701,000,000)	0	0	0
Cancellation of treasury stock		0	0	(73,000,000)	(504,000,000)	577,000,000	0	0	0
Distributions to noncontrolling interests		(36,000,000)	0	0	0	0	0	0	(36,000,000)
Dividends per common share (in dollars per share)		$ 0.17
Total Equity Ending Balance at Dec. 31, 2011		12,025,000,000
Noncontrolling Interest Ending Balance at Dec. 31, 2011		149,000,000							149,000,000
Ending Balance at Dec. 31, 2011		11,876,000,000	11,876,000,000	1,353,000,000	6,317,000,000	(124,000,000)	7,046,000,000	(2,716,000,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income		684,000,000	684,000,000	0	0	0	1,195,000,000	(511,000,000)
Comprehensive income, attributable to noncontrolling interest		28,000,000							28,000,000
Comprehensive income, including portion attributable to noncontrolling interest		712,000,000
Cash dividends declared-common stock	[1]	(226,000,000)	(226,000,000)	0	0	0	(226,000,000)	0	0
Cash dividends declared-preferred stock	[2]	(24,000,000)	(24,000,000)	0	0	0	(24,000,000)	0	0
Contribution of common stock to U.S. pension plan		130,000,000	130,000,000	15,000,000	115,000,000	0	0	0	0
Stock option and incentive plans, net		133,000,000	133,000,000	18,000,000	115,000,000	0	0	0	0
Payments to acquire treasury stock, including fees		(1,052,000,000)	(1,052,000,000)	0	0	(1,052,000,000)	0	0	0
Cancellation of treasury stock		0	0	(147,000,000)	(925,000,000)	1,072,000,000	0	0	0
Distributions to noncontrolling interests		(34,000,000)	0	0	0	0	0	0	(34,000,000)
Dividends per common share (in dollars per share)		$ 0.17
Total Equity Ending Balance at Dec. 31, 2012		11,664,000,000
Noncontrolling Interest Ending Balance at Dec. 31, 2012		143,000,000							143,000,000
Ending Balance at Dec. 31, 2012		$ 11,521,000,000	$ 11,521,000,000	$ 1,239,000,000	$ 5,622,000,000	$ (104,000,000)	$ 7,991,000,000	$ (3,227,000,000)

[1]	(1)Cash dividends declared on common stock of $0.0425 in each of the four quarters in 2012, 2011 and 2010.
[2]	(2)Cash dividends declared on preferred stock of $12.22 per share in the first quarter of 2010 and $20 per share in each quarter thereafter in 2010, 2011 and 2012.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
References herein to “we,” “us,” “our,” the “Company” and “Xerox” refer to Xerox Corporation and its consolidated subsidiaries unless the context specifically requires otherwise.
Description of Business and Basis of Presentation
We are a $22.4 billion global enterprise for business process and document management. We offer business process outsourcing and IT outsourcing services, including data processing, healthcare solutions, human resource benefits management, finance support, transportation solutions and customer relationship management services for commercial and government organizations worldwide. The company also provides extensive leading-edge document technology, services, software and genuine Xerox supplies for graphic communication and office printing environments of any size.
Basis of Consolidation
The Consolidated Financial Statements include the accounts of Xerox Corporation and all of our controlled subsidiary companies. All significant intercompany accounts and transactions have been eliminated. Investments in business entities in which we do not have control, but we have the ability to exercise significant influence over operating and financial policies (generally 20% to 50% ownership) are accounted for using the equity method of accounting. Operating results of acquired businesses are included in the Consolidated Statements of Income from the date of acquisition.
We consolidate variable interest entities if we are deemed to be the primary beneficiary of the entity. Operating results for variable interest entities in which we are determined to be the primary beneficiary are included in the Consolidated Statements of Income from the date such determination is made.
For convenience and ease of reference, we refer to the financial statement caption “Income before Income Taxes and Equity Income” as “pre-tax income” throughout the Notes to the Consolidated Financial Statements.
Use of Estimates
The preparation of our Consolidated Financial Statements requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Future events and their effects cannot be predicted with certainty; accordingly, our accounting estimates require the exercise of judgment. The accounting estimates used in the preparation of our Consolidated Financial Statements will change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Actual results could differ from those estimates.

The following table summarizes certain significant costs and expenses that require management estimates for the three years ended December 31, 2012:

	Year Ended December 31,
Expense/(Income)	2012	2011	2010
Provision for restructuring and asset impairments	$153	$33	$483
Provision for receivables	127	154	180
Provisions for litigation and regulatory matters	(1)	11	(4)
Provisions for obsolete and excess inventory	30	39	31
Provision for product warranty liability	29	30	33
Depreciation and obsolescence of equipment on operating leases	279	294	313
Depreciation of buildings and equipment	452	405	379
Amortization of internal use software	116	91	70
Amortization of product software	19	11	7
Amortization of acquired intangible assets	328	401	316
Amortization of customer contract costs	107	49	12
Defined pension benefits - net periodic benefit cost(1)	300	177	304
Retiree health benefits - net periodic benefit cost	11	14	32
Income tax expense	277	386	256
_____________________________

(1)	2011 includes $107 pre-tax curtailment gain - refer to Note 15 - Employee Benefit Plans for additional information.
Changes in Estimates
In the ordinary course of accounting for the items discussed above, we make changes in estimates as appropriate and as we become aware of circumstances surrounding those estimates. Such changes and refinements in estimation methodologies are reflected in reported results of operations in the period in which the changes are made and, if material, their effects are disclosed in the Notes to the Consolidated Financial Statements and in Management's Discussion and Analysis of Financial Condition and Results of Operation.

New Accounting Standards and Accounting Changes

Except for the Accounting Standard Updates ("ASU's") discussed below, the new ASU's issued by the FASB during the last two years did not have any significant impact on the Company.
Goodwill:
In September 2011, the FASB issued ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350) - Testing Goodwill for Impairment, which allows an entity to use a qualitative approach to test goodwill for impairment. ASU 2011-08 permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that a potential exposure exists, it is necessary to perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. We adopted ASU 2011-08 in 2011. The adoption of this update did not have a material effect on our financial condition or results of operations. See "Goodwill and Other Intangible Assets" below for additional information.
Presentation of Comprehensive Income:
In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220) - Presentation of Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the Statement of Shareholders' Equity. The items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income were not changed. Additionally, no changes were made to the calculation and presentation of earnings per share.
We adopted ASU 2011-05 effective for our fiscal year ending December 31, 2011 and have retrospectively applied the new presentation of comprehensive income to 2010. We elected to present comprehensive income in two separate but consecutive statements. Note 20 - Other Comprehensive Income provides details regarding the gross components of other comprehensive income, reclassification adjustments out of accumulated other comprehensive income and the related tax effects. Other than the change in presentation and disclosure, the update did not have an impact on our financial condition or results of operations.

In February 2013, the FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires an entity to provide additional information about the amounts reclassified out of Accumulated Other Comprehensive Income by component. This update is effective for us beginning January 1, 2013.
Fair Value Accounting:
In May 2011, the FASB issued ASU 2011-04, which amended Fair Value Measurements and Disclosures - Overall (ASC Topic 820-10) to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. This update changed certain fair value measurement principles and enhanced the disclosure requirements, particularly for level 3 fair value measurements. We adopted this update prospectively effective for our fiscal year beginning January 1, 2012. This update did not have a material effect on financial condition or results of operations.
Balance Sheet Offsetting:
In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires entities to disclose both gross information and net information about both instruments and transactions eligible for offset in the Balance Sheet and instruments and transactions subject to an agreement similar to a master netting arrangement to enable users of its financial statements to understand the effects of offsetting and related arrangements on its financial position. This update is effective for our fiscal year beginning January 1, 2013 and must be applied retrospectively. In January 2013, the FASB issued ASU 2013-01 which limited the scope of this guidance to derivatives, repurchase type agreements and securities borrowing and lending transactions. The principal impact from this update will be to expand disclosures regarding our financial instruments. We currently report our derivative assets and liabilities on a gross basis in the Balance Sheet even in those instances where offsetting may be allowed under a master netting agreement.
Summary of Accounting Policies
Revenue Recognition

We generate revenue through services, the sale and rental of equipment, supplies and income associated with the financing of our equipment sales. Revenue is recognized when it is realized or realizable and earned. We consider revenue realized or realizable and earned when we have persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed or determinable and collectibility is reasonably assured. Delivery does not occur until equipment has been shipped or services have been provided to the customer, risk of loss has transferred to the customer, and either customer acceptance has been obtained, customer acceptance provisions have lapsed, or the company has objective evidence that the criteria specified in the customer acceptance provisions have been satisfied. The sales price is not considered to be fixed or determinable until all contingencies related to the sale have been resolved. More specifically, revenue related to services and sales of our products is recognized as follows:
Equipment-Related Revenues
Equipment: Revenues from the sale of equipment, including those from sales-type leases, are recognized at the time of sale or at the inception of the lease, as appropriate. For equipment sales that require us to install the product at the customer location, revenue is recognized when the equipment has been delivered and installed at the customer location. Sales of customer installable products are recognized upon shipment or receipt by the customer according to the customer's shipping terms. Revenues from equipment under other leases and similar arrangements are accounted for by the operating lease method and are recognized as earned over the lease term, which is generally on a straight-line basis.
Technical Services: Technical service revenues are derived primarily from maintenance contracts on the equipment sold to our customers and are recognized over the term of the contracts. A substantial portion of our products are sold with full service maintenance agreements for which the customer typically pays a base service fee plus a variable amount based on usage. As a consequence, other than the product warranty obligations associated with certain of our low end products, we do not have any significant product warranty obligations, including any obligations under customer satisfaction programs.
Bundled Lease Arrangements: We sell our products and services under bundled lease arrangements, which typically include equipment, service, supplies and financing components for which the customer pays a single negotiated fixed minimum monthly payment for all elements over the contractual lease term.These arrangements also typically include an incremental, variable component for page volumes in excess of contractual page volume minimums, which are often expressed in terms of price-per-page. The fixed minimum monthly payments are multiplied by the number of months in the contract term to arrive at the total fixed minimum payments that the customer is obligated to make (“fixed payments”) over the lease term. The payments associated with page volumes in excess of the minimums are contingent on whether or not such minimums are exceeded (“contingent payments”). In applying our lease accounting methodology, we only consider the fixed payments for purposes of allocating to the relative fair value elements of the contract. Contingent payments, if any, are recognized as revenue in the period when the customer exceeds the minimum copy volumes specified in the contract. Revenues under bundled arrangements are allocated considering the relative selling prices of the lease and non-lease deliverables included in the bundled arrangement. Lease deliverables include the equipment, financing, maintenance and other executory costs, while non-lease deliverables generally consist of the supplies and non-maintenance services. The allocation for the lease deliverables begins by allocating revenues to the maintenance and other executory costs plus a profit thereon. These elements are generally recognized over the term of the lease as service revenue. The remaining amounts are allocated to the equipment and financing elements which are subjected to the accounting estimates noted below under “Leases.”

Our pricing interest rates, which are used in determining customer payments in a bundled lease arrangement, are developed based upon a variety of factors including local prevailing rates in the marketplace and the customer’s credit history, industry and credit class. We reassess our pricing interest rates quarterly based on changes in the local prevailing rates in the marketplace. These interest rates have generally been adjusted if the rates vary by 25 basis points or more, cumulatively, from the last rate in effect. The pricing interest rates generally equal the implicit rates within the leases, as corroborated by our comparisons of cash to lease selling prices.
Sales to distributors and resellers: We utilize distributors and resellers to sell many of our technology products to end-user customers. We refer to our distributor and reseller network as our two-tier distribution model. Sales to distributors and resellers are generally recognized as revenue when products are sold to such distributors and resellers. However, revenue is only recognized when the distributor or reseller has economic substance apart from the company, the sales price is not contingent upon resale or payment by the end user customer and we have no further obligations related to bringing about the resale, delivery or installation of the product.
Distributors and resellers participate in various rebate, price-protection, cooperative marketing and other programs, and we record provisions for these programs as a reduction to revenue when the sales occur. Similarly, we account for our estimates of sales returns and other allowances when the sales occur based on our historical experience.
In certain instances, we may provide lease financing to end-user customers who purchased equipment we sold to distributors or resellers. We compete with other third party leasing companies with respect to the lease financing provided to these end-user customers.
Supplies: Supplies revenue generally is recognized upon shipment or utilization by customers in accordance with the sales contract terms.
Software: Most of our equipment has both software and non-software components that function together to deliver the equipment's essential functionality and therefore they are accounted for together as part of equipment sales revenues. Software accessories sold in connection with our equipment sales, as well as free-standing software sales are accounted for as separate deliverables or elements. In most cases, these software products are sold as part of multiple element arrangements and include software maintenance agreements for the delivery of technical service, as well as unspecified upgrades or enhancements on a when-and-if-available basis. In those software accessory and free-standing software arrangements that include more than one element, we allocate the revenue among the elements based on vendor-specific objective evidence (“VSOE”) of fair value. Revenue allocated to software is normally recognized upon delivery while revenue allocated to the software maintenance element is recognized ratably over the term of the arrangement.
Leases: As noted above, equipment may be placed with customers under bundled lease arrangements. The two primary accounting provisions which we use to classify transactions as sales-type or operating leases are: 1) a review of the lease term to determine if it is equal to or greater than 75% of the economic life of the equipment and 2) a review of the present value of the minimum lease payments to determine if they are equal to or greater than 90% of the fair market value of the equipment at the inception of the lease.
We consider the economic life of most of our products to be five years, since this represents the most frequent contractual lease term for our principal products and only a small percentage of our leases are for original terms longer than five years. There is no significant after-market for our used equipment. We believe five years is representative of the period during which the equipment is expected to be economically usable, with normal service, for the purpose for which it is intended. Residual values are not significant.
With respect to fair value, we perform an analysis of equipment fair value based on cash selling prices during the applicable period. The cash selling prices are compared to the range of values determined for our leases. The range of cash selling prices must be reasonably consistent with the lease selling prices in order for us to determine that such lease prices are indicative of fair value.

Financing: Finance income attributable to sales-type leases, direct financing leases and installment loans is recognized on the accrual basis using the effective interest method.

Services-Related Revenue
Outsourcing: Revenues associated with outsourcing services are generally recognized as services are rendered, which is generally on the basis of the number of accounts or transactions processed. Information technology processing revenues are recognized as services are provided to the customer, generally at the contractual selling prices of resources consumed or capacity utilized by our customers. In those service arrangements where final acceptance of a system or solution by the customer is required, revenue is deferred until all acceptance criteria have been met. Revenues on cost reimbursable contracts are recognized by applying an estimated factor to costs as incurred, determined by the contract provisions and prior experience. Revenues on unit-price contracts are recognized at the contractual selling prices as work is completed and accepted by the customer. Revenues on time and material contracts are recognized at the contractual rates as the labor hours and direct expenses are incurred.
Revenues on certain fixed price contracts where we provide system development and implementation services are recognized over the contract term based on the percentage of development and implementation services that are provided during the period compared with the total estimated development and implementation services to be provided over the entire contract using the percentage-of-completion accounting methodology. These services require that we perform significant, extensive and complex design, development, modification or implementation of our customers' systems. Performance will often extend over long periods, and our right to receive future payment depends on our future performance in accordance with the agreement.
The percentage-of-completion methodology involves recognizing probable and reasonably estimable revenue using the percentage of services completed, on a current cumulative cost to estimated total cost basis, using a reasonably consistent profit margin over the period.
Revenues earned in excess of related billings are accrued, whereas billings in excess of revenues earned are deferred until the related services are provided. We recognize revenues for non-refundable, upfront implementation fees on a straight-line basis over the period between the initiation of the ongoing services through the end of the contract term.
In connection with our services arrangements, we incur and capitalize costs to originate these long-term contracts and to perform the migration, transition and setup activities necessary to enable us to perform under the terms of the arrangement. Certain initial direct costs of an arrangement are capitalized and amortized over the contractual service period of the arrangement to cost of services.
From time to time, we also provide inducements to customers in various forms, including contractual credits, which are capitalized and amortized as a reduction of revenue over the term of the contract. Customer-related deferred set-up/transition and inducement costs were $356 and $294 at December 31, 2012 and 2011, respectively, and the balance at December 31, 2012 is expected to be amortized over a weighted average period of approximately seven years. Amortization expense associated with customer-related contract costs at December 31, 2012 is expected to be approximately $103 in 2013.
Long-lived assets used in the fulfillment of the arrangements are capitalized and depreciated over the shorter of their useful life or the term of the contract if an asset is contract specific.
Our outsourcing services contracts may also include the sale of equipment and software. In these instances we follow the policies noted above under Equipment-related Revenue.
Other Revenue Recognition Policies

Multiple Element Arrangements: As described above, we enter into the following revenue arrangements that may consist of multiple deliverables:

•	Bundled lease arrangements, which typically include both lease deliverables and non-lease deliverables as described above.

•
Contracts for multiple types of outsourcing services, as well as professional and value-added services. For instance, we may contract for an implementation or development project and also provide services to operate the system over a period of time; or we may contract to scan, manage and store customer documents.

In substantially all of our multiple element arrangements, we are able to separate the deliverables since we normally will meet both of the following criteria:

•	The delivered item(s) has value to the customer on a stand-alone basis; and

•	If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially in our control.

Consideration in a multiple-element arrangement is allocated at the inception of the arrangement to all deliverables on the basis of the relative selling price. When applying the relative selling price method, the selling price for each deliverable is primarily determined based on VSOE or third-party evidence ("TPE") of the selling price. The above noted revenue policies are then applied to each separated deliverable, as applicable.

Revenue-based taxes: We report revenue net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions. The primary revenue-based taxes are sales tax and value-added tax ("VAT").
Other Significant Accounting Policies
Shipping and Handling
Costs related to shipping and handling are recognized as incurred and included in Cost of sales in the Consolidated Statements of Income.
Research, Development and Engineering (“RD&E”)
Research, development and engineering costs are expensed as incurred. Sustaining engineering costs are incurred with respect to on-going product improvements or environmental compliance after initial product launch. Sustaining engineering costs were $110, $108 and $128 in 2012, 2011 and 2010, respectively. Refer to Management's Discussion and Analysis, RD&E section for additional information regarding RD&E expense.

Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand, including money market funds, and investments with original maturities of three months or less.
Receivable Sales
We regularly sell certain portions of our receivable portfolios. Gains or losses on the sale of receivables depend, in part, on both (a) the cash proceeds and (b) the net non-cash proceeds received or paid. When we sell receivables we normally receive beneficial interests in the transferred receivables from the purchasers as part of the proceeds. We refer to these beneficial interests as a deferred purchase price. The beneficial interests obtained are initially measured at their fair value. We generally estimate fair value based on the present value of expected future cash flows, which are calculated using management's best estimates of the key assumptions including credit losses, prepayment rate and discount rates commensurate with the risks involved. Refer to Note 4 - Accounts Receivable, Net and Note 5 - Finance Receivables, Net for more details on our receivable sales.

Inventories
Inventories are carried at the lower of average cost or market. Inventories also include equipment that is returned at the end of the lease term. Returned equipment is recorded at the lower of remaining net book value or salvage value, which normally are not significant. We regularly review inventory quantities and record a provision for excess and/or obsolete inventory based primarily on our estimated forecast of product demand, production requirements and servicing commitments. Several factors may influence the realizability of our inventories, including our decision to exit a product line, technological changes and new product development. The provision for excess and/or obsolete raw materials and equipment inventories is based primarily on near term forecasts of product demand and include consideration of new product introductions, as well as changes in remanufacturing strategies. The provision for excess and/or obsolete service parts inventory is based primarily on projected servicing requirements over the life of the related equipment populations.
Land, Buildings and Equipment and Equipment on Operating Leases
Land, buildings and equipment are recorded at cost. Buildings and equipment are depreciated over their estimated useful lives. Leasehold improvements are depreciated over the shorter of the lease term or the estimated useful life. Equipment on operating leases is depreciated to estimated salvage value over the lease term. Depreciation is computed using the straight-line method. Significant improvements are capitalized and maintenance and repairs are expensed. Refer to Note 6 - Inventories and Equipment on Operating Leases, Net and Note 7 - Land, Buildings, Equipment and Software, Net for further discussion.
Software - Internal Use and Product
We capitalize direct costs associated with developing, purchasing or otherwise acquiring software for internal use and amortize these costs on a straight-line basis over the expected useful life of the software, beginning when the software is implemented (“Internal Use Software”). Costs incurred for upgrades and enhancements that will not result in additional functionality are expensed as incurred. Amounts expended for Internal Use Software are included in Cash Flows from Investing.

We also capitalize certain costs related to the development of software solutions to be sold to our customers upon reaching technological feasibility (“Product Software”). These costs are amortized based on estimated future revenues over the estimated economic life of the software. Amounts expended for Product Software are included in Cash Flows from Operations. We perform periodic reviews to ensure that unamortized Product Software costs remain recoverable from estimated future operating profits (net realizable value or NRV). Costs to support or service licensed software are charged to Costs of services as incurred.

Refer to Note 7 - Land,Buildings, Equipment and Software, Net for further information.
Goodwill and Other Intangible Assets
Goodwill represents the excess of the purchase price over the fair value of acquired net assets in a business combination, including the amount assigned to identifiable intangible assets. The primary drivers that generate goodwill are the value of synergies between the acquired entities and the company and the acquired assembled workforce, neither of which qualifies as an identifiable intangible asset. Goodwill is not amortized but rather is tested for impairment annually or more frequently if an event or circumstance indicates that an impairment loss may have been incurred.

Impairment testing for goodwill is done at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (a "component") if the component constitutes a business for which discrete financial information is available, and segment management regularly reviews the operating results of that component.

When testing goodwill for impairment, we may assess qualitative factors for some or all of our reporting units to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, we may bypass this qualitative assessment for some or all of our reporting units and perform a detailed quantitative test of impairment (step 1). If we perform the detailed quantitative impairment test and the carrying amount of the reporting unit exceeds its fair value, we would perform an analysis (step 2) to measure such impairment. In 2012, we elected to proceed to the quantitative assessment of the recoverability of our goodwill balances for each of our reporting units in performing our annual impairment test. Based on our quantitative assessments, we concluded that the fair values of each of our reporting units exceeded their carrying values and no impairments were identified.

Other intangible assets primarily consist of assets obtained in connection with business acquisitions, including installed customer base and distribution network relationships, patents on existing technology and trademarks. We apply an impairment evaluation whenever events or changes in business circumstances indicate that the carrying value of our intangible assets may not be recoverable. Other intangible assets are amortized on a straight-line basis over their estimated economic lives. We believe that the straight-line method of amortization reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained annually by the Company.

Refer to Note 9 - Goodwill and Intangible Assets, Net for further information.
Impairment of Long-Lived Assets
We review the recoverability of our long-lived assets, including buildings, equipment, internal use software and other intangible assets, when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on our ability to recover the carrying value of the asset from the expected future pre-tax cash flows (undiscounted and without interest charges) of the related operations. If these cash flows are less than the carrying value of such asset, an impairment loss is recognized for the difference between estimated fair value and carrying value. Our primary measure of fair value is based on discounted cash flows.
Pension and Post-Retirement Benefit Obligations
We sponsor defined benefit pension plans in various forms in several countries covering employees who meet eligibility requirements. Retiree health benefit plans cover U.S. and Canadian employees for retiree medical costs. We employ a delayed recognition feature in measuring the costs of pension and post-retirement benefit plans. This requires changes in the benefit obligations and changes in the value of assets set aside to meet those obligations to be recognized not as they occur, but systematically and gradually over subsequent periods. All changes are ultimately recognized as components of net periodic benefit cost, except to the extent they may be offset by subsequent changes. At any point, changes that have been identified and quantified but not recognized as components of net periodic benefit cost, are recognized in Accumulated Other Comprehensive Loss, net of tax.
Several statistical and other factors that attempt to anticipate future events are used in calculating the expense, liability and asset values related to our pension and retiree health benefit plans. These factors include assumptions we make about the discount rate, expected return on plan assets, rate of increase in healthcare costs, the rate of future compensation increases and mortality. Actual returns on plan assets are not immediately recognized in our income statement, due to the delayed recognition requirement. In calculating the expected return on the plan asset component of our net periodic pension cost, we apply our estimate of the long-term rate of return on the plan assets that support our pension obligations, after deducting assets that are specifically allocated to Transitional Retirement Accounts (which are accounted for based on specific plan terms).
For purposes of determining the expected return on plan assets, we utilize a market-related value approach in determining the value of the pension plan assets, rather than a fair market value approach. The primary difference between the two methods relates to systematic recognition of changes in fair value over time (generally two years) versus immediate recognition of changes in fair value. Our expected rate of return on plan assets is applied to the market-related asset value to determine the amount of the expected return on plan assets to be used in the determination of the net periodic pension cost. The market-related value approach reduces the volatility in net periodic pension cost that would result from using the fair market value approach.
The discount rate is used to present value our future anticipated benefit obligations. The discount rate reflects the current rate at which benefit liabilities could be effectively settled considering the timing of expected payments for plan participants. In estimating our discount rate, we consider rates of return on high-quality fixed-income investments adjusted to eliminate the effects of call provisions, as well as the expected timing of pension and other benefit payments.
Each year, the difference between the actual return on plan assets and the expected return on plan assets as well as increases or decreases in the benefit obligation as a result of changes in the discount rate and other actuarial assumptions, are added to or subtracted from any cumulative actuarial gain or loss from prior years. This amount is the net actuarial gain or loss recognized in Accumulated other comprehensive loss. We amortize net actuarial gains and losses as a component of net pension cost for a year if, as of the beginning of the year, that net gain or loss (excluding asset gains or losses that have not been recognized in market-related value) exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets (the "corridor" method). This determination is made on a plan-by-plan basis. If amortization is required for a particular plan, we amortize the applicable net gain or loss in excess of the 10 percent threshold on a straight-line basis in net periodic pension cost over the remaining service period of the employees participating in that pension plan. In plans where substantially all participants are inactive, the amortization period for the excess is the average remaining life expectancy of the plan participants.
Our primary domestic plans allow participants the option of settling their vested benefits through either the receipt of a lump-sum payment or the purchase of a non-participating annuity contract with an insurance company. Under either option the participant's vested benefit is considered fully settled upon payment of the lump-sum or the purchase of the annuity. We have elected to apply settlement accounting and therefore we recognize the losses associated with settlements in this plan immediately upon the settlement of the vested benefits. Settlement accounting requires us to recognize a pro rata portion of the aggregate unamortized net actuarial losses upon settlement. The pro rata factor is computed as the percentage reduction in the projected benefit obligation due to the settlement of the participant's vested benefit.
Refer to Note 15 - Employee Benefit Plans for further information regarding our Pension and Post-Retirement Benefit Obligations.
Foreign Currency Translation and Re-measurement
The functional currency for most foreign operations is the local currency. Net assets are translated at current rates of exchange and income, expense and cash flow items are translated at average exchange rates for the applicable period. The translation adjustments are recorded in Accumulated other comprehensive loss.

The U.S. Dollar is used as the functional currency for certain foreign subsidiaries that conduct their business in U.S. Dollars. A combination of current and historical exchange rates is used in re-measuring the local currency transactions of these subsidiaries and the resulting exchange adjustments are recorded in Currency (gains) and losses within Other expenses, net together with other foreign currency remeasurments.

Segment Reporting	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting
– Segment Reporting
Our reportable segments are aligned with how we manage the business and view the markets we serve. We report our financial performance based on the following two primary reportable segments – Services and Document Technology. Our Services segment operations involve delivery of a broad range of services including business process, document and IT outsourcing. Our Document Technology segment includes the sale and support of a broad range of document systems from entry level to high-end.
The Services segment is comprised of three outsourcing service offerings:

•	Business Process Outsourcing ("BPO")

•	Document Outsourcing (which includes Managed Print Services) ("DO")

•	Information Technology Outsourcing ("ITO")
Business process outsourcing services include service arrangements where we manage a customer’s business activity or process. Document outsourcing services include service arrangements that allow customers to streamline, simplify and digitize their document-intensive business processes through automation and deployment of software applications and tools and the management of their printing needs. Document outsourcing also includes revenues from our partner print services offerings. Information technology outsourcing services include service arrangements where we manage a customer’s IT-related activities, such as application management and application development, data center operations or testing and quality assurance.
Our Document Technology segment is centered on strategic product groups, which share common technology, manufacturing and product platforms. This segment includes the sale of document systems and supplies, technical services and product financing. Our products range from:

•	“Entry,” which includes A4 devices and desktop printers; to

•
“Mid-range,” which includes A3 devices that generally serve workgroup environments in mid to large enterprises and includes products that fall into the following market categories: Color 41+ ppm priced at less than $100K and Light Production 91+ ppm priced at less than $100K; to

•	“High-end,” which includes production printing and publishing systems that generally serve the graphic communications marketplace and large enterprises.
The segment classified as Other includes several units, none of which meet the thresholds for separate segment reporting. This group primarily includes Global Paper and Supplies Distribution Group (predominantly paper sales), licensing revenues, GIS network integration solutions and electronic presentation systems and non-allocated Corporate items including non-financing interest, as well as other items included in Other expenses, net.
Selected financial information for our Operating segments was as follows:

	Years Ended December 31,
	Services	Document Technology	Other	Total
2012 (1)
Revenue	$11,453	$8,951	$1,389	$21,793
Finance income	75	511	11	597
Total Segment Revenue	$11,528	$9,462	$1,400	$22,390
Interest expense	22	172	234	428
Segment profit (loss)(2)	1,173	1,065	(241)	1,997
Equity in net income of unconsolidated affiliates	30	122	—	152

2011 (1)
Revenue	$10,754	$9,722	$1,518	$21,994
Finance income	83	537	12	632
Total Segment Revenue	$10,837	$10,259	$1,530	$22,626
Interest expense	$25	$202	$251	$478
Segment profit (loss)(2)	1,207	1,140	(255)	2,092
Equity in net income of unconsolidated affiliates	31	118	—	149

2010 (1)
Revenue	$9,548	$9,790	$1,635	$20,973
Finance income	89	559	12	660
Total Segment Revenue	$9,637	$10,349	$1,647	$21,633
Interest expense	$28	$212	$352	$592
Segment profit (loss)(2)	1,132	1,085	(342)	1,875
Equity in net income of unconsolidated affiliates	16	62	—	78
____________________________

(1)	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.

(2)
Depreciation and amortization expense, which is recorded in Cost of Sales, Services, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.

The following is a reconciliation of segment profit to pre-tax income:

	Years Ended December 31,
Segment Profit Reconciliation to Pre-tax Income	2012	2011	2010
Total Segment Profit	$1,997	$2,092	$1,875
Reconciling items:
Restructuring and asset impairment charges	(153)	(33)	(483)
Restructuring charges of Fuji Xerox	(16)	(19)	(38)
Acquisition-related costs	—	—	(77)
Amortization of intangible assets	(328)	(398)	(312)
Venezuelan devaluation costs	—	—	(21)
ACS shareholders' litigation settlement	—	—	(36)
Loss on early extinguishment of liability and debt	—	(33)	(15)
Equity in net income of unconsolidated affiliates	(152)	(149)	(78)
Curtailment gain	—	107	—
Other	—	(2)	—
Pre-tax Income	$1,348	$1,565	$815
Geographic area data is based upon the location of the subsidiary reporting the revenue or long-lived assets and is as follows for the three years ended December 31, 2012:

	Revenues			Long-Lived Assets (1)
	2012	2011	2010	2012	2011	2010
United States	$14,701	$14,493	$13,801	$1,966	$1,894	$1,764
Europe	5,111	5,557	5,332	784	776	741
Other areas	2,578	2,576	2,500	262	276	309
Total Revenues and Long-Lived Assets	$22,390	$22,626	$21,633	$3,012	$2,946	$2,814
___________________________

(1)	Long-lived assets are comprised of (i) land, buildings and equipment, net, (ii) equipment on operating leases, net, (iii) internal use software, net and (iv) product software, net.

Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions
– Acquisitions

2012 Acquisitions
In July 2012, we acquired Wireless Data Services, Ltd. ("WDS"), a provider of technical support, knowledge management and related consulting to the world's largest wireless telecommunication brands for approximately $95 (£60 million) in cash. Based in the U.K., WDS's expertise in the telecommunications industry strengthens our broad portfolio of customer care solutions.
In February 2012, we acquired R.K. Dixon, a leading provider of IT services, copiers, printers and managed print services for approximately $58 in cash. The acquisition furthers our coverage of central Illinois and eastern Iowa, building on our strategy to create a nationwide network of locally-based companies focused on customers' needs to improve performance through efficiencies.
Our Document Technology segment also acquired three additional businesses in 2012 for a total of $62 in cash as part of our strategy of increasing our U.S. distribution network primarily for small and mid-size businesses. Our Services segment acquired four additional businesses in 2012 for a total of $61 in cash, primarily related to customer care and software to support our BPO service offerings.
2012 Summary
All of our 2012 acquisitions reflected 100% ownership of the acquired companies. The operating results of the acquisitions described above are not material to our financial statements and are included within our results from the respective acquisition dates. WDS is included within our Services segment while the acquisition of R.K. Dixon is included within our Document Technology segment. Our 2012 acquisitions contributed aggregate revenues of approximately $162 to our 2012 total revenues from their respective acquisition dates. The purchase prices for all acquisitions were primarily allocated to intangible assets and goodwill based on third-party valuations and management's estimates. The primary elements that generated the goodwill are the value of synergies and the acquired assembled workforce. Approximately 50% of the goodwill recorded in 2012 is expected to be deductible for tax purposes. Refer to Note 9 - Goodwill and Intangible Assets, Net for additional information.

The following table summarizes the purchase price allocations for our 2012 acquisitions as of the acquisition dates:

	Weighted-Average Life (Years)	Total 2012 Acquisitions
Accounts/finance receivables		$51
Intangible assets:
Customer relationships	8	40
Trademarks	19	22
Non-compete agreements	4	5
Software	5	10
Goodwill		184
Other assets		29
Total Assets Acquired		341
Liabilities assumed		(65)
Total Purchase Price		$276

2011 and 2010 Acquisitions
In December 2011, we acquired the Merizon Group Inc. which operates MBM formerly known as Modern Business Machines, a Wisconsin-based office products distributor for approximately $42 net of cash acquired. The acquisition furthers our strategy of creating a nationwide network of locally-based companies focused on improving document workflow and office efficiency.

In November 2011, we acquired The Breakaway Group ("Breakaway"), a cloud-based service provider that helps healthcare professionals accelerate their adoption of an electronic medical records ("EMR") system, for approximately $18 net of cash acquired. We are also obligated to pay the sellers up to an additional $25 if certain future performance targets are achieved, of which $18 was recorded as of the acquisition date representing the estimated fair value of this obligation for a total acquisition fair value of $36. The Denver-based firm's technology allows caregivers to practice using an EMR system without jeopardizing actual patient data. This acquisition adds to our offering of services that help healthcare professionals use the EMR system for clinical benefit.

In September 2011, we acquired the net assets related to the U.S. operations of Symcor Inc. ("Symcor"). In connection with the acquisition, we assumed and took over the operational responsibility for the customer contracts related to this operation. We agreed to pay $17 for the acquired net assets and the seller agreed to pay us $52, which represented the fair value of the liabilities assumed for a net cash receipt of $35.The assumed liabilities primarily include customer contract liabilities representing the estimated fair value of the obligations associated with the assumed customer contracts. We are recognizing these liabilities over a weighted-average period of approximately two years consistent with the cash outflows from the contracts. Symcor specializes in outsourcing services for U.S. financial institutions and its offerings range from cash management services to statement and check processing.

In July 2011, we acquired Education Sales and Marketing, LLC ("ESM"), a leading provider of outsourced enrollment management and student loan default solutions, for approximately $43 net of cash acquired. The acquisition of ESM enables us to offer a broader range of services to assist post-secondary schools in attracting and retaining the most qualified students while reducing accreditation risk.

In April 2011, we acquired Unamic/HCN B.V., the largest privately-owned customer care provider in the Benelux region in Western Europe, for approximately $55 net of cash acquired. Unamic/HCN’s focus on the Dutch-speaking market expands our customer care capabilities in the Netherlands, Belgium, Turkey and Suriname.

In February 2011, we acquired Concept Group, Ltd. for $41 net of cash acquired. This acquisition expands our reach into the small and mid-size business market in the U.K. Concept Group has nine locations throughout the U.K. and provides document imaging solutions and technical services to more than 3,000 customers.

In October 2010, we acquired TMS Health, LLC ("TMS"), a U.S. based teleservices company that provides customer care services to the pharmaceutical, biotech and healthcare industries, for approximately $48 in cash. TMS enables us to improve communications among pharmaceutical companies, physicians, consumers and pharmacists. By providing customer education, product sales and marketing and clinical trial solutions, we augment the IT and BPO services we deliver to the healthcare and pharmaceutical industries.

In July 2010, we acquired ExcellerateHRO, LLP ("EHRO"), a global benefits administration and relocation services provider for $125 net of cash acquired. EHRO established us as one of the world's largest pension plan administrators and as a leading provider of outsourced health and welfare and relocation services.

Our Document Technology segment also acquired seven additional business in 2011 and two additional business in 2010 for $21 and $50, respectively, in cash as part of our strategy of increasing our distribution network for small and mid-size businesses. Our Services segment acquired three additional businesses in 2011 and one additional business in 2010 for $25 and $12, respectively, in cash primarily related to software to support our BPO service offerings.

Summary - 2011 and 2010 Acquisitions
All of our 2011 and 2010 acquisitions reflected 100% ownership of the acquired companies. The operating results of the 2011 and 2010 acquisitions described above were not material to our financial statements and were included within our results from the respective acquisition dates. Breakaway, Symcor, ESM, Unamic/HCN, TMS and EHRO were included within our Services segment while the acquisitions of MBM and Concept Group were primarily included within our Document Technology segment. The purchase price for all acquisitions, except Symcor, were primarily allocated to intangible assets and goodwill based on third-party valuations and management's estimates. Refer to Note 9 - Goodwill and Intangible Assets, Net for additional information. Our 2011 acquisitions contributed aggregate revenues from their respective acquisition dates of approximately $397 and $177 to our 2012 and 2011 total revenues, respectively. Excluding ACS, our 2010 acquisitions contributed aggregate revenues from their respective acquisition dates of approximately $323, $318 and $140 to our 2012, 2011 and 2010 total revenues, respectively.

Contingent Consideration
In connection with certain acquisitions, we are obligated to make contingent payments if specified contractual performance targets are achieved. Contingent consideration obligations are recorded at their respective fair value. As of December 31, 2012, the maximum aggregate amount of outstanding contingent obligations to former owners of acquired entities was approximately $55, of which $32 was accrued representing the estimated fair value of this obligation.

Affiliated Computer Services, Inc. ("ACS")
In February 2010, we acquired ACS in a cash-and-stock transaction valued at approximately $6.5 billion. Each outstanding share of ACS common stock was converted into a combination of 4.935 shares of Xerox common stock and $18.60 in cash. We also issued convertible preferred stock with a fair value of $349 and stock options valued at $222. Refer to Note 18 - Preferred Stock and Note 19 - Shareholders' Equity for additional information regarding the issuance of preferred stock and stock options, respectively. In addition, we repaid $1.7 billion of ACS’s debt and assumed an additional $0.6 billion of debt. The total aggregate purchase price was $8.8 billion.

The transaction was accounted for using the acquisition method of accounting which requires, among other things, that most assets acquired and liabilities assumed are recognized at their fair values as of the acquisition date. The acquisition of ACS resulted in recognized Goodwill of $5.1 billion and Intangible assets of $3.0 billion. The operating results of ACS are included in our Services segment from February 6, 2010. Had we acquired ACS on January 1, 2010, full year 2010 revenues, net income and diluted EPS would have been $22,252, $592 and $0.41, respectively.

Accounts Receivables, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivables [Abstract]
Accounts Receivables, Net
Accounts Receivable, Net

Accounts receivable, net were as follows:

	December 31,
	2012	2011
Amounts billed or billable	$2,639	$2,307
Unbilled amounts	335	395
Allowance for doubtful accounts	(108)	(102)
Accounts Receivable, Net	$2,866	$2,600

Unbilled amounts include amounts associated with percentage-of-completion accounting and other earned revenues not currently billable due to contractual provisions. Amounts to be invoiced in the subsequent month for current services provided are included in amounts billable, and at December 31, 2012 and 2011 were approximately $1,049 and $963, respectively.

We perform ongoing credit evaluations of our customers and adjust credit limits based upon customer payment history and current creditworthiness. The allowance for uncollectible accounts receivables is determined principally on the basis of past collection experience as well as consideration of current economic conditions and changes in our customer collection trends.
Accounts Receivable Sales Arrangements
Accounts receivable sales arrangements are utilized in the normal course of business as part of our cash and liquidity management. We have facilities in the U.S., Canada and several countries in Europe that enable us to sell certain accounts receivable without recourse to third-parties. The accounts receivables sold are generally short-term trade receivables with payment due dates of less than 60 days.
All of our arrangements involve the sale of our entire interest in groups of accounts receivable for cash. In most instances a portion of the sales proceeds are held back by the purchaser and payment is deferred until collection of the related receivables sold. Such holdbacks are not considered legal securities nor are they certificated. We report collections on such receivables as operating cash flows in the Consolidated Statements of Cash Flows because such receivables are the result of an operating activity and the associated interest rate risk is de minimis due to their short-term nature. Our risk of loss following the sales of accounts receivable is limited to the outstanding deferred purchase price receivable. These receivables are included in the caption “Other current assets” in the accompanying Consolidated Balance Sheets and were $116 and $97 at December 31, 2012 and 2011, respectively.
Under most of the agreements, we continue to service the sold accounts receivable. When applicable, a servicing liability is recorded for the estimated fair value of the servicing. The amounts associated with the servicing liability were not material.
Of the accounts receivables sold and derecognized from our balance sheet, $766 and $815 remained uncollected as of December 31, 2012 and 2011, respectively. Accounts receivable sales were as follows:

	Year Ended December 31,
	2012	2011	2010
Accounts receivable sales	$3,699	$3,218	$2,374
Deferred proceeds	639	386	307
Loss on sale of accounts receivables	21	20	15
Estimated (decrease) increase to operating cash flows(1)	(78)	133	106
_____________________________

(1)
Represents the difference between current and prior year fourth quarter receivable sales adjusted for the effects of: (i) the deferred proceeds, (ii) collections prior to the end of the year and (iii) currency.

Finance Receivables, Net

Finance receivables include sales-type leases, direct financing leases and installment loans arising from the marketing of our equipment. These receivables are typically collateralized by a security interest in the underlying assets. Finance receivables, net were as follows:

	December 31,
	2012	2011
Gross receivables	$6,290	$7,583
Unearned income	(809)	(1,027)
Subtotal	5,481	6,556
Residual values	2	7
Allowance for doubtful accounts	(170)	(201)
Finance Receivables, Net	5,313	6,362
Less: Billed portion of finance receivables, net	152	166
Less: Current portion of finance receivables not billed, net	1,836	2,165
Finance Receivables Due After One Year, Net	$3,325	$4,031

Contractual maturities of our gross finance receivables as of December 31, 2012 were as follows (including those already billed of $152):

2013	2014	2015	2016	2017	Thereafter	Total
$2,353	$1,753	$1,234	$680	$242	$28	$6,290

Sale of Finance Receivables
In 2012, we sold our entire interest in two separate portfolios of U.S. finance receivables from our Document Technology segment with a combined net carrying value of $682 (net of an allowance of $18) to a third-party financial institution for cash proceeds of $630 and beneficial interests from the purchaser of $101. The lease contracts, including associated service and supply elements, were initially sold to wholly-owned consolidated bankruptcy-remote limited purpose subsidiaries which in turn sold the principal and interest portions of such contracts to the third-party financial institution (the “ultimate purchaser”). As of December 31, 2012, the net carrying value of the receivables sold and derecognized from our balance sheet was $647.
A pre-tax gain of $44 was recognized on these sales and is net of fees and expenses of approximately $5. The gain was reported in Finance income in Document Technology segment revenues. We continue to service the sold receivables for which we receive a 1% servicing fee. We have concluded that the 1% servicing fee (approximately $12 over the expected life of the associated receivables) is adequate compensation and, accordingly, no servicing asset or liability was recorded.
The beneficial interests represent our right to receive future cash flows from the sold receivables which exceed the ultimate purchaser's initial investment and associated return on that investment as well as the servicing fee. The beneficial interests were initially recognized at an estimate of fair value based on the present value of the expected future cash flows. The present value of the expected future cash flows was calculated using management's best estimate of key assumptions including credit losses, prepayment rates and an appropriate risk adjusted discount rate (all unobservable Level 3 inputs) for which we utilized annualized rates of approximately 2.1%, 9.3% and 10.0%, respectively. These assumptions are supported by both our historical experience and anticipated trends relative to the particular portfolios of receivables sold. However, to assess the sensitivity on the fair value of the beneficial interests, we adjusted the credit loss rate, prepayment rate and discount rate assumptions individually by 10% and 20% while holding the other assumptions constant. Although the effect of multiple assumption changes was not considered in this analysis, a 10% or 20% adverse variation in any one of these three individual assumptions would each decrease the recorded beneficial interests by approximately $4 or less.
The ultimate purchaser has no recourse to our other assets for the failure of customers to pay principal and interest when due beyond our beneficial interests of which $35 and $68 is included in “Other current assets” and “Other long-term assets”, respectively, in the accompanying Consolidated Balance Sheets at December 31, 2012. The beneficial interests are held by the bankruptcy-remote subsidiaries and therefore are not available to satisfy any of our creditor obligations. We will report collections on the beneficial interests as operating cash flows in the Consolidated Statements of Cash Flows because such beneficial interests are the result of an operating activity and the associated interest rate risk is de minimis considering their weighted average lives of less than 2 years.
Allowance for Credit Losses and Credit Quality
Our finance receivable portfolios are primarily in the U.S., Canada and Western Europe. We generally establish customer credit limits and estimate the allowance for credit losses on a country or geographic basis. We establish credit limits based upon an initial evaluation of the customer's credit quality and adjust that limit accordingly based upon ongoing credit assessments of the customer, including payment history and changes in credit quality.
The allowance for doubtful accounts and provision for credit losses represents an estimate of the losses expected to be incurred from the Company's finance receivable portfolio. The level of the allowance is determined on a collective basis by applying projected loss rates to our different portfolios by country, which represent our portfolio segments. This is the level at which we develop and document our methodology to determine the allowance for credit losses. This loss rate is primarily based upon historical loss experience adjusted for judgments about the probable effects of relevant observable data including current economic conditions as well as delinquency trends, resolution rates, the aging of receivables, credit quality indicators and the financial health of specific customer classes or groups. The allowance for doubtful finance receivables is inherently more difficult to estimate than the allowance for trade accounts receivable because the underlying lease portfolio has an average maturity, at any time, of approximately two to three years and contains past due billed amounts, as well as unbilled amounts. We consider all available information in our quarterly assessments of the adequacy of the allowance for doubtful accounts. The identification of account-specific exposure is not a significant factor in establishing the allowance for doubtful finance receivables. Our policy and methodology used to establish our allowance for doubtful accounts has been consistently applied over all periods presented.

Since our allowance for doubtful finance receivables is determined by country, the risk characteristics in our finance receivable portfolio segments will generally be consistent with the risk factors associated with the economies of those countries/regions. Loss rates declined in both the U.S. and Canada reflecting the effects of improved collections in those countries during 2011 and 2012 . Since Europe is comprised of various countries and regional economies, the risk profile within our European portfolio segment is somewhat more diversified due to the varying economic conditions among the countries. Charge-offs in Europe were flat in 2012 as compared to the prior years reflecting a stabilization of the credit issues noted in 2011. Loss rates peaked in 2011 as a result of the European economic challenges particularly for those countries in the southern region.

The following table is a rollforward of the allowance for doubtful finance receivables as well as the related investment in finance receivables:

	United States	Canada	Europe	Other(3)	Total
Allowance for Credit Losses:
Balance at December 31, 2010	$91	$37	$81	$3	$212
Provision	15	11	74	—	100
Charge-offs	(31)	(17)	(59)	(1)	(108)
Recoveries and other(1)	—	2	(5)	—	(3)
Balance at December 31, 2011	75	33	91	2	201
Provision	11	9	52	3	75
Charge-offs	(21)	(15)	(59)	(2)	(97)
Recoveries and other(1)	3	4	1	1	9
Sale of finance receivables	(18)	—	—	—	(18)
Balance at December 31, 2012	$50	$31	$85	$4	$170
Finance Receivables Collectively Evaluated for Impairment:
December 31, 2011(2)	$2,993	$825	$2,630	$108	$6,556
December 31, 2012(2)	$2,012	$801	$2,474	$194	$5,481
 _____________________________

(1)	Includes the impacts of foreign currency translation and adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.

(2)	Total Finance receivables exclude residual values of $2 and $7 and the allowance for credit losses of $170 and $201 at December 31, 2012 and 2011, respectively.

(3)	Includes developing market countries and smaller units.

In the U.S. and Canada, customers are further evaluated or segregated by class based on industry sector. The primary customer classes are Finance & Other Services, Government & Education; Graphic Arts; Industrial; Healthcare and Other. In Europe, customers are further grouped by class based on the country or region of the customer. The primary customer classes include the U.K./Ireland, France and the following European regions - Central, Nordic and Southern. These groupings or classes are used to understand the nature and extent of our exposure to credit risk arising from finance receivables.
We evaluate our customers based on the following credit quality indicators:

•
Investment grade: This rating includes accounts with excellent to good business credit, asset quality and the capacity to meet financial obligations. These customers are less susceptible to adverse effects due to shifts in economic conditions or changes in circumstance. The rating generally equates to a Standard & Poors ("S&P") rating of BBB- or better. Loss rates in this category are normally minimal at less than 1%.

•
Non-investment grade: This rating includes accounts with average credit risk that are more susceptible to loss in the event of adverse business or economic conditions. This rating generally equates to a BB S&P rating. Although we experience higher loss rates associated with this customer class, we believe the risk is somewhat mitigated by the fact that our leases are fairly well dispersed across a large and diverse customer base. In addition, the higher loss rates are largely offset by the higher rates of return we obtain with such leases. Loss rates in this category are generally in the range of 2% to 4%.

•
Substandard: This rating includes accounts that have marginal credit risk such that the customer’s ability to make repayment is impaired or may likely become impaired. We use numerous strategies to mitigate risk including higher rates of interest, prepayments, personal guarantees, etc. Accounts in this category include customers who were downgraded during the term of the lease from investment and non-investment grade evaluation when the lease was originated. Accordingly there is a distinct possibility for a loss of principal and interest or customer default. The loss rates in this category are around 10%.

Credit quality indicators are updated at least annually, and the credit quality of any given customer can change during the life of the portfolio. Details about our finance receivables portfolio based on industry and credit quality indicators are as follows:

	December 31, 2012
	Investment Grade	Non-investment Grade	Substandard	Total Finance Receivables
Finance and other services	$252	$147	$59	$458
Government and Education	750	15	4	769
Graphic arts	92	90	137	319
Industrial	115	31	17	163
Healthcare	109	37	14	160
Other	70	39	34	143
Total United States	1,388	359	265	2,012
Finance and other services	151	116	40	307
Government and education	117	10	2	129
Graphic arts	37	34	30	101
Industrial	66	40	29	135
Other	75	43	11	129
Total Canada	446	243	112	801
France	274	294	134	702
U.K./Ireland	215	155	50	420
Central(1)	315	445	56	816
Southern(2)	139	230	73	442
Nordics(3)	49	36	9	94
Total Europe	992	1,160	322	2,474
Other	148	39	7	194
Total	$2,974	$1,801	$706	$5,481

____________________________

(1)	Switzerland, Germany, Austria, Belgium and Holland.

(2)	Italy, Greece, Spain and Portugal.

(3)	Sweden, Norway, Denmark and Finland.

	December 31, 2011
	Investment Grade	Non-investment Grade	Substandard	Total Finance Receivables
Finance and other services	$349	$380	$160	$889
Government and education	821	20	4	845
Graphic arts	126	200	172	498
Industrial	180	83	32	295
Healthcare	130	42	28	200
Other	97	93	76	266
Total United States	1,703	818	472	2,993
Finance and other services	153	118	51	322
Government and education	121	9	4	134
Graphic arts	36	39	35	110
Industrial	56	41	34	131
Other	74	42	12	128
Total Canada	440	249	136	825
France	246	354	92	692
U.K./Ireland	201	162	54	417
Central(1)	330	494	57	881
Southern(2)	219	256	63	538
Nordics(3)	60	39	3	102
Total Europe	1,056	1,305	269	2,630
Other	75	26	7	108
Total	$3,274	$2,398	$884	$6,556
____________________________

(1)	Switzerland, Germany, Austria, Belgium and Holland.

(2)	Italy, Greece, Spain and Portugal.
Sweden, Norway, Denmark and Finland.

The aging of our receivables portfolio is based upon the number of days an invoice is past due. Receivables that are more than 90 days past due are considered delinquent. Receivable losses are charged against the allowance when management believes the uncollectibility of the receivable is confirmed and is generally based on individual credit evaluations, results of collection efforts and specific circumstances of the customer. Subsequent recoveries, if any, are credited to the allowance.

We generally continue to maintain equipment on lease and provide services to customers that have invoices for finance receivables that are 90 days or more past due and, as a result of the bundled nature of billings, we also continue to accrue interest on those receivables. However, interest revenue for such billings is only recognized if collectability is deemed reasonably assured. The aging of our billed finance receivables is as follows:

	December 31, 2012
	Current	31-90 Days Past Due	>90 Days Past Due	Total Billed Finance Receivables	Unbilled Finance Receivables	Total Finance Receivables	Finance Receivables >90 Days and Accruing
Finance and other services	$12	$3	$2	$17	$441	$458	$18
Government and education	21	5	3	29	740	769	42
Graphic arts	16	1	1	18	301	319	12
Industrial	5	2	1	8	155	163	6
Healthcare	6	2	1	9	151	160	9
Other	5	1	1	7	136	143	6
Total United States	65	14	9	88	1,924	2,012	93
Canada	2	3	2	7	794	801	30
France	—	5	1	6	696	702	22
U.K./Ireland	2	—	2	4	416	420	2
Central(1)	3	2	4	9	807	816	30
Southern(2)	20	8	14	42	400	442	72
Nordics(3)	1	—	—	1	93	94	—
Total Europe	26	15	21	62	2,412	2,474	126
Other	2	1	—	3	191	194	—
Total	$95	$33	$32	$160	$5,321	$5,481	$249

	December 31, 2011
	Current	31-90 Days Past Due	>90 Days Past Due	Total Billed Finance Receivables	Unbilled Finance Receivables	Total Finance Receivables	Finance Receivables >90 Days and Accruing
Finance and other services	$18	$4	$1	$23	$866	$889	$15
Government and education	21	5	2	28	817	845	29
Graphic arts	16	2	1	19	479	498	7
Industrial	7	2	1	10	285	295	6
Healthcare	5	2	—	7	193	200	5
Other	8	1	—	9	257	266	4
Total United States	75	16	5	96	2,897	2,993	66
Canada	3	2	1	6	819	825	27
France	1	1	1	3	689	692	16
U.K./Ireland	3	2	3	8	409	417	4
Central(1)	7	2	3	12	869	881	46
Southern(2)	31	4	13	48	490	538	82
Nordics(3)	1	—	—	1	101	102	—
Total Europe	43	9	20	72	2,558	2,630	148
Other	2	1	—	3	105	108	—
Total	$123	$28	$26	$177	$6,379	$6,556	$241
 _____________________________

(1)	Switzerland, Germany, Austria, Belgium and Holland.

(2)	Italy, Greece, Spain and Portugal.

(3)	Sweden, Norway, Denmark and Finland.

Finance Receivables	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Finance Receivables
Accounts Receivable, Net

Accounts receivable, net were as follows:

	December 31,
	2012	2011
Amounts billed or billable	$2,639	$2,307
Unbilled amounts	335	395
Allowance for doubtful accounts	(108)	(102)
Accounts Receivable, Net	$2,866	$2,600

Unbilled amounts include amounts associated with percentage-of-completion accounting and other earned revenues not currently billable due to contractual provisions. Amounts to be invoiced in the subsequent month for current services provided are included in amounts billable, and at December 31, 2012 and 2011 were approximately $1,049 and $963, respectively.

We perform ongoing credit evaluations of our customers and adjust credit limits based upon customer payment history and current creditworthiness. The allowance for uncollectible accounts receivables is determined principally on the basis of past collection experience as well as consideration of current economic conditions and changes in our customer collection trends.
Accounts Receivable Sales Arrangements
Accounts receivable sales arrangements are utilized in the normal course of business as part of our cash and liquidity management. We have facilities in the U.S., Canada and several countries in Europe that enable us to sell certain accounts receivable without recourse to third-parties. The accounts receivables sold are generally short-term trade receivables with payment due dates of less than 60 days.
All of our arrangements involve the sale of our entire interest in groups of accounts receivable for cash. In most instances a portion of the sales proceeds are held back by the purchaser and payment is deferred until collection of the related receivables sold. Such holdbacks are not considered legal securities nor are they certificated. We report collections on such receivables as operating cash flows in the Consolidated Statements of Cash Flows because such receivables are the result of an operating activity and the associated interest rate risk is de minimis due to their short-term nature. Our risk of loss following the sales of accounts receivable is limited to the outstanding deferred purchase price receivable. These receivables are included in the caption “Other current assets” in the accompanying Consolidated Balance Sheets and were $116 and $97 at December 31, 2012 and 2011, respectively.
Under most of the agreements, we continue to service the sold accounts receivable. When applicable, a servicing liability is recorded for the estimated fair value of the servicing. The amounts associated with the servicing liability were not material.
Of the accounts receivables sold and derecognized from our balance sheet, $766 and $815 remained uncollected as of December 31, 2012 and 2011, respectively. Accounts receivable sales were as follows:

	Year Ended December 31,
	2012	2011	2010
Accounts receivable sales	$3,699	$3,218	$2,374
Deferred proceeds	639	386	307
Loss on sale of accounts receivables	21	20	15
Estimated (decrease) increase to operating cash flows(1)	(78)	133	106
_____________________________

(1)
Represents the difference between current and prior year fourth quarter receivable sales adjusted for the effects of: (i) the deferred proceeds, (ii) collections prior to the end of the year and (iii) currency.

Finance Receivables, Net

Finance receivables include sales-type leases, direct financing leases and installment loans arising from the marketing of our equipment. These receivables are typically collateralized by a security interest in the underlying assets. Finance receivables, net were as follows:

	December 31,
	2012	2011
Gross receivables	$6,290	$7,583
Unearned income	(809)	(1,027)
Subtotal	5,481	6,556
Residual values	2	7
Allowance for doubtful accounts	(170)	(201)
Finance Receivables, Net	5,313	6,362
Less: Billed portion of finance receivables, net	152	166
Less: Current portion of finance receivables not billed, net	1,836	2,165
Finance Receivables Due After One Year, Net	$3,325	$4,031

Contractual maturities of our gross finance receivables as of December 31, 2012 were as follows (including those already billed of $152):

2013	2014	2015	2016	2017	Thereafter	Total
$2,353	$1,753	$1,234	$680	$242	$28	$6,290

Sale of Finance Receivables
In 2012, we sold our entire interest in two separate portfolios of U.S. finance receivables from our Document Technology segment with a combined net carrying value of $682 (net of an allowance of $18) to a third-party financial institution for cash proceeds of $630 and beneficial interests from the purchaser of $101. The lease contracts, including associated service and supply elements, were initially sold to wholly-owned consolidated bankruptcy-remote limited purpose subsidiaries which in turn sold the principal and interest portions of such contracts to the third-party financial institution (the “ultimate purchaser”). As of December 31, 2012, the net carrying value of the receivables sold and derecognized from our balance sheet was $647.
A pre-tax gain of $44 was recognized on these sales and is net of fees and expenses of approximately $5. The gain was reported in Finance income in Document Technology segment revenues. We continue to service the sold receivables for which we receive a 1% servicing fee. We have concluded that the 1% servicing fee (approximately $12 over the expected life of the associated receivables) is adequate compensation and, accordingly, no servicing asset or liability was recorded.
The beneficial interests represent our right to receive future cash flows from the sold receivables which exceed the ultimate purchaser's initial investment and associated return on that investment as well as the servicing fee. The beneficial interests were initially recognized at an estimate of fair value based on the present value of the expected future cash flows. The present value of the expected future cash flows was calculated using management's best estimate of key assumptions including credit losses, prepayment rates and an appropriate risk adjusted discount rate (all unobservable Level 3 inputs) for which we utilized annualized rates of approximately 2.1%, 9.3% and 10.0%, respectively. These assumptions are supported by both our historical experience and anticipated trends relative to the particular portfolios of receivables sold. However, to assess the sensitivity on the fair value of the beneficial interests, we adjusted the credit loss rate, prepayment rate and discount rate assumptions individually by 10% and 20% while holding the other assumptions constant. Although the effect of multiple assumption changes was not considered in this analysis, a 10% or 20% adverse variation in any one of these three individual assumptions would each decrease the recorded beneficial interests by approximately $4 or less.
The ultimate purchaser has no recourse to our other assets for the failure of customers to pay principal and interest when due beyond our beneficial interests of which $35 and $68 is included in “Other current assets” and “Other long-term assets”, respectively, in the accompanying Consolidated Balance Sheets at December 31, 2012. The beneficial interests are held by the bankruptcy-remote subsidiaries and therefore are not available to satisfy any of our creditor obligations. We will report collections on the beneficial interests as operating cash flows in the Consolidated Statements of Cash Flows because such beneficial interests are the result of an operating activity and the associated interest rate risk is de minimis considering their weighted average lives of less than 2 years.
Allowance for Credit Losses and Credit Quality
Our finance receivable portfolios are primarily in the U.S., Canada and Western Europe. We generally establish customer credit limits and estimate the allowance for credit losses on a country or geographic basis. We establish credit limits based upon an initial evaluation of the customer's credit quality and adjust that limit accordingly based upon ongoing credit assessments of the customer, including payment history and changes in credit quality.
The allowance for doubtful accounts and provision for credit losses represents an estimate of the losses expected to be incurred from the Company's finance receivable portfolio. The level of the allowance is determined on a collective basis by applying projected loss rates to our different portfolios by country, which represent our portfolio segments. This is the level at which we develop and document our methodology to determine the allowance for credit losses. This loss rate is primarily based upon historical loss experience adjusted for judgments about the probable effects of relevant observable data including current economic conditions as well as delinquency trends, resolution rates, the aging of receivables, credit quality indicators and the financial health of specific customer classes or groups. The allowance for doubtful finance receivables is inherently more difficult to estimate than the allowance for trade accounts receivable because the underlying lease portfolio has an average maturity, at any time, of approximately two to three years and contains past due billed amounts, as well as unbilled amounts. We consider all available information in our quarterly assessments of the adequacy of the allowance for doubtful accounts. The identification of account-specific exposure is not a significant factor in establishing the allowance for doubtful finance receivables. Our policy and methodology used to establish our allowance for doubtful accounts has been consistently applied over all periods presented.

Since our allowance for doubtful finance receivables is determined by country, the risk characteristics in our finance receivable portfolio segments will generally be consistent with the risk factors associated with the economies of those countries/regions. Loss rates declined in both the U.S. and Canada reflecting the effects of improved collections in those countries during 2011 and 2012 . Since Europe is comprised of various countries and regional economies, the risk profile within our European portfolio segment is somewhat more diversified due to the varying economic conditions among the countries. Charge-offs in Europe were flat in 2012 as compared to the prior years reflecting a stabilization of the credit issues noted in 2011. Loss rates peaked in 2011 as a result of the European economic challenges particularly for those countries in the southern region.

The following table is a rollforward of the allowance for doubtful finance receivables as well as the related investment in finance receivables:

	United States	Canada	Europe	Other(3)	Total
Allowance for Credit Losses:
Balance at December 31, 2010	$91	$37	$81	$3	$212
Provision	15	11	74	—	100
Charge-offs	(31)	(17)	(59)	(1)	(108)
Recoveries and other(1)	—	2	(5)	—	(3)
Balance at December 31, 2011	75	33	91	2	201
Provision	11	9	52	3	75
Charge-offs	(21)	(15)	(59)	(2)	(97)
Recoveries and other(1)	3	4	1	1	9
Sale of finance receivables	(18)	—	—	—	(18)
Balance at December 31, 2012	$50	$31	$85	$4	$170
Finance Receivables Collectively Evaluated for Impairment:
December 31, 2011(2)	$2,993	$825	$2,630	$108	$6,556
December 31, 2012(2)	$2,012	$801	$2,474	$194	$5,481
 _____________________________

(1)	Includes the impacts of foreign currency translation and adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.

(2)	Total Finance receivables exclude residual values of $2 and $7 and the allowance for credit losses of $170 and $201 at December 31, 2012 and 2011, respectively.

(3)	Includes developing market countries and smaller units.

In the U.S. and Canada, customers are further evaluated or segregated by class based on industry sector. The primary customer classes are Finance & Other Services, Government & Education; Graphic Arts; Industrial; Healthcare and Other. In Europe, customers are further grouped by class based on the country or region of the customer. The primary customer classes include the U.K./Ireland, France and the following European regions - Central, Nordic and Southern. These groupings or classes are used to understand the nature and extent of our exposure to credit risk arising from finance receivables.
We evaluate our customers based on the following credit quality indicators:

•
Investment grade: This rating includes accounts with excellent to good business credit, asset quality and the capacity to meet financial obligations. These customers are less susceptible to adverse effects due to shifts in economic conditions or changes in circumstance. The rating generally equates to a Standard & Poors ("S&P") rating of BBB- or better. Loss rates in this category are normally minimal at less than 1%.

•
Non-investment grade: This rating includes accounts with average credit risk that are more susceptible to loss in the event of adverse business or economic conditions. This rating generally equates to a BB S&P rating. Although we experience higher loss rates associated with this customer class, we believe the risk is somewhat mitigated by the fact that our leases are fairly well dispersed across a large and diverse customer base. In addition, the higher loss rates are largely offset by the higher rates of return we obtain with such leases. Loss rates in this category are generally in the range of 2% to 4%.

•
Substandard: This rating includes accounts that have marginal credit risk such that the customer’s ability to make repayment is impaired or may likely become impaired. We use numerous strategies to mitigate risk including higher rates of interest, prepayments, personal guarantees, etc. Accounts in this category include customers who were downgraded during the term of the lease from investment and non-investment grade evaluation when the lease was originated. Accordingly there is a distinct possibility for a loss of principal and interest or customer default. The loss rates in this category are around 10%.

Credit quality indicators are updated at least annually, and the credit quality of any given customer can change during the life of the portfolio. Details about our finance receivables portfolio based on industry and credit quality indicators are as follows:

	December 31, 2012
	Investment Grade	Non-investment Grade	Substandard	Total Finance Receivables
Finance and other services	$252	$147	$59	$458
Government and Education	750	15	4	769
Graphic arts	92	90	137	319
Industrial	115	31	17	163
Healthcare	109	37	14	160
Other	70	39	34	143
Total United States	1,388	359	265	2,012
Finance and other services	151	116	40	307
Government and education	117	10	2	129
Graphic arts	37	34	30	101
Industrial	66	40	29	135
Other	75	43	11	129
Total Canada	446	243	112	801
France	274	294	134	702
U.K./Ireland	215	155	50	420
Central(1)	315	445	56	816
Southern(2)	139	230	73	442
Nordics(3)	49	36	9	94
Total Europe	992	1,160	322	2,474
Other	148	39	7	194
Total	$2,974	$1,801	$706	$5,481

____________________________

(1)	Switzerland, Germany, Austria, Belgium and Holland.

(2)	Italy, Greece, Spain and Portugal.

(3)	Sweden, Norway, Denmark and Finland.

	December 31, 2011
	Investment Grade	Non-investment Grade	Substandard	Total Finance Receivables
Finance and other services	$349	$380	$160	$889
Government and education	821	20	4	845
Graphic arts	126	200	172	498
Industrial	180	83	32	295
Healthcare	130	42	28	200
Other	97	93	76	266
Total United States	1,703	818	472	2,993
Finance and other services	153	118	51	322
Government and education	121	9	4	134
Graphic arts	36	39	35	110
Industrial	56	41	34	131
Other	74	42	12	128
Total Canada	440	249	136	825
France	246	354	92	692
U.K./Ireland	201	162	54	417
Central(1)	330	494	57	881
Southern(2)	219	256	63	538
Nordics(3)	60	39	3	102
Total Europe	1,056	1,305	269	2,630
Other	75	26	7	108
Total	$3,274	$2,398	$884	$6,556
____________________________

(1)	Switzerland, Germany, Austria, Belgium and Holland.

(2)	Italy, Greece, Spain and Portugal.
Sweden, Norway, Denmark and Finland.

The aging of our receivables portfolio is based upon the number of days an invoice is past due. Receivables that are more than 90 days past due are considered delinquent. Receivable losses are charged against the allowance when management believes the uncollectibility of the receivable is confirmed and is generally based on individual credit evaluations, results of collection efforts and specific circumstances of the customer. Subsequent recoveries, if any, are credited to the allowance.

We generally continue to maintain equipment on lease and provide services to customers that have invoices for finance receivables that are 90 days or more past due and, as a result of the bundled nature of billings, we also continue to accrue interest on those receivables. However, interest revenue for such billings is only recognized if collectability is deemed reasonably assured. The aging of our billed finance receivables is as follows:

	December 31, 2012
	Current	31-90 Days Past Due	>90 Days Past Due	Total Billed Finance Receivables	Unbilled Finance Receivables	Total Finance Receivables	Finance Receivables >90 Days and Accruing
Finance and other services	$12	$3	$2	$17	$441	$458	$18
Government and education	21	5	3	29	740	769	42
Graphic arts	16	1	1	18	301	319	12
Industrial	5	2	1	8	155	163	6
Healthcare	6	2	1	9	151	160	9
Other	5	1	1	7	136	143	6
Total United States	65	14	9	88	1,924	2,012	93
Canada	2	3	2	7	794	801	30
France	—	5	1	6	696	702	22
U.K./Ireland	2	—	2	4	416	420	2
Central(1)	3	2	4	9	807	816	30
Southern(2)	20	8	14	42	400	442	72
Nordics(3)	1	—	—	1	93	94	—
Total Europe	26	15	21	62	2,412	2,474	126
Other	2	1	—	3	191	194	—
Total	$95	$33	$32	$160	$5,321	$5,481	$249

	December 31, 2011
	Current	31-90 Days Past Due	>90 Days Past Due	Total Billed Finance Receivables	Unbilled Finance Receivables	Total Finance Receivables	Finance Receivables >90 Days and Accruing
Finance and other services	$18	$4	$1	$23	$866	$889	$15
Government and education	21	5	2	28	817	845	29
Graphic arts	16	2	1	19	479	498	7
Industrial	7	2	1	10	285	295	6
Healthcare	5	2	—	7	193	200	5
Other	8	1	—	9	257	266	4
Total United States	75	16	5	96	2,897	2,993	66
Canada	3	2	1	6	819	825	27
France	1	1	1	3	689	692	16
U.K./Ireland	3	2	3	8	409	417	4
Central(1)	7	2	3	12	869	881	46
Southern(2)	31	4	13	48	490	538	82
Nordics(3)	1	—	—	1	101	102	—
Total Europe	43	9	20	72	2,558	2,630	148
Other	2	1	—	3	105	108	—
Total	$123	$28	$26	$177	$6,379	$6,556	$241
 _____________________________

(1)	Switzerland, Germany, Austria, Belgium and Holland.

(2)	Italy, Greece, Spain and Portugal.

(3)	Sweden, Norway, Denmark and Finland.

Inventories and Equipment on Operating Leases, Net	12 Months Ended
Dec. 31, 2012
Inventories and Equipment on Operating Leases, Net [Abstract]
Inventories and Equipment on Operating Leases, Net
Inventories and Equipment on Operating Leases, Net
The following is a summary of Inventories by major category:

	December 31,
	2012	2011
Finished goods	$844	$866
Work-in-process	61	58
Raw materials	106	97
Total Inventories	$1,011	$1,021

The transfer of equipment from our inventories to equipment subject to an operating lease is presented in our Consolidated Statements of Cash Flows in the operating activities section. Equipment on operating leases and similar arrangements consists of our equipment rented to customers and depreciated to estimated salvage value at the end of the lease term. We recorded $30, $39 and $31 in inventory write-down charges for the years ended December 31, 2012, 2011 and 2010, respectively.
Equipment on operating leases and the related accumulated depreciation were as follows:

	December 31,
	2012	2011
Equipment on operating leases	$1,533	$1,556
Accumulated depreciation	(998)	(1,023)
Equipment on Operating Leases, Net	$535	$533

Depreciable lives generally vary from three to four years consistent with our planned and historical usage of the equipment subject to operating leases. Depreciation and obsolescence expense for equipment on operating leases was $279, $294 and $313 for the years ended December 31, 2012, 2011 and 2010, respectively. Our equipment operating lease terms vary, generally from one to three years. Scheduled minimum future rental revenues on operating leases with original terms of one year or longer are:

2013	2014	2015	2016	2017	Thereafter
$397	$285	$177	$103	$46	$15

Total contingent rentals on operating leases, consisting principally of usage charges in excess of minimum contracted amounts, for the years ended December 31, 2012, 2011 and 2010 amounted to $158, $154 and $133, respectively.

Land, Buildings, Equipment and Software, Net	12 Months Ended
Dec. 31, 2012
Land, Buildings and Equipment, Net [Abstract]
Land, Buildings, Equipment and Software, Net
7 - Land, Buildings, Equipment and Software, Net
Land, buildings and equipment, net were as follows:

		December 31,
	Estimated Useful Lives (Years)	2012	2011
Land		$61	$60
Buildings and building equipment	25 to 50	1,135	1,121
Leasehold improvements	Varies	506	461
Plant machinery	5 to 12	1,571	1,557
Office furniture and equipment	3 to 15	1,681	1,470
Other	4 to 20	83	99
Construction in progress		74	93
Subtotal		5,111	4,861
Accumulated depreciation		(3,555)	(3,249)
Land, Buildings and Equipment, Net		$1,556	$1,612

Depreciation expense and operating lease rent expense were as follows:

	Year Ended December 31,
	2012	2011	2010
Depreciation expense	$452	$405	$379
Operating lease rent expense(1)	646	681	632

_____________________________

(1)	We lease certain land, buildings and equipment, substantially all of which are accounted for as operating leases. Capital leased assets were less than $80 at December 31, 2012 and 2011, respectively.
Future minimum operating lease commitments that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2012 were as follows:

2013	2014	2015	2016	2017	Thereafter
$636	$425	$265	$157	$74	$83

Internal Use and Product Software

	Year Ended December 31,
Additions to:	2012	2011	2010
Internal use software	$125	$163	$164
Product software	107	108	70

	December 31,
Capitalized costs, net:	2012	2011
Internal use software	$577	$545
Product software	344	256

Useful lives of our internal use and product software generally vary from three to ten years. Included within product software is approximately $200 of capitalized costs associated with a software system developed for use in certain of our government services businesses.

Our 2012 impairment review indicated these costs will be recoverable from estimated future operating profits.
However, since the review indicated that the excess of estimated future operating profits over capitalized costs was less than 5%; in 2013 we will continue to closely monitor any significant changes in the estimated future revenues or margins from current or potential customers. Beginning in 2013, the costs associated with this software system will be amortized over seven years.

Investment in Affiliates, at Equity	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investment in Affiliates, at Equity
Investment in Affiliates, at Equity

Investments in corporate joint ventures and other companies in which we generally have a 20% to 50% ownership interest were as follows:

	December 31,
	2012	2011
Fuji Xerox	$1,317	$1,334
All other equity investments	64	61
Investments in Affiliates, at Equity	$1,381	$1,395

Our equity in net income of our unconsolidated affiliates was as follows:

	Year Ended December 31,
	2012	2011	2010
Fuji Xerox	$139	$137	$63
Other investments	13	12	15
Total Equity in Net Income of Unconsolidated Affiliates	$152	$149	$78

Fuji Xerox
Fuji Xerox is headquartered in Tokyo and operates in Japan, China, Australia, New Zealand and other areas of the Pacific Rim. Our investment in Fuji Xerox of $1,317 at December 31, 2012, differs from our implied 25% interest in the underlying net assets, or $1,430, due primarily to our deferral of gains resulting from sales of assets by us to Fuji Xerox.

Equity in net income of Fuji Xerox is affected by certain adjustments to reflect the deferral of profit associated with intercompany sales. These adjustments may result in recorded equity income that is different from that implied by our 25% ownership interest.
Condensed financial data of Fuji Xerox was as follows:

	Year Ended December 31,
	2012	2011	2010
Summary of Operations
Revenues	$12,633	$12,367	$11,276
Costs and expenses	11,783	11,464	10,659
Income before income taxes	850	903	617
Income tax expense	279	312	291
Net Income	571	591	326
Less: Net income - noncontrolling interests	6	5	5
Net Income - Fuji Xerox	$565	$586	$321
Balance Sheet
Assets:
Current assets	$5,154	$5,056	$4,884
Long-term assets	6,158	6,064	5,978
Total Assets	$11,312	$11,120	$10,862
Liabilities and Equity:
Current liabilities	$3,465	$3,772	$3,534
Long-term debt	1,185	817	1,260
Other long-term liabilities	917	700	707
Noncontrolling interests	27	25	22
Fuji Xerox shareholders' equity	5,718	5,806	5,339
Total Liabilities and Equity	$11,312	$11,120	$10,862

Yen/U.S. Dollar exchange rates used to translate are as follows:

Financial Statement	Exchange Basis	2012	2011	2010
Summary of Operations	Weighted average rate	79.89	79.61	87.64
Balance Sheet	Year-end rate	86.01	77.62	81.66

Transactions with Fuji Xerox
We receive dividends from Fuji Xerox, which are reflected as a reduction in our investment. Additionally, we have a Technology Agreement with Fuji Xerox whereby we receive royalty payments for their use of our Xerox brand trademark, as well as rights to access our patent portfolio in exchange for access to their patent portfolio. These payments are included in Outsourcing, service and rental revenues in the Consolidated Statements of Income. We also have arrangements with Fuji Xerox whereby we purchase inventory from and sell inventory to Fuji Xerox. Pricing of the transactions under these arrangements is based upon terms the Company believes to be negotiated at arm's length. Our purchase commitments with Fuji Xerox are in the normal course of business and typically have a lead time of three months. In addition, we pay Fuji Xerox and they pay us for unique research and development costs.
Transactions with Fuji Xerox were as follows:

	Year Ended December 31,
	2012	2011	2010
Dividends received from Fuji Xerox	$52	$58	$36
Royalty revenue earned	132	128	116
Inventory purchases from Fuji Xerox	2,069	2,180	2,098
Inventory sales to Fuji Xerox	147	151	147
R&D payments received from Fuji Xerox	2	2	1
R&D payments paid to Fuji Xerox	15	21	30

As of December 31, 2012 and 2011, net amounts due to Fuji Xerox were $110 and $105, respectively.

Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net
- Goodwill and Intangible Assets, Net
Goodwill
The following table presents the changes in the carrying amount of goodwill, by reportable segment:

	Year Ended December 31,
	Services	Document Technology	Total
Balance at December 31, 2009(1)	$1,295	$2,127	$3,422
Foreign currency translation	(22)	(25)	(47)
Acquisitions:
ACS	5,127	—	5,127
EHRO	77	—	77
TMS	35	—	35
IBS	—	14	14
Other	10	11	21
Balance at December 31, 2010	$6,522	$2,127	$8,649
Foreign currency translation	(28)	(6)	(34)
Acquisitions:
Unamic/HCN	43	—	43
Breakaway	33	—	33
ESM	28	—	28
Concept Group	—	26	26
MBM	—	20	20
Other	21	17	38
Balance at December 31, 2011	$6,619	$2,184	$8,803
Foreign currency translation	41	34	75
Acquisitions:
WDS	69	—	69
R.K. Dixon	—	30	30
Other	51	34	85
Balance at December 31, 2012	$6,780	$2,282	$9,062

 _____________________________

(1)	Includes the reallocation of approximately $300 of goodwill related to our Managed Print Services business from Document Technology to Services to reflect the current composition of our Segments.
Intangible Assets, Net
Net intangible assets were $2.8 billion at December 31, 2012 and approximately $2.4 billion relate to the Services segment and $0.4 billion relate to the Document Technology segment. Intangible assets were comprised of the following:

		December 31, 2012			December 31, 2011
	Weighted Average Amortization	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Customer relationships	12 years	$3,562	$1,052	$2,510	$3,522	$751	$2,771
Distribution network	25 years	123	64	59	123	59	64
Trademarks(1)	20 years	257	59	198	238	47	191
Technology, patents and non-compete(1)	4 years	23	7	16	29	13	16
Total Intangible Assets		$3,965	$1,182	$2,783	$3,912	$870	$3,042

 _____________________________

(1)	Includes $10 and $5 of indefinite-lived assets within trademarks and technology, respectively, related to the 2010 acquisition of ACS.

Amortization expense related to intangible assets was $328, $401, and $316 for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization expense for 2011 includes $52 for the accelerated write-off of the ACS trade name as a result of the fourth quarter 2011 decision to discontinue its use and transition our services business to the “Xerox Business Services” trade name.

Excluding the impact of additional acquisitions, amortization expense is expected to approximate $333 in 2013 and 2014, and $328 in years 2015 through 2017.

Restructuring and Asset Impairment Charges	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring and Asset Impairment Charges
Restructuring and Asset Impairment Charges

Over the past several years, we have engaged in a series of restructuring programs related to downsizing our employee base, exiting certain activities, outsourcing certain internal functions and engaging in other actions designed to reduce our cost structure and improve productivity. These initiatives primarily consist of severance actions and impact all major geographies and segments. Management continues to evaluate our business, therefore, in future years, there may be additional provisions for new plan initiatives as well as changes in previously recorded estimates, as payments are made or actions are completed. Asset impairment charges were also incurred in connection with these restructuring actions for those assets sold, abandoned or made obsolete as a result of these programs.

Costs associated with restructuring, including employee severance and lease termination costs are generally recognized when it has been determined that a liability has been incurred, which is generally upon communication to the affected employees or exit from the leased facility, respectively. In those geographies where we have either a formal severance plan or a history of consistently providing severance benefits representing a substantive plan, we recognize employee severance costs when they are both probable and reasonably estimable.

A summary of our restructuring program activity during the three years ended December 31, 2012 is as follows:

	Severance and Related Costs	Lease Cancellation and Other Costs	Asset Impairments(1)	Total
Balance at December 31, 2009	$54	$20	$—	$74
Restructuring provision	470	28	26	524
Reversals of prior accruals	(32)	(9)	—	(41)
Net current period charges(2)	438	19	26	483
Charges against reserve and currency	(194)	(14)	(26)	(234)
Balance at December 31, 2010	298	25	—	323
Restructuring provision	98	1	5	104
Reversals of prior accruals	(65)	(6)	—	(71)
Net current period charges(2)	33	(5)	5	33
Charges against reserve and currency	(215)	(13)	(5)	(233)
Balance at December 31, 2011	116	7	—	123
Restructuring provision	160	5	2	167
Reversals of prior accruals	(13)	—	(1)	(14)
Net current period charges(2)	147	5	1	153
Charges against reserve and currency	(140)	(5)	(1)	(146)
Balance at December 31, 2012	$123	$7	$—	$130
 _____________________________

(1)	Charges associated with asset impairments represent the write-down of the related assets to their new cost basis and are recorded concurrently with the recognition of the provision.

(2)	Represents amount recognized within the Consolidated Statements of Income for the years shown.

The following table summarizes the reconciliation to the Consolidated Statements of Cash Flows:

	Year Ended December 31,
	2012	2011	2010
Charges against reserve	$(146)	$(233)	$(234)
Asset impairment	1	5	26
Effects of foreign currency and other non-cash items	1	10	(5)
Restructuring Cash Payments	$(144)	$(218)	$(213)

The following table summarizes the total amount of costs incurred in connection with these restructuring programs by segment:

	Year Ended December 31,
	2012	2011	2010
Services	$71	$12	$104
Document Technology	82	23	325
Other	—	(2)	54
Total Net Restructuring Charges	$153	$33	$483

Refer to the "Restructuring and Asset Impairment Charges" section of our MD&A for additional discussion of net restructuring charges for the three years ended December 31, 2012.

Supplemental Financial Information	12 Months Ended
Dec. 31, 2012
Supplemental Financial Information [Abstract]
Supplemental Financial Information
 Supplementary Financial Information
The components of other current and long-term assets and liabilities were as follows:

	December 31,
	2012	2011
Other Current Assets
Deferred taxes and income taxes receivable	$296	$261
Royalties, license fees and software maintenance	165	143
Restricted cash	151	97
Prepaid expenses	143	147
Derivative instruments	11	58
Deferred purchase price from sales of accounts receivables	116	97
Beneficial interests - sales of finance receivables	35	—
Advances and deposits	29	28
Other	216	227
Total Other Current Assets	$1,162	$1,058
Other Current Liabilities
Deferred taxes and income taxes payable	$105	$83
Other taxes payable	170	150
Interest payable	83	84
Restructuring reserves	122	116
Derivative instruments	82	31
Product warranties	13	15
Dividends payable	69	74
Distributor and reseller rebates/commissions	117	112
Servicer liabilities	146	88
Other	869	878
Total Other Current Liabilities	$1,776	$1,631
Other Long-term Assets
Prepaid pension costs	$35	$76
Net investment in discontinued operations	190	204
Internal use software, net	577	545
Product software, net	344	256
Restricted cash	214	246
Debt issuance costs, net	37	38
Customer contract costs, net	356	294
Beneficial interests - sales of finance receivables	68	—
Deferred compensation plan investments	100	92
Other	416	365
Total Other Long-term Assets	$2,337	$2,116
Other Long-term Liabilities
Deferred and other tax liabilities	$262	$290
Environmental reserves	14	16
Unearned income	134	82
Restructuring reserves	8	7
Other	360	466
Total Other Long-term Liabilities	$778	$861

Restricted Cash and Investments
As more fully discussed in Note 17 - Contingencies and Litigation, various litigation matters in Brazil require us to make cash deposits to escrow as a condition of continuing the litigation. In addition, as more fully discussed in Note 4 - Accounts Receivable, Net and Note 5 - Finance Receivables, Net, we continue to service the receivables sold under most of our receivable sale agreements. As servicer, we may collect cash related to sold receivables prior to month-end that will be remitted to the purchaser the following month. Since we are acting on behalf of the purchaser in our capacity as servicer, such cash collected is reported as restricted cash. Restricted cash amounts are classified in our Consolidated Balance Sheets based on when the cash will be contractually or judicially released.

Restricted cash amounts were as follows:

	December 31,
	2012	2011
Tax and labor litigation deposits in Brazil	$211	$240
Escrow and cash collections related to receivable sales	146	88
Other restricted cash	8	15
Total Restricted Cash and Investments	$365	$343

Net Investment in Discontinued Operations
At December 31, 2012, our net investment in discontinued operations primarily consisted of a $208 performance-based instrument relating to the 1997 sale of The Resolution Group (“TRG”) net of remaining net liabilities associated with our discontinued operations of $18. The recovery of the performance-based instrument is dependent on the sufficiency of TRG's available cash flows, as guaranteed by TRG's ultimate parent, which are expected to be recovered in annual cash distributions through 2017. The performance-based instrument is pledged as security for our future funding obligations to our U.K. Pension Plan for salaried employees.

Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
Debt

Short-term borrowings were as follows:

	December 31,
	2012	2011
Commercial paper	$—	$100
Current maturities of long-term debt	1,042	1,445
Total Short-term Debt	$1,042	$1,545

We classify our debt based on the contractual maturity dates of the underlying debt instruments or as of the earliest put date available to the debt holders. We defer costs associated with debt issuance over the applicable term, or to the first put date in the case of convertible debt or debt with a put feature. These costs are amortized as interest expense in our Consolidated Statements of Income.

Long-term debt was as follows:

	December 31,
	Weighted Average Interest Rates at December 31, 2012(2)	2012	2011
Xerox Corporation
Senior Notes due 2012	—%	—	1,100
Senior Notes due 2013	5.65%	400	400
Floating Rate Notes due 2013	1.71%	600	—
Convertible Notes due 2014	9.00%	19	19
Senior Notes due 2014	8.25%	750	750
Floating Rate Notes due 2014	1.13%	300	300
Senior Notes due 2015	4.29%	1,000	1,000
Notes due 2016	7.20%	250	250
Senior Notes due 2016	6.48%	700	700
Senior Notes due 2017	6.83%	500	500
Senior Notes due 2017	2.98%	500	—
Notes due 2018	0.57%	1	1
Senior Notes due 2018	6.37%	1,000	1,000
Senior Notes due 2019	5.66%	650	650
Senior Notes due 2021	5.39%	1,062	700
Zero Coupon Notes due 2023	—%	—	301
Senior Notes due 2039	6.78%	350	350
Subtotal - Xerox Corporation		$8,082	$8,021
Subsidiary Companies
Senior Notes due 2015	4.25%	250	250
Borrowings secured by other assets	4.31%	77	76
Other	1.23%	1	3
Subtotal-Subsidiary Companies		$328	$329
Principal Debt Balance		8,410	8,350
Unamortized discount		(63)	(7)
Fair value adjustments(1)		142	190
Less: current maturities		(1,042)	(1,445)
Total Long-term Debt		$7,447	$7,088

 _____________________________

(1)
Fair value adjustments represent changes in the fair value of hedged debt obligations attributable to movements in benchmark interest rates. Hedge accounting requires hedged debt instruments to be reported at an amount equal to the sum of their carrying value (principal value plus/minus premiums/discounts) and any fair value adjustment.

(2)	Represents weighted average effective interest rate which includes the effect of discounts and premiums on issued debt.

Scheduled principal payments due on our long-term debt for the next five years and thereafter are as follows:

2013(1)	2014	2015	2016	2017	Thereafter	Total
1,039	$1,093	$1,259	$954	$1,002	$3,063	$8,410

 _____________________________

(1)	Quarterly total debt maturities for 2013 are $12, $410, $609 and $8 for the first, second, third and fourth quarters, respectively.

Commercial Paper
We have a private placement commercial paper (“CP”) program in the U.S. under which we may issue CP up to a maximum amount of $2.0 billion outstanding at any time. Aggregate CP and Credit Facility borrowings may not exceed $2.0 billion outstanding at any time. The maturities of the CP Notes will vary, but may not exceed 390 days from the date of issue. The CP Notes are sold at a discount from par or, alternatively, sold at par and bear interest at market rates. At December 31, 2012, we did not have any CP Notes outstanding.

Credit Facility
We have a $2.0 billion unsecured revolving Credit Facility with a group of lenders which matures in 2016. The Credit Facility contains a $300 letter of credit sub-facility, and also includes an accordion feature that would allow us to increase (from time to time, with willing lenders) the overall size of the facility up to an aggregate amount not to exceed $2.75 billion. We entered into the facility in December 2011 and we have the right to request a one year extension on each of the first and second anniversary dates of this facility. No extension was requested at the first anniversary date in 2012.

The Credit Facility provides a backstop to our $2.0 billion CP program. Proceeds from any borrowings under the Credit Facility can be used to provide working capital for the Company and its subsidiaries and for general corporate purposes.

At December 31, 2012 we had no outstanding borrowings or letters of credit under the Credit Facility.

The Credit Facility is available, without sublimit, to certain of our qualifying subsidiaries. Our obligations under the Credit Facility are unsecured and are not currently guaranteed by any of our subsidiaries. Any domestic subsidiary that guarantees more than $100 of Xerox Corporation debt must also guaranty our obligations under the Credit Facility. In the event that any of our subsidiaries borrows under the Credit Facility, its borrowings thereunder would be guaranteed by us.

Borrowings under the Credit Facility bear interest at our choice, at either (a) a Base Rate as defined in our Credit Facility agreement, plus a spread that varies between 0.00% and 0.45% depending on our credit rating at the time of borrowing, or (b) LIBOR plus an all-in spread that varies between 0.90% and 1.45% depending on our credit rating at the time of borrowing. Based on our credit rating as of December 31, 2012, the applicable all-in spreads for the Base Rate and LIBOR borrowing were 0.175% and 1.175%, respectively.

An annual facility fee is payable to each participator in the Credit Facility at a rate that varies between 0.10% and 0.30% depending on our credit rating. Based on our credit rating as of December 31, 2012, the applicable rate is 0.20%.

The Credit Facility contains various conditions to borrowing and affirmative, negative and financial maintenance covenants. Certain of the more significant covenants are summarized below:

(a)	Maximum leverage ratio (a quarterly test that is calculated as principal debt divided by consolidated EBITDA, as defined) of 3.75x.

(b)	Minimum interest coverage ratio (a quarterly test that is calculated as consolidated EBITDA divided by consolidated interest expense) may not be less than 3.00x.

(c)
Limitations on (i) liens of Xerox and certain of our subsidiaries securing debt, (ii) certain fundamental changes to corporate structure, (iii) changes in nature of business and (iv) limitations on debt incurred by certain subsidiaries.

The Credit Facility also contains various events of default, the occurrence of which could result in termination of the lenders' commitments to lend and the acceleration of all our obligations under the Credit Facility. These events of default include, without limitation: (i) payment defaults, (ii) breaches of covenants under the Credit Facility (certain of which breaches do not have any grace period), (iii) cross-defaults and acceleration to certain of our other obligations and (iv) a change of control of Xerox.

Capital Market Activity

Refer to the "Capital Market Activity" section in our Capital Resources and Liquidity section of the MDA for a discussion of 2012 Capital Market activity.
Interest
Interest paid on our short-term and long-term debt amounted to $462, $538 and $586 for the years ended December 31, 2012, 2011 and 2010, respectively.

Interest expense and interest income was as follows:

	Year Ended December 31,
	2012	2011	2010
Interest expense(1)	$428	$478	$592
Interest income(2)	610	653	679

 _____________________________

(1)	Includes Equipment financing interest expense, as well as non-financing interest expense included in Other expenses, net in the Consolidated Statements of Income.

(2)	Includes Finance income, as well as other interest income that is included in Other expenses, net in the Consolidated Statements of Income.
Equipment financing interest is determined based on an estimated cost of funds, applied against the estimated level of debt required to support our net finance receivables. The estimated cost of funds is based on our overall corporate cost of borrowing adjusted to reflect a rate that would be paid by a typical BBB rated leasing company. The estimated level of debt is based on an assumed 7 to 1 leverage ratio of debt/equity as compared to our average finance receivable balance during the applicable period.
Net (Payments) Proceeds on Debt
Net (payments) proceeds on debt as shown on the Consolidated Statements of Cash Flows was as follows:

	Year Ended December 31,
	2012	2011	2010
Net (payments) proceeds on short-term debt	$(108)	$(200)	$300
Proceeds from issuance of long-term debt	1,116	1,000	—
Payments on long-term debt	(1,116)	(751)	(3,357)
Net (Payments) Proceeds on Other Debt	$(108)	$49	$(3,057)

Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments

We are exposed to market risk from changes in foreign currency exchange rates and interest rates, which could affect operating results, financial position and cash flows. We manage our exposure to these market risks through our regular operating and financing activities and, when appropriate, through the use of derivative financial instruments. These derivative financial instruments are utilized to hedge economic exposures, as well as to reduce earnings and cash flow volatility resulting from shifts in market rates. We enter into limited types of derivative contracts, including interest rate swap agreements, foreign currency spot, forward and swap contracts and net purchased foreign currency options to manage interest rate and foreign currency exposures. Our primary foreign currency market exposures include the Japanese Yen, Euro and U.K. Pound Sterling. The fair market values of all our derivative contracts change with fluctuations in interest rates and/or currency exchange rates and are designed so that any changes in their values are offset by changes in the values of the underlying exposures. Derivative financial instruments are held solely as risk management tools and not for trading or speculative purposes. The related cash flow impacts of all of our derivative activities are reflected as cash flows from operating activities.

We do not believe there is significant risk of loss in the event of non-performance by the counterparties associated with our derivative instruments because these transactions are executed with a diversified group of major financial institutions. Further, our policy is to deal with counterparties having a minimum investment grade or better credit rating. Credit risk is managed through the continuous monitoring of exposures to such counterparties.
Interest Rate Risk Management

We may use interest rate swap agreements to manage our interest rate exposure and to achieve a desired proportion of variable and fixed rate debt. These derivatives may be designated as fair value hedges or cash flow hedges depending on the nature of the risk being hedged. We did not have any interest rate swap agreements outstanding at December 31, 2012 or 2011.
Terminated Swaps: During the period from 2004 to 2011, we early terminated several interest rate swaps that were designated as fair value hedges of certain debt instruments. The associated net fair value adjustments to the debt instruments are being amortized to interest expense over the remaining term of the related notes. In 2012, 2011 and 2010, the amortization of these fair value adjustments reduced interest expense by $49, $53 and $28, respectively, and we expect to record a net decrease in interest expense of $142 in future years through 2018.
Foreign Exchange Risk Management

As a global company, we are exposed to foreign currency exchange rate fluctuations in the normal course of our business. As a part of our foreign exchange risk management strategy, we use derivative instruments - primarily forward contracts and purchased option contracts - to hedge the following foreign currency exposures, thereby reducing volatility of earnings or protecting fair values of assets and liabilities:

•	Foreign currency-denominated assets and liabilities

•	Forecasted purchases and sales in foreign currency
Summary of Foreign Exchange Hedging Positions: At December 31, 2012, we had outstanding forward exchange and purchased option contracts with gross notional values of $3,505, which is typical of the amounts that are normally outstanding at any point during the year. These contracts generally mature in 12 months or less.

The following is a summary of the primary hedging positions and corresponding fair values as of December 31, 2012:

Currencies Hedged (Buy/Sell)	Gross Notional Value	Fair Value Asset (Liability)(1)
Japanese Yen/U.S. Dollar	$640	$(37)
U.S. Dollar/Euro	559	(6)
U.K. Pound Sterling/Euro	516	(4)
Euro/U.K. Pound Sterling	502	5
Japanese Yen/Euro	463	(33)
Euro/U.S. Dollar	188	1
U.S. Dollar/Japanese Yen	87	—
Indian Rupee/U.S. Dollar	65	1
Mexican Peso/U.S. Dollar	65	1
Euro/Japanese Yen	61	—
Philippine Peso/U.S. Dollar	52	1
Euro/Swiss Franc	37	—
Swiss Franc/Euro	29	—
U.S. Dollar/Canadian Dollar	25	—
All Other	216	—
Total Foreign Exchange Hedging	$3,505	$(71)
_____________________________

(1)	Represents the net receivable (payable) amount included in the Consolidated Balance Sheet at December 31, 2012.
Foreign Currency Cash Flow Hedges: We designate a portion of our foreign currency derivative contracts as cash flow hedges of our foreign currency-denominated inventory purchases, sales and expenses. No amount of ineffectiveness was recorded in the Consolidated Statements of Income for these designated cash flow hedges and all components of each derivative’s gain or loss was included in the assessment of hedge effectiveness. The net (liability) asset fair value of these contracts was $(48) and $26 as of December 31, 2012 and December 31, 2011, respectively.

Summary of Derivative Instruments Fair Value: The following table provides a summary of the fair value amounts of our derivative instruments:

		December 31,
Designation of Derivatives	Balance Sheet Location	2012	2011
Derivatives Designated as Hedging Instruments
Foreign exchange contracts – forwards	Other current assets	$3	$37
	Other current liabilities	(51)	(11)
	Net Designated (Liability) Asset	$(48)	$26

Derivatives NOT Designated as Hedging Instruments
Foreign exchange contracts – forwards	Other current assets	$8	$21
	Other current liabilities	(31)	(20)
	Net Undesignated (Liability) Asset	$(23)	$1

Summary of Derivatives	Total Derivative Assets	$11	$58
	Total Derivative Liabilities	(82)	(31)
	Net Derivative (Liability) Asset	$(71)	$27

Summary of Derivative Instruments Gains (Losses)
Derivative gains and (losses) affect the income statement based on whether such derivatives are designated as hedges of underlying exposures. The following is a summary of derivative gains and (losses).
Designated Derivative Instruments Gains (Losses): The following tables provide a summary of gains (losses) on derivative instruments:

		Year Ended December 31,
Derivatives in Fair Value Relationships	Location of Gain (Loss) Recognized in Income	Derivative Gain (Loss) Recognized in Income			Hedged Item Gain (Loss) Recognized in Income
		2012	2011	2010	2012	2011	2010
Interest rate contracts	Interest expense	$—	$15	$99	$—	$(15)	$(99)

	Year Ended December 31,
Derivatives in Cash Flow Hedging Relationships	Derivative Gain (Loss) Recognized in OCI (Effective Portion)			Location of Derivative Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain (Loss) Reclassified from AOCI to Income (Effective Portion)
	2012	2011	2010		2012	2011	2010
Foreign exchange contracts – forwards	$(50)	$30	$46	Cost of sales	$37	$14	$28

No amount of ineffectiveness was recorded in the Consolidated Statements of Income for these designated cash flow hedges and all components of each derivative’s gain or (loss) were included in the assessment of hedge effectiveness. In addition, no amount was recorded for an underlying exposure that did not occur or was not expected to occur.
At December 31, 2012, net after-tax losses of of $37 were recorded in accumulated other comprehensive loss associated with our cash flow hedging activity. The entire balance is expected to be reclassified into net income within the next 12 months, providing an offsetting economic impact against the underlying anticipated transactions.
Non-Designated Derivative Instruments Gains (Losses): Non-designated derivative instruments are primarily instruments used to hedge foreign currency-denominated assets and liabilities. They are not designated as hedges since there is a natural offset for the re-measurement of the underlying foreign currency-denominated asset or liability.
The following table provides a summary of gains (losses) on non-designated derivative instruments:

		Year Ended December 31,
Derivatives NOT Designated as Hedging Instruments	Location of Derivative (Loss) Gain	2012	2011	2010
Foreign exchange contracts – forwards	Other expense – Currency (losses) gains, net	$(38)	$33	$113

During the three years ended December 31, 2012, we recorded Currency losses, net of $3, $12 and $11, respectively. Currency losses, net includes the mark-to-market adjustments of the derivatives not designated as hedging instruments and the related cost of those derivatives, as well as the re-measurement of foreign currency-denominated assets and liabilities.

Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
Fair Value of Financial Assets and Liabilities
The following table represents assets and liabilities fair value measured on a recurring basis. The basis for the measurement at fair value in all cases is Level 2 – Significant Other Observable Inputs.

	As of December 31,
	2012	2011
Assets:
Foreign exchange contracts-forwards	$11	$58
Deferred compensation investments in cash surrender life insurance	77	69
Deferred compensation investments in mutual funds	23	23
Total	$111	$150
Liabilities:
Foreign exchange contracts-forwards	$82	$31
Deferred compensation plan liabilities	110	97
Total	$192	$128

We utilize the income approach to measure the fair value for our derivative assets and liabilities. The income approach uses pricing models that rely on market observable inputs such as yield curves, currency exchange rates and forward prices, and therefore are classified as Level 2.
Fair value for our deferred compensation plan investments in Company-owned life insurance is reflected at cash surrender value. Fair value for our deferred compensation plan investments in mutual funds is based on quoted market prices for actively traded investments similar to those held by the plan. Fair value for deferred compensation plan liabilities is based on the fair value of investments corresponding to employees’ investment selections, based on quoted prices for similar assets in actively traded markets.
Summary of Other Financial Assets and Liabilities Fair Value Measured on a Nonrecurring Basis
The estimated fair values of our other financial assets and liabilities fair value measured on a nonrecurring basis were as follows:

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$1,246	$1,246	$902	$902
Accounts receivable, net	2,866	2,866	2,600	2,600
Short-term debt	1,042	1,051	1,545	1,622
Long-term debt	7,447	8,040	7,088	7,496

The fair value amounts for Cash and cash equivalents and Accounts receivable, net, approximate carrying amounts due to the short maturities of these instruments. The fair value of Short and Long-term debt was estimated based on quoted market prices for publicly traded securities (Level 1) or on the current rates offered to us for debt of similar maturities (Level 2). The difference between the fair value and the carrying value represents the theoretical net premium or discount we would pay or receive to retire all debt at such date.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans
We sponsor numerous defined benefit and defined contribution pension and other post-retirement benefit plans, primarily retiree health care, in our domestic and international operations. December 31 is the measurement date for all of our post-retirement benefit plans.

	Pension Benefits
	U.S. Plans		Non-U.S. Plans		Retiree Health
	2012	2011	2012	2011	2012	2011
Change in Benefit Obligation:
Benefit obligation, January 1	$4,670	$4,456	$5,835	$5,275	$1,007	$1,006
Service cost	112	108	83	78	9	8
Interest cost	282	328	270	284	42	47
Plan participants' contributions	—	—	9	10	19	33
Actuarial loss	480	403	537	513	18	26
Currency exchange rate changes	—	—	232	(85)	4	(3)
Curtailments	—	—	(1)	—	—	—
Benefits paid/settlements	(509)	(623)	(256)	(247)	(103)	(106)
Other	(2)	(2)	(1)	7	(7)	(4)
Benefit Obligation, December 31	$5,033	$4,670	$6,708	$5,835	$989	$1,007
Change in Plan Assets:
Fair value of plan assets, January 1	$3,393	$3,202	$4,884	$4,738	$—	$—
Actual return on plan assets	358	406	434	288	—	—
Employer contribution	331	408	163	148	84	73
Plan participants' contributions	—	—	9	10	19	33
Currency exchange rate changes	—	—	197	(57)	—	—
Benefits paid/settlements	(509)	(623)	(256)	(247)	(103)	(106)
Other	—	—	—	4	—	—
Fair Value of Plan Assets, December 31	$3,573	$3,393	$5,431	$4,884	$—	$—

Net Funded Status at December 31(1)	$(1,460)	$(1,277)	$(1,277)	$(951)	$(989)	$(1,007)

Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	$—	$—	$35	$76	$—	$—
Accrued compensation and benefit costs	(23)	(22)	(25)	(23)	(80)	(82)
Pension and other benefit liabilities	(1,437)	(1,255)	(1,287)	(1,004)	—	—
Post-retirement medical benefits	—	—	—	—	(909)	(925)
Net Amounts Recognized	$(1,460)	$(1,277)	$(1,277)	$(951)	$(989)	$(1,007)

 _____________________________

(1)	Includes under-funded and non-funded plans.

Benefit plans pre-tax amounts recognized in AOCL at December 31:

	Pension Benefits
	U.S. Plans		Non-U.S. Plans		Retiree Health
	2012	2011	2012	2011	2012	2011
Net actuarial loss	$1,255	$963	$2,013	$1,589	$97	$70
Prior service (credit) cost	(17)	(38)	—	1	(128)	(163)
Total Pre-tax Loss (Gain)	$1,238	$925	$2,013	$1,590	$(31)	$(93)
Accumulated Benefit Obligation	$5,027	$4,617	$6,359	$5,517

Aggregate information for pension plans with an Accumulated benefit obligation in excess of plan assets is presented below:

	December 31, 2012
	Underfunded Plans		Unfunded Plans		Total
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	Total
Projected benefit obligation	$4,679	$5,997	$355	$527	$5,034	$6,524	$11,558
Accumulated benefit obligation	4,672	5,686	355	520	5,027	6,206	11,233
Fair value of plan assets	3,574	5,213	—	—	3,574	5,213	8,787

	December 31, 2011
	Underfunded Plans		Unfunded Plans		Total
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	Total
Projected benefit obligation	$4,342	$4,391	$327	$445	$4,669	$4,836	$9,505
Accumulated benefit obligation	4,291	4,127	326	434	4,617	4,561	9,178
Fair value of plan assets	3,393	3,811	—	—	3,393	3,811	7,204

Our pension plan assets and benefit obligations at December 31, 2012 were as follows:

(in billions)	Fair Value of Pension Plan Assets	Pension Benefit Obligations	Net Funded Status
U.S. funded	$3.6	$4.6	$(1.0)
U.S. unfunded	—	0.4	(0.4)
Total U.S.	$3.6	$5.0	$(1.4)
U.K.	3.4	3.7	(0.3)
Canada	0.7	1.0	(0.3)
Other funded	1.3	1.5	(0.2)
Other unfunded	—	0.5	(0.5)
Total	$9.0	$11.7	$(2.7)

Most of our defined benefit pension plans generally provide employees a benefit, depending on eligibility, calculated under a highest average pay and years of service formula. Our primary domestic defined benefit pension plans provide a benefit at the greater of (i) the highest average pay and years of service formula, (ii) the benefit calculated under a formula that provides for the accumulation of salary and interest credits during an employee's work life or (iii) the individual account balance from the Company's prior defined contribution plan (Transitional Retirement Account or TRA).
The components of Net periodic benefit cost and other changes in plan assets and benefit obligations were as follows:

	Pension Benefits
	Year Ended December 31,
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Components of Net Periodic Benefit Costs:
Service cost	$112	$108	$109	$83	$78	$69
Interest cost(1)	282	328	310	270	284	265
Expected return on plan assets(2)	(306)	(337)	(296)	(307)	(310)	(274)
Recognized net actuarial loss	53	33	40	53	39	31
Amortization of prior service credit	(23)	(23)	(23)	—	—	1
Recognized settlement loss	82	80	72	1	4	—
Recognized curtailment gain	—	(107)	—	—	—	—
Defined Benefit Plans	200	82	212	100	95	92
Defined contribution plans	28	31	25	35	35	26
Net Periodic Benefit Cost	228	113	237	135	130	118

Other changes in plan assets and benefit obligations recognized in Other Comprehensive Income:
Net actuarial loss	427	334	8	416	518	190
Prior service credit	(2)	(2)	(17)	(1)	—	(2)
Amortization of net actuarial loss	(135)	(113)	(112)	(54)	(40)	(31)
Amortization of net prior service credit	23	23	23	—	—	(1)
Curtailment gain - recognition of net prior service credit	—	107	—	—	—	—
Total Recognized in Other Comprehensive Income	313	349	(98)	361	478	156
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$541	$462	$139	$496	$608	$274
_____________________________

(1)
Interest cost includes interest expense on non-TRA obligations of $382, $388 and $381 and interest expense directly allocated to TRA participant accounts of $170, $224 and $194 for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)
Expected return on plan assets includes expected investment income on non-TRA assets of $443, $423 and $376 and actual investment income on TRA assets of $170, $224 and $194 for the years ended December 31, 2012, 2011 and 2010, respectively.

	Retiree Health
	Year Ended December 31,
	2012	2011	2010
Components of Net Periodic Benefit Costs:
Service cost	$9	$8	$8
Interest cost	42	47	54
Recognized net actuarial loss	1	—	—
Amortization of prior service credit	(41)	(41)	(30)
Net periodic benefit cost	11	14	32

Other changes in plan assets and benefit obligations recognized in Other Comprehensive Income:
Net actuarial loss	18	25	13
Prior service credit	(6)	(3)	(86)
Amortization of net actuarial loss	(1)	—	—
Amortization of net prior service credit	41	41	30
Total recognized in Other Comprehensive Income	52	63	(43)
Total recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$63	$77	$(11)

The net actuarial loss and prior service credit for the defined benefit pension plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are $106 and $(2), respectively, excluding amounts that may be recognized through settlement losses. The net actuarial loss and prior service credit for the retiree health benefit plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year are $2 and $(43), respectively.
Pension plan assets consist of both defined benefit plan assets and assets legally restricted to the TRA accounts. The combined investment results for these plans, along with the results for our other defined benefit plans, are shown above in the “actual return on plan assets” caption. To the extent that investment results relate to TRA, such results are charged directly to these accounts as a component of interest cost.

Plan Amendments

Pension Plan Freezes
Over the past several years, we have amended several of our defined benefit pension plans to freeze current benefits and eliminate benefits accruals for future service. In certain plans we are required to continue to consider salary increases in determining the benefit obligation related to prior service. The following is a discussion of these amendments and their impact on our primary defined benefit pension plans.
In 2011, we amended all our primary U.S. defined benefit plans for salaried employees. Our primary qualified plans had previously been amended to freeze the final pay formulas within the plans as of December 31, 2012, but a cash balance service credit was expected to continue post December 31, 2012. The 2011 amendments fully freeze any further benefit and service accrual after December 31, 2012 for all of these plans, including the non-qualified plans. As a result of these plan amendments, in 2011 we recognized a pre-tax curtailment gain of $107 ($66 after-tax). The gain represents the recognition of deferred gains from other prior year amendments (“Prior service credits”) as a result of the discontinuation of any future benefit or service accrual period. This amendment will also result in a change in amortization period as of January 1, 2013 for actuarial gains and losses from the average remaining service period of participants (approximately ten years) to the average remaining life expectancy of all participants (approximately thirty-three years) as a result of all participants being considered inactive as of the effective date of the freeze.

As of December 31, 2012, the aggregate accumulated actuarial losses for our primary U.S. Defined Benefit Plans for salaried employees amounted to $1.1 billion. This change is expected to reduce our 2013 pension expense by approximately $47. This reduction is expected to be partially offset by an increased contribution to the U.S. defined contribution plan as all employees have been transferred to that plan following the freeze.

In 2011, the Canadian Salary Pension Plan was amended to close the plan to future service accrual effective January 1, 2014. Benefits earned up to January 1, 2014 will not be affected and participants will continue receive the benefit of future salary increases to the extent applicable; therefore, the amendment did not result in a material change to the projected benefit obligation at the re-measurement date of December 31, 2011.

In 2009, the U.K. Final Salary Pension Plan was amended to close the plan to future service accrual effective January 1, 2014. Benefits earned up to January 1, 2014 will not be affected and participants will continue receive the benefit of future salary and inflation increases to the extent applicable; therefore, the amendment does not result in a material change to the projected benefit obligation at the re-measurement date of December 31, 2009.

Retiree Health Plan Amendments
In 2010, we amended our domestic retiree health benefit plan to eliminate the use of the Retiree Drug Subsidy that the Company receives from Medicare as an offset to retiree contributions. This amendment was effective January 1, 2011. The Company instead decided to use this subsidy to reduce its retiree healthcare costs. The amendment resulted in a net decrease of $55 to the retiree medical benefit obligation and a corresponding $34 after tax increase to equity. This amendment reduced both the 2012 and 2011 retiree-health expenses by approximately $13.
Plan Assets

Current Allocation
As of the 2012 and 2011 measurement dates, the global pension plan assets were $9.0 billion and $8.3 billion, respectively. These assets were invested among several asset classes. Our common stock represents approximately $99 or 1.0% of total plan assets at December 31, 2012.

The following tables presents the defined benefit plans assets measured at fair value and the basis for that measurement:

	December 31, 2012
	U.S. Defined Benefit Plans Assets
Asset Class	Level 1	Level 2	Level 3	Total	% of Total
Cash and cash equivalents	$48	$—	$—	$48	1%
Equity Securities:
U.S. large cap	411	10	—	421	12%
Xerox common stock	99	—	—	99	3%
U.S. mid cap	79	—	—	79	2%
U.S. small cap	67	28	—	95	3%
International developed	133	205	—	338	9%
Emerging markets	282	67	—	349	10%
Global equity	2	6	—	8	—%
Total Equity Securities	1,073	316	—	1,389	39%
Debt Securities:
U.S. treasury securities	—	367	—	367	10%
Debt security issued by government agency	—	153	—	153	4%
Corporate Bonds	—	1,080	—	1,080	31%
Asset backed securities	—	11	—	11	—%
Total Debt Securities	—	1,611	—	1,611	45%
Derivatives:
Interest rate contracts	—	15	—	15	—%
Foreign exchange contracts	(2)	—	—	(2)	—%
Equity contracts	5	—	—	5	—%
Credit contracts	—	(1)	—	(1)	—%
Total Derivatives	3	14	—	17	—%
Real estate	59	46	58	163	5%
Private equity/Venture capital	—	—	300	300	8%
Other(1)	12	33	—	45	2%
Total Defined Benefit Plans Assets	$1,195	$2,020	$358	$3,573	100%

(1)	Other Level 1 assets include net non-financial assets of $13 such as due to/from broker, interest receivables and accrued expenses.

	December 31, 2012
	Non-U.S. Defined Benefit Plans Assets
Asset Class	Level 1	Level 2	Level 3	Total	% of Total
Cash and cash equivalents	$500	$—	$—	$500	9%
Equity Securities:
U.S. large cap	204	50	—	254	5%
U.S. mid cap	14	—	—	14	—%
U.S. small cap	30	1	—	31	1%
International developed	1,107	174	—	1,281	24%
Emerging markets	322	76	—	398	7%
Global equity	5	12	—	17	—%
Total Equity Securities	1,682	313	—	1,995	37%
Debt Securities:
U.S. treasury securities	1	19	—	20	—%
Debt security issued by government agency	35	1,253	—	1,288	24%
Corporate bonds	150	753	—	903	17%
Asset backed securities	3	31	—	34	1%
Total Debt Securities	189	2,056	—	2,245	42%
Common/Collective trust	2	—	—	2	—%
Derivatives:
Interest rate contracts	—	74	—	74	1%
Foreign exchange contracts	9	8	—	17	—%
Other contracts	69	—	—	69	1%
Total Derivatives	78	82	—	160	2%
Hedge funds	—	—	3	3	—%
Real estate	19	35	332	386	7%
Guaranteed insurance contracts	—	—	131	131	3%
Other(1)	13	(4)	—	9	—%
Total Defined Benefit Plans Assets	$2,483	$2,482	$466	$5,431	100%

(1)	Other Level 1 assets include net non-financial assets of $5 such as due to/from broker, interest receivables and accrued expenses.

	December 31, 2011
	U.S. Defined Benefit Plans Assets
Asset Class	Level 1	Level 2	Level 3	Total	% of Total
Cash and cash equivalents	$198	$—	$—	$198	6%
Equity Securities:
U.S. large cap	366	7	—	373	11%
Xerox common stock	50	—	—	50	2%
U.S. mid cap	69	—	—	69	2%
U.S. small cap	56	89	—	145	4%
International developed	162	327	—	489	15%
Emerging markets	117	—	—	117	3%
Total Equity Securities	820	423	—	1,243	37%
Debt Securities:
U.S. treasury securities	4	393	—	397	12%
Debt security issued by government agency	—	180	—	180	5%
Corporate bonds	6	875	—	881	26%
Asset backed securities	—	10	—	10	—%
Total Debt Securities	10	1,458	—	1,468	43%
Derivatives:
Interest rate contracts	18	13	—	31	1%
Foreign exchange contracts	8	—	—	8	—%
Equity contracts	23	—	—	23	1%
Total Derivatives	49	13	—	62	2%
Real estate	45	35	72	152	5%
Private equity/Venture capital	—	—	318	318	9%
Other(1)	(62)	14	—	(48)	(2)%
Total Defined Benefit Plans Assets	$1,060	$1,943	$390	$3,393	100%

(1)	Other Level 1 assets include net non-financial liabilities of $62 such as due to/from broker, interest receivables and accrued expenses.

	December 31, 2011
	Non-U.S. Defined Benefit Plans Assets
Asset Class	Level 1	Level 2	Level 3	Total	% of Total
Cash and cash equivalents	$380	$—	$—	$380	8%
Equity Securities:
U.S. large cap	145	43	—	188	4%
U.S. mid cap	21	—	—	21	—%
U.S. small cap	27	—	—	27	1%
International developed	1,047	154	—	1,201	25%
Emerging markets	180	54	—	234	5%
Global equity	7	17	—	24	—%
Total Equity Securities	1,427	268	—	1,695	35%
Debt Securities:
U.S. treasury securities	5	23	—	28	1%
Debt security issued by government agency	64	1,227	—	1,291	26%
Corporate bonds	144	595	—	739	15%
Asset backed securities	2	51	—	53	1%
Total Debt Securities	215	1,896	—	2,111	43%
Common/Collective trust	3	—	—	3	—%
Derivatives:
Interest rate contracts	—	90	—	90	2%
Foreign exchange contracts	6	(1)	—	5	—%
Other contracts	64	—	—	64	1%
Total Derivatives	70	89	—	159	3%
Hedge funds	—	—	3	3	—%
Real estate	22	97	280	399	8%
Guaranteed insurance contracts	—	—	116	116	3%
Other(1)	14	4	—	18	—%
Total Defined Benefit Plans Assets	$2,131	$2,354	$399	$4,884	100%

(1)	Other Level 1 assets include net non-financial assets of $8 such as due to/from broker, interest receivables and accrued expenses.

The following tables represents a roll-forward of the defined benefit plans assets measured using significant unobservable inputs (Level 3 assets):

	U.S. Defined Benefit Plans Assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Real Estate	Private Equity/Venture Capital	Total
Balance at December 31, 2010	$69	$307	$376
Purchases	2	30	32
Sales	(6)	(61)	(67)
Realized gains (losses)	—	46	46
Unrealized gains (losses)	6	(4)	2
Other	1	—	1
Balance at December 31, 2011	72	318	390
Purchases	1	20	21
Sales	(11)	(48)	(59)
Realized gains (losses)	1	36	37
Unrealized gains (losses)	(5)	(26)	(31)
Balance at December 31, 2012	$58	$300	$358

	Non-U.S. Defined Benefit Plans Assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Real Estate	Guaranteed Insurance Contracts	Hedge Funds	Total
Balance at December 31, 2010	$206	$97	$3	$306
Purchases	67	3	—	70
Sales	—	(3)	(1)	(4)
Net transfers in from Level 1	2	12	—	14
Net transfers in from Level 2	—	9	—	9
Realized gains (losses)	—	(1)	—	(1)
Unrealized gains (losses)	12	(4)	—	8
Currency translation	(4)	(3)	—	(7)
Other	(3)	6	1	4
Balance at December 31, 2011	280	116	3	399
Purchases	13	15	—	28
Sales	(21)	(7)	—	(28)
Net transfers in from Level 2	69	—	—	69
Realized gains (losses)	1	4	—	5
Unrealized gains (losses)	(25)	(1)	—	(26)
Currency translation	15	4	—	19
Balance at December 31, 2012	$332	$131	$3	$466

Valuation Method
Our primary Level 3 assets are Real Estate and Private Equity/Venture Capital investments. The fair value of our real estate investment funds are based on the Net Asset Value ("NAV") of our ownership interest in the funds. NAV information is received from the investment advisers and is primarily derived from third party real estate appraisals for the properties owned. The fair value for our private equity/venture capital partnership investments are based on our share of the estimated fair values of the underlying investments held by these partnerships as reported in their audited financial statements. The valuation techniques and inputs for our Level 3 assets have been consistently applied for all periods presented.
Investment Strategy
The target asset allocations for our worldwide defined benefit pension plans were:

	2012		2011
	U.S.	Non-U.S.	U.S.	Non-U.S.
Equity investments	41%	40%	41%	41%
Fixed income investments	43%	47%	43%	46%
Real estate	5%	9%	5%	9%
Private equity	9%	—%	9%	—%
Other	2%	4%	2%	4%
Total Investment Strategy	100%	100%	100%	100%

We employ a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. The intent of this strategy is to minimize plan expenses by exceeding the interest growth in long-term plan liabilities. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. This consideration involves the use of long-term measures that address both return and risk. The investment portfolio contains a diversified blend of equity and fixed income investments. Furthermore, equity investments are diversified across U.S. and non-U.S. stocks, as well as growth, value and small and large capitalizations, and may include Company stock. Other assets such as real estate, private equity, and hedge funds are used to improve portfolio diversification. Derivatives may be used to hedge market exposure in an efficient and timely manner; however, derivatives may not be used to leverage the portfolio beyond the market value of the underlying investments. Investment risks and returns are measured and monitored on an ongoing basis through annual liability measurements and quarterly investment portfolio reviews.
Expected Long-term Rate of Return
We employ a “building block” approach in determining the long-term rate of return for plan assets. Historical markets are studied and long-term relationships between equities and fixed income are assessed. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established giving consideration to investment diversification and rebalancing. Peer data and historical returns are reviewed periodically to assess reasonableness and appropriateness.
Contributions
In 2012, we made cash contributions of $364 ($201 U.S. and $163 Non-U.S.) and $84 to our defined benefit pension plans and retiree health benefit plans, respectively. We also elected to make a contribution of 15.4 million shares of our common stock, with an aggregate value of approximately $130, to our U.S. defined benefit pension plan for salaried employees in order to meet our planned level of funding for 2012. Accordingly, total contributions to our defined benefit pension plans were $494 ($331 U.S. and $163 Non-U.S.) in 2012.
In 2013 we expect, based on current actuarial calculations, to make contributions of approximately $195 ($26 U.S. and $169 non-U.S.) to our defined benefit pension plans and $80 to our retiree health benefit plans.  The decrease in required contributions to our U.S. defined benefit pension plans reflect the expected benefits from the pension funding legislation enacted in the U.S. during 2012.

Estimated Future Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the following years:

	Pension Benefits
	U.S.	Non-U.S.	Total	Retiree Health
2013	$483	$248	$731	$80
2014	445	251	696	80
2015	402	261	663	79
2016	370	274	644	77
2017	348	280	628	75
Years 2018-2022	1,425	1,550	2,975	339

Assumptions
Weighted-average assumptions used to determine benefit obligations at the plan measurement dates:

	Pension Benefits
	2012		2011		2010
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	3.7%	4.0%	4.8%	4.6%	5.1%	5.3%
Rate of compensation increase	0.2%	2.6%	3.5%	2.7%	3.5%	2.7%

	Retiree Health
	2012	2011	2010
Discount rate	3.6%	4.5%	4.9%
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

	Pension Benefits
	2013		2012		2011		2010
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	3.7%	4.0%	4.8%	4.6%	5.1%	5.3%	5.7%	5.7%
Expected return on plan assets	7.8%	6.1%	7.8%	6.2%	8.3%	6.6%	8.3%	6.6%
Rate of compensation increase	0.2%	2.6%	3.5%	2.7%	3.5%	2.7%	3.5%	3.6%

	Retiree Health
	2013	2012	2011	2010
Discount rate	3.6%	4.5%	4.9%	5.4%
_____________________________

Note: Expected return on plan assets is not applicable to retiree health benefits as these plans are not funded. Rate of compensation increase is not applicable to retiree health benefits as compensation levels do not impact earned benefits.

Assumed health care cost trend rates were as follows:

	December 31,
	2012	2011
Health care cost trend rate assumed for next year	7.5%	8.5%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.9%	4.9%
Year that the rate reaches the ultimate trend rate	2017	2017

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1% increase	1% decrease
Effect on total service and interest cost components	$3	$(3)
Effect on post-retirement benefit obligation	62	54

Defined Contribution Plans
We have savings and investment plans in several countries, including the U.S., Finland and Canada. In many instances, employees from those defined benefit pension plans that have been amended to freeze future service accruals will be transitioned to an enhanced defined contribution plan. For the U.S. plans, employees may contribute a portion of their salaries and bonuses to the plans, and we match a portion of the employee contributions. We recorded charges related to our defined contribution plans of $63 in 2012, $66 in 2011 and $51 in 2010.

Income and Other Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income and Other Taxes
 Income and Other Taxes
Income before income taxes ("pre-tax income") was as follows:

	Year Ended December 31,
	2012	2011	2010
Domestic income	$878	$917	$433
Foreign income	470	648	382
Income Before Income Taxes	$1,348	$1,565	$815

Provisions (benefits) for income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
Federal Income Taxes
Current	$24	$52	$153
Deferred	84	134	(17)
Foreign Income Taxes
Current	123	103	59
Deferred	—	38	8
State Income Taxes
Current	34	28	46
Deferred	12	31	7
Total Provision (Benefit)	$277	$386	$256
A reconciliation of the U.S. federal statutory income tax rate to the consolidated effective income tax rate was as follows:

	Year Ended December 31,
	2012	2011	2010
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Nondeductible expenses	2.6%	2.0%	6.3%
Effect of tax law changes	0.7%	0.2%	(0.2)%
Change in valuation allowance for deferred tax assets	(0.7)%	(0.3)%	2.6%
State taxes, net of federal benefit	2.1%	2.4%	2.0%
Audit and other tax return adjustments	(4.7)%	(1.0)%	(3.6)%
Tax-exempt income, credits and incentives	(2.6)%	(3.1)%	(3.9)%
Foreign rate differential adjusted for U.S. taxation of foreign profits(1)	(11.8)%	(10.4)%	(6.7)%
Other	(0.1)%	(0.1)%	(0.1)%
Effective Income Tax Rate	20.5%	24.7%	31.4%
 _____________________________

(1)	The “U.S. taxation of foreign profits” represents the U.S. tax, net of foreign tax credits, associated with actual and deemed repatriations of earnings from our non-U.S. subsidiaries.

On a consolidated basis, we paid a total of $137, $94 and $49 in income taxes to federal, foreign and state jurisdictions during the three years ended December 31, 2012, respectively.

Total income tax expense (benefit) was allocated as follows:

	Year Ended December 31,
	2012	2011	2010
Pre-tax income	$277	$386	$256
Common shareholders' equity:
Changes in defined benefit plans	(233)	(277)	12
Stock option and incentive plans, net	(5)	1	(6)
Cash flow hedges	(24)	3	5
Translation adjustments	(9)	2	6
Total Income Tax Expense (Benefit)	$6	$115	$273

Unrecognized Tax Benefits and Audit Resolutions
Due to the extensive geographical scope of our operations, we are subject to ongoing tax examinations in numerous jurisdictions. Accordingly, we may record incremental tax expense based upon the more-likely-than-not outcomes of any uncertain tax positions. In addition, when applicable, we adjust the previously recorded tax expense to reflect examination results when the position is effectively settled. Our ongoing assessments of the more-likely-than-not outcomes of the examinations and related tax positions require judgment and can increase or decrease our effective tax rate, as well as impact our operating results. The specific timing of when the resolution of each tax position will be reached is uncertain. As of December 31, 2012, we do not believe that there are any positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within the next 12 months.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance at January 1	$225	$186	$148
Additions from acquisitions	—	—	46
Additions related to current year	28	43	38
Additions related to prior years positions	5	38	24
Reductions related to prior years positions	(36)	(17)	(16)
Settlements with taxing authorities(1)	(13)	(14)	(19)
Reductions related to lapse of statute of limitations	(8)	(8)	(35)
Currency	—	(3)	—
Balance at December 31	$201	$225	$186

_____________________________

(1)	Majority of settlements did not result in the utilization of cash.
Included in the balances at December 31, 2012, 2011 and 2010 are $16, $36 and $39, respectively, of tax positions that are highly certain of realizability but for which there is uncertainty about the timing or that they may be reduced through an indirect benefit from other taxing jurisdictions. Because of the impact of deferred tax accounting, other than for the possible incurrence of interest and penalties, the disallowance of these positions would not affect the annual effective tax rate.
We recognized interest and penalties accrued on unrecognized tax benefits, as well as interest received from favorable settlements within income tax expense. We had $20, $28 and $31 accrued for the payment of interest and penalties associated with unrecognized tax benefits at December 31, 2012, 2011 and 2010, respectively.

In the U.S., with the exception of ACS, we are no longer subject to U.S. federal income tax examinations for years before 2007. ACS is no longer subject to such examinations for years before 2005. With respect to our major foreign jurisdictions, we are no longer subject to tax examinations by tax authorities for years before 2000.
Deferred Income Taxes

We had undistributed earnings of foreign subsidiaries and other foreign investments carried at equity at December 31, 2012 of approximately $8.8 billion. We have provided deferred taxes on approximately $500 of those earnings due to their anticipated repatriation to the U.S. The remaining $8.3 billion of undistributed earnings have been indefinitely reinvested and we currently do not plan to initiate any action that would precipitate a deferred tax impact. We do not believe it is practical to calculate the potential deferred tax impact, as there is a significant amount of uncertainty with respect to determining the amount of foreign tax credits as well as any additional local withholding tax and other indirect tax consequences that may arise from the distribution of these earnings. In addition, because such earnings have been indefinitely reinvested in our foreign operations, repatriation would require liquidation of those investments or a recapitalization of our foreign subsidiaries, the impacts and effects of which are not readily determinable.

The tax effects of temporary differences that give rise to significant portions of the deferred taxes were as follows:

	December 31,
	2012	2011
Deferred Tax Assets
Research and development	$793	$876
Post-retirement medical benefits	359	368
Anticipated foreign repatriations	264	41
Depreciation and amortization	52	71
Net operating losses	630	637
Other operating reserves	300	285
Tax credit carryforwards	177	379
Deferred compensation	312	306
Allowance for doubtful accounts	73	93
Restructuring reserves	30	29
Pension	696	547
Other	143	132
Subtotal	3,829	3,764
Valuation allowance	(654)	(677)
Total	$3,175	$3,087

Deferred Tax Liabilities
Unearned income and installment sales	$947	$996
Intangibles and goodwill	1,252	1,261
Other	48	41
Total	$2,247	$2,298

Total Deferred Taxes, Net	$928	$789

The above amounts are classified as current or long-term in the Consolidated Balance Sheets in accordance with the asset or liability to which they relate or, when applicable, based on the expected timing of the reversal. Current deferred tax assets at December 31, 2012 and 2011 amounted to $273 and $229, respectively.

The deferred tax assets for the respective periods were assessed for recoverability and, where applicable, a valuation allowance was recorded to reduce the total deferred tax asset to an amount that will, more-likely-than-not, be realized in the future. The net change in the total valuation allowance for the years ended December 31, 2012 and 2011 was a decrease of $23 and $58, respectively. The valuation allowance relates primarily to certain net operating loss carryforwards, tax credit carryforwards and deductible temporary differences for which we have concluded it is more-likely-than-not that these items will not be realized in the ordinary course of operations.

Although realization is not assured, we have concluded that it is more-likely-than-not that the deferred tax assets, for which a valuation allowance was determined to be unnecessary, will be realized in the ordinary course of operations based on the available positive and negative evidence, including scheduling of deferred tax liabilities and projected income from operating activities. The amount of the net deferred tax assets considered realizable, however, could be reduced in the near term if actual future income or income tax rates are lower than estimated, or if there are differences in the timing or amount of future reversals of existing taxable or deductible temporary differences.

At December 31, 2012, we had tax credit carryforwards of $177 available to offset future income taxes, of which $79 are available to carryforward indefinitely while the remaining $98 will expire 2013 through 2032 if not utilized. We also had net operating loss carryforwards for income tax purposes of $1.3 billion that will expire 2013 through 2032, if not utilized, and $2.4 billion available to offset future taxable income indefinitely.

Contingencies and Litigation	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingencies and Litigation
Contingencies and Litigation
As more fully discussed below, we are involved in a variety of claims, lawsuits, investigations and proceedings concerning securities law, intellectual property law, environmental law, employment law and the Employee Retirement Income Security Act (“ERISA”). We determine whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. We assess our potential liability by analyzing our litigation and regulatory matters using available information. We develop our views on estimated losses in consultation with outside counsel handling our defense in these matters, which involves an analysis of potential results, assuming a combination of litigation and settlement strategies. Should developments in any of these matters cause a change in our determination as to an unfavorable outcome and result in the need to recognize a material accrual, or should any of these matters result in a final adverse judgment or be settled for significant amounts, they could have a material adverse effect on our results of operations, cash flows and financial position in the period or periods in which such change in determination, judgment or settlement occurs.

Additionally, guarantees, indemnifications and claims arise during the ordinary course of business from relationships with suppliers, customers and nonconsolidated affiliates when the Company undertakes an obligation to guarantee the performance of others if specified triggering events occur. Nonperformance under a contract could trigger an obligation of the Company. These potential claims include actions based upon alleged exposures to products, real estate, intellectual property such as patents, environmental matters, and other indemnifications. The ultimate effect on future financial results is not subject to reasonable estimation because considerable uncertainty exists as to the final outcome of these claims. However, while the ultimate liabilities resulting from such claims may be significant to results of operations in the period recognized, management does not anticipate they will have a material adverse effect on the Company's consolidated financial position or liquidity. As of December 31, 2012, we have accrued our estimate of liability incurred under our indemnification arrangements and guarantees.
Brazil Tax and Labor Contingencies
Our Brazilian operations are involved in various litigation matters and have received or been the subject of numerous governmental assessments related to indirect and other taxes, as well as disputes associated with former employees and contract labor. The tax matters, which comprise a significant portion of the total contingencies, principally relate to claims for taxes on the internal transfer of inventory, municipal service taxes on rentals and gross revenue taxes. We are disputing these tax matters and intend to vigorously defend our positions. Based on the opinion of legal counsel and current reserves for those matters deemed probable of loss, we do not believe that the ultimate resolution of these matters will materially impact our results of operations, financial position or cash flows.
The labor matters principally relate to claims made by former employees and contract labor for the equivalent payment of all social security and other related labor benefits, as well as consequential tax claims, as if they were regular employees. As of December 31, 2012, the total amounts related to the unreserved portion of the tax and labor contingencies, inclusive of related interest, amounted to approximately $1,010 with the decrease from December 31, 2011 balance of approximately $1,120, primarily related to currency and closed cases partially offset by interest. With respect to the unreserved balance of $1,010, the majority has been assessed by management as being remote as to the likelihood of ultimately resulting in a loss to the Company. In connection with the above proceedings, customary local regulations may require us to make escrow cash deposits or post other security of up to half of the total amount in dispute. As of December 31, 2012 we had $211 of escrow cash deposits for matters we are disputing, and there are liens on certain Brazilian assets with a net book value of $13 and additional letters of credit of approximately $242, which include associated indexation. Generally, any escrowed amounts would be refundable and any liens would be removed to the extent the matters are resolved in our favor. We routinely assess all these matters as to probability of ultimately incurring a liability against our Brazilian operations and record our best estimate of the ultimate loss in situations where we assess the likelihood of an ultimate loss as probable.
Litigation Against the Company
In re Xerox Corporation Securities Litigation: A consolidated securities law action (consisting of 17 cases) is pending in the United States District Court for the District of Connecticut. Defendants are the Company, Barry Romeril, Paul Allaire and G. Richard Thoman. The consolidated action is a class action on behalf of all persons and entities who purchased Xerox Corporation common stock during the period October 22, 1998 through October 7, 1999 inclusive (“Class Period”) and who suffered a loss as a result of misrepresentations or omissions by Defendants as alleged by Plaintiffs (the “Class”). The Class alleges that in violation of Section 10(b) and/or 20(a) of the Securities Exchange Act of 1934, as amended (“1934 Act”), and SEC Rule 10b-5 thereunder, each of the defendants is liable as a participant in a fraudulent scheme and course of business that operated as a fraud or deceit on purchasers of the Company’s common stock during the Class Period by disseminating materially false and misleading statements and/or concealing material facts relating to the defendants’ alleged failure to disclose the material negative impact that the April 1998 restructuring had on the Company’s operations and revenues. The complaint further alleges that the alleged scheme: (i) deceived the investing public regarding the economic capabilities, sales proficiencies, growth, operations and the intrinsic value of the Company’s common stock; (ii) allowed several corporate insiders, such as the named individual defendants, to sell shares of privately held common stock of the Company while in possession of materially adverse, non-public information; and (iii) caused the individual plaintiffs and the other members of the purported class to purchase common stock of the Company at inflated prices. The complaint seeks unspecified compensatory damages in favor of the plaintiffs and the other members of the purported class against all defendants, jointly and severally, for all damages sustained as a result of defendants’ alleged wrongdoing, including interest thereon, together with reasonable costs and expenses incurred in the action, including counsel fees and expert fees. In 2001, the Court denied the defendants’ motion for dismissal of the complaint. The plaintiffs’ motion for class certification was denied by the Court in 2006, without prejudice to refiling. In February 2007, the Court granted the motion of the International Brotherhood of Electrical Workers Welfare Fund of Local Union No. 164, Robert W. Roten, Robert Agius (“Agius”) and Georgia Stanley to appoint them as additional lead plaintiffs.
In July 2007, the Court denied plaintiffs’ renewed motion for class certification, without prejudice to renewal after the Court holds a pre-filing conference to identify factual disputes the Court will be required to resolve in ruling on the motion. After that conference and Agius’s withdrawal as lead plaintiff and proposed class representative, in February 2008 plaintiffs filed a second renewed motion for class certification. In April 2008, defendants filed their response and motion to disqualify Milberg LLP as a lead counsel. On September 30, 2008, the Court entered an order certifying the class and denying the appointment of Milberg LLP as class counsel. Subsequently, on April 9, 2009, the Court denied defendants’ motion to disqualify Milberg LLP. On November 6, 2008, the defendants filed a motion for summary judgment. Briefing with respect to the motion is complete. The Court has not yet rendered a decision. The parties also filed motions to exclude the testimony of certain expert witnesses. On April 22, 2009, the Court denied plaintiffs’ motions to exclude the testimony of two of defendants’ expert witnesses. On September 30, 2010, the Court denied plaintiffs’ motion to exclude the testimony of another of defendants’ expert witnesses. The Court also granted defendants’ motion to exclude the testimony of one of plaintiffs’ expert witnesses, and granted in part and denied in part defendants’ motion to exclude the testimony of plaintiffs’ two remaining expert witnesses. The individual defendants and we deny any wrongdoing and are vigorously defending the action. At this time, we do not believe it is reasonably possible that we will incur additional material losses in excess of the amount we have already accrued for this matter. In the course of litigation, we periodically engage in discussions with plaintiffs’ counsel for possible resolution of this matter. Should developments cause a change in our determination as to an unfavorable outcome, or result in a final adverse judgment or a settlement for a significant amount, there could be a material adverse effect on our results of operations, cash flows and financial position in the period in which such change in determination, judgment or settlement occurs.
Guarantees, Indemnifications and Warranty Liabilities
Indemnifications Provided as Part of Contracts and Agreements
We are a party to the following types of agreements pursuant to which we may be obligated to indemnify the other party with respect to certain matters:

•
Contracts that we entered into for the sale or purchase of businesses or real estate assets, under which we customarily agree to hold the other party harmless against losses arising from a breach of representations and covenants, including obligations to pay rent. Typically, these relate to such matters as adequate title to assets sold, intellectual property rights, specified environmental matters and certain income taxes arising prior to the date of acquisition.

•	Guarantees on behalf of our subsidiaries with respect to real estate leases. These lease guarantees may remain in effect subsequent to the sale of the subsidiary.

•
Agreements to indemnify various service providers, trustees and bank agents from any third party claims related to their performance on our behalf, with the exception of claims that result from third-party's own willful misconduct or gross negligence.

•
Guarantees of our performance in certain sales and services contracts to our customers and indirectly the performance of third parties with whom we have subcontracted for their services. This includes indemnifications to customers for losses that may be sustained as a result of the use of our equipment at a customer's location.

In each of these circumstances, our payment is conditioned on the other party making a claim pursuant to the procedures specified in the particular contract and such procedures also typically allow us to challenge the other party's claims. In the case of lease guarantees, we may contest the liabilities asserted under the lease. Further, our obligations under these agreements and guarantees may be limited in terms of time and/or amount, and in some instances, we may have recourse against third parties for certain payments we made.
Patent Indemnifications
In most sales transactions to resellers of our products, we indemnify against possible claims of patent infringement caused by our products or solutions. In addition, we indemnify certain software providers against claims that may arise as a result of our use or our subsidiaries', customers' or resellers' use of their software in our products and solutions. These indemnities usually do not include limits on the claims, provided the claim is made pursuant to the procedures required in the sales contract.
Indemnification of Officers and Directors
Our corporate by-laws require that, except to the extent expressly prohibited by law, we must indemnify Xerox Corporation's officers and directors against judgments, fines, penalties and amounts paid in settlement, including legal fees and all appeals, incurred in connection with civil or criminal action or proceedings, as it relates to their services to Xerox Corporation and our subsidiaries. Although the by-laws provide no limit on the amount of indemnification, we may have recourse against our insurance carriers for certain payments made by us. However, certain indemnification payments (such as those related to "clawback" provisions in certain compensation arrangements) may not be covered under our directors' and officers' insurance coverage. In addition, we indemnify certain fiduciaries of our employee benefit plans for liabilities incurred in their service as fiduciary whether or not they are officers of the Company.
Product Warranty Liabilities
In connection with our normal sales of equipment, including those under sales-type leases, we generally do not issue product warranties. Our arrangements typically involve a separate full service maintenance agreement with the customer. The agreements generally extend over a period equivalent to the lease term or the expected useful life of the equipment under a cash sale. The service agreements involve the payment of fees in return for our performance of repairs and maintenance. As a consequence, we do not have any significant product warranty obligations, including any obligations under customer satisfaction programs. In a few circumstances, particularly in certain cash sales, we may issue a limited product warranty if negotiated by the customer. We also issue warranties for certain of our entry level products, where full service maintenance agreements are not available. In these instances, we record warranty obligations at the time of the sale. Aggregate product warranty liability expenses for the three years ended December 31, 2012 were $29, $30 and $33, respectively. Total product warranty liabilities as of December 31, 2012 and 2011 were $14 and $16, respectively.
Other Contingencies
We have issued or provided the following guarantees as of December 31, 2012:

•
$454 for letters of credit issued to i) guarantee our performance under certain services contracts; ii) support certain insurance programs; and iii) support our obligations related to the Brazil tax and labor contingencies.

•
$736 for outstanding surety bonds. Certain contracts, primarily those involving public sector customers, require us to provide a surety bond as a guarantee of our performance of contractual obligations.

In general, we would only be liable for the amount of these guarantees in the event of default in our performance of our obligations under each contract; the probability of which we believe is remote. We believe that our capacity in the surety markets as well as under various credit arrangements (including our Credit Facility) is sufficient to allow us to respond to future requests for proposals that require such credit support.

We have service arrangements where we service third party student loans in the Federal Family Education Loan program (“FFEL”) on behalf of various financial institutions. We service these loans for investors under outsourcing arrangements and do not acquire any servicing rights that are transferable by us to a third party. At December 31, 2012, we serviced a FFEL portfolio of approximately 3.7 million loans with an outstanding principal balance of approximately $53.0 billion. Some servicing agreements contain provisions that, under certain circumstances, require us to purchase the loans from the investor if the loan guaranty has been permanently terminated as a result of a loan default caused by our servicing error. If defaults caused by us are cured during an initial period, any obligation we may have to purchase these loans expires. Loans that we purchase may be subsequently cured, the guaranty reinstated and the loans repackaged for sale to third parties. We evaluate our exposure under our purchase obligations on defaulted loans and establish a reserve for potential losses, or default liability reserve, through a charge to the provision for loss on defaulted loans purchased. The reserve is evaluated periodically and adjusted based upon management’s analysis of the historical performance of the defaulted loans. As of December 31, 2012, other current liabilities include reserves which we believe to be adequate. At December 31, 2012, other current liabilities include reserves of approximately $3.6 for losses on defaulted loans purchased.

Preferred Stock	12 Months Ended
Dec. 31, 2012
Preferred Stock [Abstract]
Preferred Stock
Preferred Stock

Series A Convertible Preferred Stock
In 2010, in connection with our acquisition of ACS, we issued 300,000 shares of Series A convertible perpetual preferred stock with an aggregate liquidation preference of $300 and an initial fair value of $349. The convertible preferred stock pays quarterly cash dividends at a rate of 8% per year ($24 per year). Each share of convertible preferred stock is convertible at any time, at the option of the holder, into 89.8876 shares of common stock for a total of 26,966 thousand shares (reflecting an initial conversion price of approximately $11.125 per share of common stock), subject to customary anti-dilution adjustments.

On or after February 5, 2015, if the closing price of our common stock exceeds 130% of the then applicable conversion price (currently $11.125 per share of common stock) for 20 out of 30 trading days, we have the right to cause any or all of the convertible preferred stock to be converted into shares of common stock at the then applicable conversion rate. The convertible preferred stock is also convertible, at the option of the holder, upon a change in control, at the applicable conversion rate plus an additional number of shares determined by reference to the price paid for our common stock upon such change in control. In addition, upon the occurrence of certain fundamental change events, including a change in control or the delisting of Xerox's common stock, the holder of convertible preferred stock has the right to require us to redeem any or all of the convertible preferred stock in cash at a redemption price per share equal to the liquidation preference and any accrued and unpaid dividends to, but not including the redemption date. The convertible preferred stock is classified as temporary equity (i.e., apart from permanent equity) as a result of the contingent redemption feature.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Shareholders’ Equity

Preferred Stock
As of December 31, 2012, we had one class of preferred stock outstanding. See Note 18 - Preferred Stock for further information. We are authorized to issue approximately 22 million shares of cumulative preferred stock, $1.00 par value per share.
Common Stock
We have 1.75 billion authorized shares of common stock, $1.00 par value per share. At December 31, 2012, 155 million shares were reserved for issuance under our incentive compensation plans, 48 million shares were reserved for debt to equity exchanges, 27 million shares were reserved for conversion of the Series A convertible preferred stock and 2 million shares were reserved for the conversion of convertible debt.

Treasury Stock
We account for the repurchased common stock under the cost method and include such treasury stock as a component of our common shareholder's equity. Retirement of treasury stock is recorded as a reduction of Common stock and Additional paid-in capital at the time such retirement is approved by our Board of Directors.
The following provides cumulative information relating to our share repurchase programs from their inception in October 2005 through December 31, 2012 (shares in thousands):

Authorized share repurchase programs	$6,000
Share repurchase cost	$4,691
Share repurchase fees	$8
Number of shares repurchased	428,314
In 2012, the Board of Directors authorized an additional $1.5 billion in share repurchase bringing the total authorization to $6 billion.
The following table reflects the changes in Common and Treasury stock shares (shares in thousand):

	Common Stock Shares	Treasury Stock Shares
Balance at December 31, 2009	869,381	—
Stock based compensation plans, net	37,018	—
ACS acquisition(1)	489,802	—
Other	1,377	—
Balance at December 31, 2010	1,397,578	—
Stock based compensation plans, net	11,027	—
Contributions to U.S. pension plan(2)	16,645	—
Acquisition of Treasury stock	—	87,943
Cancellation of Treasury stock	(72,435)	(72,435)
Other	34	—
Balance at December 31, 2011	1,352,849	15,508
Stock based compensation plans, net	17,343	—
Contributions to U.S. pension plan(2)	15,366	—
Acquisition of Treasury stock	—	146,278
Cancellation of Treasury stock	(146,862)	(146,862)
Other	—	—
Balance at December 31, 2012	1,238,696	14,924

(1)	Refer to Note 3 - Acquisitions for additional information.

(2)	Refer to Note 15 - Employee Benefits Plans for additional information.
Stock-Based Compensation
We have a long-term incentive plan whereby eligible employees may be granted restricted stock units (“RSUs”), performance shares (“PSs”) and non-qualified stock options. We grant stock-based awards in order to continue to attract and retain employees and to better align employees' interests with those of our shareholders. Each of these awards is subject to settlement with newly issued shares of our common stock. At December 31, 2012 and 2011, 50 million and 31 million shares, respectively, were available for grant of awards.
Stock-based compensation expense was as follows:

	Year Ended December 31,
	2012	2011	2010
Stock-based compensation expense, pre-tax	$125	$123	$123
Income tax benefit recognized in earnings	48	47	47

Restricted Stock Units: Compensation expense is based upon the grant date market price for most awards. The primary grant in 2009 had a market based condition and therefore the grant date price was based on a Monte Carlo simulation. Compensation expense is recorded over the vesting period, which is normally three years from the date of grant, based on management's estimate of the number of shares expected to vest.
Performance Shares: We grant officers and selected executives PSs that vest contingent upon meeting pre-determined Revenue, Earnings per Share (“EPS”) and Cash Flow from Operations targets. These shares entitle the holder to one share of common stock, payable after a three-year period and the attainment of the stated goals. If the annual actual results for Revenue exceed the stated targets and if the cumulative three-year actual results for EPS and Cash Flow from Operations exceed the stated targets, then the plan participants have the potential to earn additional shares of common stock. This overachievement cannot exceed 50% for officers and 25% for non-officers of the original grant.
The fair value of PSs is based upon the market price of our stock on the date of the grant. Compensation expense is recognized over the vesting period, which is normally three years from the date of grant, based on management's estimate of the number of shares expected to vest. If the stated targets are not met, any recognized compensation cost would be reversed.
In connection with the ACS acquisition, selected ACS executives received a special one-time grant of PSs that vest over a three-year period ending February 2013 contingent upon ACS meeting pre-determined annual earnings targets. These shares entitle the holder to one share of common stock, payable after the three-year period and the attainment of the targets. The aggregate number of shares that may be delivered based on achievement of the targets was determined on the date of grant and ranges in value as follows: 50% of base salary (threshold); 100% of base salary (target); and 200% of base salary plus 50% of the value of the August 2009 options (maximum).
Employee Stock Options: With the exception of the conversion of ACS options in connection with the ACS acquisition (see below), we have not issued any new stock options associated with our employee long-term incentive plan since 2004. Substantially all stock options previously issued under our employee long-term incentive plan are fully exercised, cancelled or expired as of December 31, 2012.

Summary of Stock-based Compensation Activity

	2012		2011		2010
(Shares in thousands; amounts per share)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Restricted Stock Units
Outstanding at January 1	33,784	$8.70	32,431	$8.68	25,127	$10.18
Granted	13,033	7.82	8,035	10.66	11,845	8.56
Vested	(14,848)	6.89	(5,225)	11.64	(3,671)	18.22
Cancelled	(1,555)	8.97	(1,457)	8.57	(870)	10.36
Outstanding at December 31	30,414	9.19	33,784	8.70	32,431	8.68

Performance Shares
Outstanding at January 1	9,763	$9.21	7,771	$9.78	4,874	$15.49
Granted	5,193	7.87	4,852	10.42	5,364	8.10
Vested	—	—	(1,587)	12.84	(1,566)	18.48
Cancelled	(420)	8.96	(1,273)	12.79	(901)	15.51
Outstanding at December 31	14,536	8.74	9,763	9.21	7,771	9.78

Stock Options
Outstanding at January 1	50,070	$6.98	71,038	$8.00	28,363	$10.13
Granted	—	—	—	—	96,662	6.79
Cancelled/expired	(8,617)	8.58	(14,889)	8.38	(2,735)	7.33
Exercised	(7,721)	5.69	(6,079)	8.21	(51,252)	6.92
Outstanding at December 31	33,732	6.86	50,070	6.98	71,038	8.00
Exercisable at December 31	28,676	6.95	39,987	7.14	57,985	8.38

The total unrecognized compensation cost related to non-vested stock-based awards at December 31, 2012 was as follows:

Awards	Unrecognized Compensation	Remaining Weighted-Average Vesting Period (Years)
Restricted Stock Units	$125	1.5
Performance Shares	58	1.5
Stock Options	12	1.6
Total	$195

The aggregate intrinsic value of outstanding RSUs and PSs awards was as follows:

Awards	December 31, 2012
Restricted Stock Units	$207
Performance Shares	99

Information related to stock options outstanding and exercisable at December 31, 2012 was as follows:

	Options
	Outstanding	Exercisable
Aggregate intrinsic value	$7	$5
Weighted-average remaining contractual life (years)	4.3	3.9

The total intrinsic value and actual tax benefit realized for vested and exercised stock-based awards was as follows:

	December 31, 2012			December 31, 2011			December 31, 2010
Awards	Total Intrinsic Value	Cash Received	Tax Benefit	Total Intrinsic Value	Cash Received	Tax Benefit	Total Intrinsic Value	Cash Received	Tax Benefit
Restricted Stock Units	$117	$—	$33	$56	$—	$22	$31	$—	$10
Performance Shares	—	—	—	17	—	6	12	—	5
Stock Options	12	44	4	18	44	7	155	183	56

No Performance Shares vested in 2012 since the 2009 primary award grant that normally would have vested in 2012 was replaced with a grant of Restricted Stock Units with a market based condition and therefore were accounted and reported for as part of Restricted Stock Units.
ACS Acquisition
In connection with the acquisition of ACS (see Note 3 - Acquisitions for additional information), outstanding ACS options were converted into 96,662 thousand Xerox options. The Xerox options have a weighted average exercise price of $6.79 per option. The estimated fair value associated with the options issued was approximately $222 based on a Black-Scholes valuation model utilizing the assumptions stated below. Approximately $168 of the estimated fair value is associated with ACS options issued prior to August 2009, which became fully vested and exercisable upon the acquisition in accordance with preexisting change-in-control provisions, and was recorded as part of the acquisition fair value. The remaining $54 is associated with ACS options issued in August 2009 which did not fully vest and become exercisable upon the acquisition, but continue to vest according to specified vesting schedules, and, therefore, is being expensed as compensation cost over the remaining vesting period. The options generally expire 10 years from date of grant. 33,693 thousand Xerox options issued upon this conversion remain outstanding at December 31, 2012.

Assumptions	Pre-August 2009 Options	August 2009 Options
Strike price	$6.89	$6.33
Expected volatility	37.90%	38.05%
Risk-free interest rate	0.23%	1.96%
Dividend yield	1.97%	1.97%
Expected term	0.75 years	4.2 years

Other Comprehensive Income	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income [Abstract]
Other Comprehensive Income
Other Comprehensive Income
Other Comprehensive Income is composed of the following:

	Year Ended December 31,
	2012		2011		2010
	Pre-tax	Net of Tax	Pre-tax	Net of Tax	Pre-tax	Net of Tax
Translation Adjustments Gains (Losses)	$104	$113	$(103)	$(105)	$(29)	$(35)
Unrealized (Losses) Gains:
Changes in fair value of cash flow hedges - (losses) gains	(50)	(35)	30	22	46	31
Changes in cash flow hedges reclassed to earnings(1)	(37)	(28)	(14)	(9)	(28)	(18)
Other	—	—	(1)	(1)	(1)	(1)
Net unrealized (losses) gains	$(87)	$(63)	$15	$12	$17	$12

Defined Benefit Plans (Losses) Gains:
Actuarial / Prior service losses	(852)	(578)	(872)	(607)	(106)	(191)
Amortization(2)	126	85	89	60	91	164
Curtailment gain - recognition of prior service credit	—	—	(107)	(66)	—	—
Fuji Xerox changes in defined benefit plans, net(3)	(13)	(13)	(31)	(31)	28	28
Other(4)	(55)	(55)	8	8	22	22
Changes in defined benefit plans (losses) gains	$(794)	$(561)	$(913)	$(636)	$35	$23

Other Comprehensive (Loss) Income	(777)	(511)	(1,001)	(729)	23	—
Less: Other comprehensive loss attributable to noncontrolling interests	—	—	(1)	(1)	—	—
Other Comprehensive (Loss) Income Attributable to Xerox	$(777)	$(511)	$(1,000)	$(728)	$23	$—

_____________________________

(1)	Reclassified to Cost of sales - refer to Note 13 - Financial Instruments for additional information regarding our cash flow hedges.

(2)	Reclassified to Total Net Periodic Benefit Cost - refer to Note 15 - Employee Benefit Plans for additional information.

(3)	Represents our share of Fuji Xerox's benefit plan changes.

(4)	Primarily represents currency impact on cumulative amount of benefit plan net actuarial losses and prior service credits included in AOCL.
Accumulated Other Comprehensive Loss (“AOCL”)
AOCL is composed of the following:

	December 31,
	2012	2011	2010
Cumulative translation adjustments	$(826)	$(939)	$(835)
Benefit plans net actuarial losses and prior service credits(1)	(2,364)	(1,803)	(1,167)
Other unrealized (losses) gains, net	(37)	26	14
Total Accumulated Other Comprehensive Loss	$(3,227)	$(2,716)	$(1,988)
_____________________________

(1)	Includes our share of Fuji Xerox.

Earnings per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings per Share
Earnings per Share
The following table sets forth the computation of basic and diluted earnings per share of common stock (shares in thousands):

	Year Ended December 31,
	2012	2011	2010
Basic Earnings per Share:
Net income attributable to Xerox	$1,195	$1,295	$606
Accrued dividends on preferred stock	(24)	(24)	(21)
Adjusted Net Income Available to Common Shareholders	$1,171	$1,271	$585
Weighted-average common shares outstanding	1,302,053	1,388,096	1,323,431
Basic Earnings per Share	$0.90	$0.92	$0.44

Diluted Earnings per Share:
Net income attributable to Xerox	$1,195	$1,295	$606
Accrued dividends on preferred stock	(24)	—	(21)
Interest on convertible securities, net	1	1	—
Adjusted Net Income Available to Common Shareholders	$1,172	$1,296	$585

Weighted-average common shares outstanding	1,302,053	1,388,096	1,323,431
Common shares issuable with respect to:
Stock options	4,335	9,727	13,497
Restricted stock and performance shares	20,804	16,993	13,800
Convertible preferred stock	—	26,966	—
Convertible securities	1,992	1,992	—
Adjusted Weighted Average Common Shares Outstanding	1,329,184	1,443,774	1,350,728
Diluted Earnings per Share	$0.88	$0.90	$0.43

The following securities were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive:
Stock options	29,397	40,343	57,541
Restricted stock and performance shares	23,430	26,018	25,983
Convertible preferred stock	26,966	—	26,966
Convertible securities	—	—	1,992
	79,793	66,361	112,482

Dividends per common share	$0.17	$0.17	$0.17

Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts

(in millions)	Balance at beginning of period	Additions charged to bad debt provision (1)	Amounts (credited) charged to other income statement accounts (1)	Deductions and other, net of recoveries (2)	Balance at end of period
2012
Allowance for Losses on:
Accounts Receivable	$102	$45	$2	$(41)	$108
Finance Receivables	201	75	5	(111)	170
	$303	$120	$7	$(152)	$278

2011
Allowance for Losses on:
Accounts Receivable	$112	$57	$(1)	$(66)	$102
Finance Receivables	212	100	(2)	(109)	201
	$324	$157	$(3)	$(175)	$303

2010
Allowance for Losses on:
Accounts Receivable	$148	$60	$(14)	$(82)	$112
Finance Receivables	222	128	6	(144)	212
	$370	$188	$(8)	$(226)	$324

(1)
Bad debt provisions relate to estimated losses due to credit and similar collectability issues. Other charges (credits) relate to adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.

(2)
Deductions and other, net of recoveries primarily relates to receivable write-offs, but also includes the impact of foreign currency translation adjustments and recoveries of previously written off receivables.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies, Revenue Recognition [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of our Consolidated Financial Statements requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Future events and their effects cannot be predicted with certainty; accordingly, our accounting estimates require the exercise of judgment. The accounting estimates used in the preparation of our Consolidated Financial Statements will change as new events occur, as more experience is acquired, as additional information is obtained and as our operating environment changes. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents Cash and cash equivalents consist of cash on hand, including money market funds, and investments with original maturities of three months or less.
Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

We generate revenue through services, the sale and rental of equipment, supplies and income associated with the financing of our equipment sales. Revenue is recognized when it is realized or realizable and earned. We consider revenue realized or realizable and earned when we have persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed or determinable and collectibility is reasonably assured. Delivery does not occur until equipment has been shipped or services have been provided to the customer, risk of loss has transferred to the customer, and either customer acceptance has been obtained, customer acceptance provisions have lapsed, or the company has objective evidence that the criteria specified in the customer acceptance provisions have been satisfied. The sales price is not considered to be fixed or determinable until all contingencies related to the sale have been resolved. More specifically, revenue related to services and sales of our products is recognized as follows:
Equipment-Related Revenues
Equipment: Revenues from the sale of equipment, including those from sales-type leases, are recognized at the time of sale or at the inception of the lease, as appropriate. For equipment sales that require us to install the product at the customer location, revenue is recognized when the equipment has been delivered and installed at the customer location. Sales of customer installable products are recognized upon shipment or receipt by the customer according to the customer's shipping terms. Revenues from equipment under other leases and similar arrangements are accounted for by the operating lease method and are recognized as earned over the lease term, which is generally on a straight-line basis.
Technical Services: Technical service revenues are derived primarily from maintenance contracts on the equipment sold to our customers and are recognized over the term of the contracts. A substantial portion of our products are sold with full service maintenance agreements for which the customer typically pays a base service fee plus a variable amount based on usage. As a consequence, other than the product warranty obligations associated with certain of our low end products, we do not have any significant product warranty obligations, including any obligations under customer satisfaction programs.
Bundled Lease Arrangements: We sell our products and services under bundled lease arrangements, which typically include equipment, service, supplies and financing components for which the customer pays a single negotiated fixed minimum monthly payment for all elements over the contractual lease term.These arrangements also typically include an incremental, variable component for page volumes in excess of contractual page volume minimums, which are often expressed in terms of price-per-page. The fixed minimum monthly payments are multiplied by the number of months in the contract term to arrive at the total fixed minimum payments that the customer is obligated to make (“fixed payments”) over the lease term. The payments associated with page volumes in excess of the minimums are contingent on whether or not such minimums are exceeded (“contingent payments”). In applying our lease accounting methodology, we only consider the fixed payments for purposes of allocating to the relative fair value elements of the contract. Contingent payments, if any, are recognized as revenue in the period when the customer exceeds the minimum copy volumes specified in the contract. Revenues under bundled arrangements are allocated considering the relative selling prices of the lease and non-lease deliverables included in the bundled arrangement. Lease deliverables include the equipment, financing, maintenance and other executory costs, while non-lease deliverables generally consist of the supplies and non-maintenance services. The allocation for the lease deliverables begins by allocating revenues to the maintenance and other executory costs plus a profit thereon. These elements are generally recognized over the term of the lease as service revenue. The remaining amounts are allocated to the equipment and financing elements which are subjected to the accounting estimates noted below under “Leases.”

Our pricing interest rates, which are used in determining customer payments in a bundled lease arrangement, are developed based upon a variety of factors including local prevailing rates in the marketplace and the customer’s credit history, industry and credit class. We reassess our pricing interest rates quarterly based on changes in the local prevailing rates in the marketplace. These interest rates have generally been adjusted if the rates vary by 25 basis points or more, cumulatively, from the last rate in effect. The pricing interest rates generally equal the implicit rates within the leases, as corroborated by our comparisons of cash to lease selling prices.
Sales to distributors and resellers: We utilize distributors and resellers to sell many of our technology products to end-user customers. We refer to our distributor and reseller network as our two-tier distribution model. Sales to distributors and resellers are generally recognized as revenue when products are sold to such distributors and resellers. However, revenue is only recognized when the distributor or reseller has economic substance apart from the company, the sales price is not contingent upon resale or payment by the end user customer and we have no further obligations related to bringing about the resale, delivery or installation of the product.
Distributors and resellers participate in various rebate, price-protection, cooperative marketing and other programs, and we record provisions for these programs as a reduction to revenue when the sales occur. Similarly, we account for our estimates of sales returns and other allowances when the sales occur based on our historical experience.
In certain instances, we may provide lease financing to end-user customers who purchased equipment we sold to distributors or resellers. We compete with other third party leasing companies with respect to the lease financing provided to these end-user customers.
Supplies: Supplies revenue generally is recognized upon shipment or utilization by customers in accordance with the sales contract terms.
Software: Most of our equipment has both software and non-software components that function together to deliver the equipment's essential functionality and therefore they are accounted for together as part of equipment sales revenues. Software accessories sold in connection with our equipment sales, as well as free-standing software sales are accounted for as separate deliverables or elements. In most cases, these software products are sold as part of multiple element arrangements and include software maintenance agreements for the delivery of technical service, as well as unspecified upgrades or enhancements on a when-and-if-available basis. In those software accessory and free-standing software arrangements that include more than one element, we allocate the revenue among the elements based on vendor-specific objective evidence (“VSOE”) of fair value. Revenue allocated to software is normally recognized upon delivery while revenue allocated to the software maintenance element is recognized ratably over the term of the arrangement.
Leases: As noted above, equipment may be placed with customers under bundled lease arrangements. The two primary accounting provisions which we use to classify transactions as sales-type or operating leases are: 1) a review of the lease term to determine if it is equal to or greater than 75% of the economic life of the equipment and 2) a review of the present value of the minimum lease payments to determine if they are equal to or greater than 90% of the fair market value of the equipment at the inception of the lease.
We consider the economic life of most of our products to be five years, since this represents the most frequent contractual lease term for our principal products and only a small percentage of our leases are for original terms longer than five years. There is no significant after-market for our used equipment. We believe five years is representative of the period during which the equipment is expected to be economically usable, with normal service, for the purpose for which it is intended. Residual values are not significant.
With respect to fair value, we perform an analysis of equipment fair value based on cash selling prices during the applicable period. The cash selling prices are compared to the range of values determined for our leases. The range of cash selling prices must be reasonably consistent with the lease selling prices in order for us to determine that such lease prices are indicative of fair value.

Financing: Finance income attributable to sales-type leases, direct financing leases and installment loans is recognized on the accrual basis using the effective interest method.

Services-Related Revenue
Outsourcing: Revenues associated with outsourcing services are generally recognized as services are rendered, which is generally on the basis of the number of accounts or transactions processed. Information technology processing revenues are recognized as services are provided to the customer, generally at the contractual selling prices of resources consumed or capacity utilized by our customers. In those service arrangements where final acceptance of a system or solution by the customer is required, revenue is deferred until all acceptance criteria have been met. Revenues on cost reimbursable contracts are recognized by applying an estimated factor to costs as incurred, determined by the contract provisions and prior experience. Revenues on unit-price contracts are recognized at the contractual selling prices as work is completed and accepted by the customer. Revenues on time and material contracts are recognized at the contractual rates as the labor hours and direct expenses are incurred.
Revenues on certain fixed price contracts where we provide system development and implementation services are recognized over the contract term based on the percentage of development and implementation services that are provided during the period compared with the total estimated development and implementation services to be provided over the entire contract using the percentage-of-completion accounting methodology. These services require that we perform significant, extensive and complex design, development, modification or implementation of our customers' systems. Performance will often extend over long periods, and our right to receive future payment depends on our future performance in accordance with the agreement.
The percentage-of-completion methodology involves recognizing probable and reasonably estimable revenue using the percentage of services completed, on a current cumulative cost to estimated total cost basis, using a reasonably consistent profit margin over the period.
Revenues earned in excess of related billings are accrued, whereas billings in excess of revenues earned are deferred until the related services are provided. We recognize revenues for non-refundable, upfront implementation fees on a straight-line basis over the period between the initiation of the ongoing services through the end of the contract term.
In connection with our services arrangements, we incur and capitalize costs to originate these long-term contracts and to perform the migration, transition and setup activities necessary to enable us to perform under the terms of the arrangement. Certain initial direct costs of an arrangement are capitalized and amortized over the contractual service period of the arrangement to cost of services.
From time to time, we also provide inducements to customers in various forms, including contractual credits, which are capitalized and amortized as a reduction of revenue over the term of the contract. Customer-related deferred set-up/transition and inducement costs were $356 and $294 at December 31, 2012 and 2011, respectively, and the balance at December 31, 2012 is expected to be amortized over a weighted average period of approximately seven years. Amortization expense associated with customer-related contract costs at December 31, 2012 is expected to be approximately $103 in 2013.
Long-lived assets used in the fulfillment of the arrangements are capitalized and depreciated over the shorter of their useful life or the term of the contract if an asset is contract specific.
Our outsourcing services contracts may also include the sale of equipment and software. In these instances we follow the policies noted above under Equipment-related Revenue.
Other Revenue Recognition Policies

Multiple Element Arrangements: As described above, we enter into the following revenue arrangements that may consist of multiple deliverables:

•	Bundled lease arrangements, which typically include both lease deliverables and non-lease deliverables as described above.

•
Contracts for multiple types of outsourcing services, as well as professional and value-added services. For instance, we may contract for an implementation or development project and also provide services to operate the system over a period of time; or we may contract to scan, manage and store customer documents.

In substantially all of our multiple element arrangements, we are able to separate the deliverables since we normally will meet both of the following criteria:

•	The delivered item(s) has value to the customer on a stand-alone basis; and

•	If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially in our control.

Consideration in a multiple-element arrangement is allocated at the inception of the arrangement to all deliverables on the basis of the relative selling price. When applying the relative selling price method, the selling price for each deliverable is primarily determined based on VSOE or third-party evidence ("TPE") of the selling price. The above noted revenue policies are then applied to each separated deliverable, as applicable.

Revenue-based taxes: We report revenue net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions. The primary revenue-based taxes are sales tax and value-added tax ("VAT").

Revenue Recognition, Sales of Services [Policy Text Block]
Services-Related Revenue
Outsourcing: Revenues associated with outsourcing services are generally recognized as services are rendered, which is generally on the basis of the number of accounts or transactions processed. Information technology processing revenues are recognized as services are provided to the customer, generally at the contractual selling prices of resources consumed or capacity utilized by our customers. In those service arrangements where final acceptance of a system or solution by the customer is required, revenue is deferred until all acceptance criteria have been met. Revenues on cost reimbursable contracts are recognized by applying an estimated factor to costs as incurred, determined by the contract provisions and prior experience. Revenues on unit-price contracts are recognized at the contractual selling prices as work is completed and accepted by the customer. Revenues on time and material contracts are recognized at the contractual rates as the labor hours and direct expenses are incurred.
Revenues on certain fixed price contracts where we provide system development and implementation services are recognized over the contract term based on the percentage of development and implementation services that are provided during the period compared with the total estimated development and implementation services to be provided over the entire contract using the percentage-of-completion accounting methodology. These services require that we perform significant, extensive and complex design, development, modification or implementation of our customers' systems. Performance will often extend over long periods, and our right to receive future payment depends on our future performance in accordance with the agreement.
The percentage-of-completion methodology involves recognizing probable and reasonably estimable revenue using the percentage of services completed, on a current cumulative cost to estimated total cost basis, using a reasonably consistent profit margin over the period.
Revenues earned in excess of related billings are accrued, whereas billings in excess of revenues earned are deferred until the related services are provided. We recognize revenues for non-refundable, upfront implementation fees on a straight-line basis over the period between the initiation of the ongoing services through the end of the contract term.
In connection with our services arrangements, we incur and capitalize costs to originate these long-term contracts and to perform the migration, transition and setup activities necessary to enable us to perform under the terms of the arrangement. Certain initial direct costs of an arrangement are capitalized and amortized over the contractual service period of the arrangement to cost of services.
From time to time, we also provide inducements to customers in various forms, including contractual credits, which are capitalized and amortized as a reduction of revenue over the term of the contract. Customer-related deferred set-up/transition and inducement costs were $356 and $294 at December 31, 2012 and 2011, respectively, and the balance at December 31, 2012 is expected to be amortized over a weighted average period of approximately seven years. Amortization expense associated with customer-related contract costs at December 31, 2012 is expected to be approximately $103 in 2013.
Long-lived assets used in the fulfillment of the arrangements are capitalized and depreciated over the shorter of their useful life or the term of the contract if an asset is contract specific.
Our outsourcing services contracts may also include the sale of equipment and software. In these instances we follow the policies noted above under Equipment-related Revenue.

Revenue Recognition, Multiple-deliverable Arrangements, Description [Policy Text Block]
Multiple Element Arrangements: As described above, we enter into the following revenue arrangements that may consist of multiple deliverables:

•	Bundled lease arrangements, which typically include both lease deliverables and non-lease deliverables as described above.

•
Contracts for multiple types of outsourcing services, as well as professional and value-added services. For instance, we may contract for an implementation or development project and also provide services to operate the system over a period of time; or we may contract to scan, manage and store customer documents.

In substantially all of our multiple element arrangements, we are able to separate the deliverables since we normally will meet both of the following criteria:

•	The delivered item(s) has value to the customer on a stand-alone basis; and

•	If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially in our control.

Consideration in a multiple-element arrangement is allocated at the inception of the arrangement to all deliverables on the basis of the relative selling price. When applying the relative selling price method, the selling price for each deliverable is primarily determined based on VSOE or third-party evidence ("TPE") of the selling price. The above noted revenue policies are then applied to each separated deliverable, as applicable.

Shipping and Handling Cost, Policy [Policy Text Block]	Shipping and Handling Costs related to shipping and handling are recognized as incurred and included in Cost of sales in the Consolidated Statements of Income.
Research and Development Expense, Policy [Policy Text Block]
Research, Development and Engineering (“RD&E”)
Research, development and engineering costs are expensed as incurred. Sustaining engineering costs are incurred with respect to on-going product improvements or environmental compliance after initial product launch. Sustaining engineering costs were $110, $108 and $128 in 2012, 2011 and 2010, respectively. Refer to Management's Discussion and Analysis, RD&E section for additional information regarding RD&E expense.

Receivables, Policy [Policy Text Block]
Receivable Sales
We regularly sell certain portions of our receivable portfolios. Gains or losses on the sale of receivables depend, in part, on both (a) the cash proceeds and (b) the net non-cash proceeds received or paid. When we sell receivables we normally receive beneficial interests in the transferred receivables from the purchasers as part of the proceeds. We refer to these beneficial interests as a deferred purchase price. The beneficial interests obtained are initially measured at their fair value. We generally estimate fair value based on the present value of expected future cash flows, which are calculated using management's best estimates of the key assumptions including credit losses, prepayment rate and discount rates commensurate with the risks involved. Refer to Note 4 - Accounts Receivable, Net and Note 5 - Finance Receivables, Net for more details on our receivable sales.

Accounts Receivable Sales Arrangements
Accounts receivable sales arrangements are utilized in the normal course of business as part of our cash and liquidity management. We have facilities in the U.S., Canada and several countries in Europe that enable us to sell certain accounts receivable without recourse to third-parties. The accounts receivables sold are generally short-term trade receivables with payment due dates of less than 60 days.
All of our arrangements involve the sale of our entire interest in groups of accounts receivable for cash. In most instances a portion of the sales proceeds are held back by the purchaser and payment is deferred until collection of the related receivables sold. Such holdbacks are not considered legal securities nor are they certificated. We report collections on such receivables as operating cash flows in the Consolidated Statements of Cash Flows because such receivables are the result of an operating activity and the associated interest rate risk is de minimis due to their short-term nature. Our risk of loss following the sales of accounts receivable is limited to the outstanding deferred purchase price receivable. These receivables are included in the caption “Other current assets” in the accompanying Consolidated Balance Sheets and were $116 and $97 at December 31, 2012 and 2011, respectively.
Under most of the agreements, we continue to service the sold accounts receivable. When applicable, a servicing liability is recorded for the estimated fair value of the servicing. The amounts associated with the servicing liability were not material.

Inventory, Policy [Policy Text Block]
Inventories
Inventories are carried at the lower of average cost or market. Inventories also include equipment that is returned at the end of the lease term. Returned equipment is recorded at the lower of remaining net book value or salvage value, which normally are not significant. We regularly review inventory quantities and record a provision for excess and/or obsolete inventory based primarily on our estimated forecast of product demand, production requirements and servicing commitments. Several factors may influence the realizability of our inventories, including our decision to exit a product line, technological changes and new product development. The provision for excess and/or obsolete raw materials and equipment inventories is based primarily on near term forecasts of product demand and include consideration of new product introductions, as well as changes in remanufacturing strategies. The provision for excess and/or obsolete service parts inventory is based primarily on projected servicing requirements over the life of the related equipment populations.

Property, Plant and Equipment, Policy [Policy Text Block]
Land, Buildings and Equipment and Equipment on Operating Leases
Land, buildings and equipment are recorded at cost. Buildings and equipment are depreciated over their estimated useful lives. Leasehold improvements are depreciated over the shorter of the lease term or the estimated useful life. Equipment on operating leases is depreciated to estimated salvage value over the lease term. Depreciation is computed using the straight-line method. Significant improvements are capitalized and maintenance and repairs are expensed. Refer to Note 6 - Inventories and Equipment on Operating Leases, Net and Note 7 - Land, Buildings, Equipment and Software, Net for further discussion.

Internal Use Software, Policy [Policy Text Block]
Software - Internal Use and Product
We capitalize direct costs associated with developing, purchasing or otherwise acquiring software for internal use and amortize these costs on a straight-line basis over the expected useful life of the software, beginning when the software is implemented (“Internal Use Software”). Costs incurred for upgrades and enhancements that will not result in additional functionality are expensed as incurred. Amounts expended for Internal Use Software are included in Cash Flows from Investing.

We also capitalize certain costs related to the development of software solutions to be sold to our customers upon reaching technological feasibility (“Product Software”). These costs are amortized based on estimated future revenues over the estimated economic life of the software. Amounts expended for Product Software are included in Cash Flows from Operations. We perform periodic reviews to ensure that unamortized Product Software costs remain recoverable from estimated future operating profits (net realizable value or NRV). Costs to support or service licensed software are charged to Costs of services as incurred.

Refer to Note 7 - Land,Buildings, Equipment and Software, Net for further information.

Capitalization of Internal Costs, Policy [Policy Text Block]
Software - Internal Use and Product
We capitalize direct costs associated with developing, purchasing or otherwise acquiring software for internal use and amortize these costs on a straight-line basis over the expected useful life of the software, beginning when the software is implemented (“Internal Use Software”). Costs incurred for upgrades and enhancements that will not result in additional functionality are expensed as incurred. Amounts expended for Internal Use Software are included in Cash Flows from Investing.

We also capitalize certain costs related to the development of software solutions to be sold to our customers upon reaching technological feasibility (“Product Software”). These costs are amortized based on estimated future revenues over the estimated economic life of the software. Amounts expended for Product Software are included in Cash Flows from Operations. We perform periodic reviews to ensure that unamortized Product Software costs remain recoverable from estimated future operating profits (net realizable value or NRV). Costs to support or service licensed software are charged to Costs of services as incurred.

Refer to Note 7 - Land,Buildings, Equipment and Software, Net for further information.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill and Other Intangible Assets
Goodwill represents the excess of the purchase price over the fair value of acquired net assets in a business combination, including the amount assigned to identifiable intangible assets. The primary drivers that generate goodwill are the value of synergies between the acquired entities and the company and the acquired assembled workforce, neither of which qualifies as an identifiable intangible asset. Goodwill is not amortized but rather is tested for impairment annually or more frequently if an event or circumstance indicates that an impairment loss may have been incurred.

Impairment testing for goodwill is done at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (a "component") if the component constitutes a business for which discrete financial information is available, and segment management regularly reviews the operating results of that component.

When testing goodwill for impairment, we may assess qualitative factors for some or all of our reporting units to determine whether it is more likely than not (that is, a likelihood of more than 50 percent) that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, we may bypass this qualitative assessment for some or all of our reporting units and perform a detailed quantitative test of impairment (step 1). If we perform the detailed quantitative impairment test and the carrying amount of the reporting unit exceeds its fair value, we would perform an analysis (step 2) to measure such impairment. In 2012, we elected to proceed to the quantitative assessment of the recoverability of our goodwill balances for each of our reporting units in performing our annual impairment test. Based on our quantitative assessments, we concluded that the fair values of each of our reporting units exceeded their carrying values and no impairments were identified.

Other intangible assets primarily consist of assets obtained in connection with business acquisitions, including installed customer base and distribution network relationships, patents on existing technology and trademarks. We apply an impairment evaluation whenever events or changes in business circumstances indicate that the carrying value of our intangible assets may not be recoverable. Other intangible assets are amortized on a straight-line basis over their estimated economic lives. We believe that the straight-line method of amortization reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained annually by the Company.

Refer to Note 9 - Goodwill and Intangible Assets, Net for further information.
Impairment of Long-Lived Assets
We review the recoverability of our long-lived assets, including buildings, equipment, internal use software and other intangible assets, when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on our ability to recover the carrying value of the asset from the expected future pre-tax cash flows (undiscounted and without interest charges) of the related operations. If these cash flows are less than the carrying value of such asset, an impairment loss is recognized for the difference between estimated fair value and carrying value. Our primary measure of fair value is based on discounted cash flows.

Pension and Other Postretirement Plans, Pensions, Policy [Policy Text Block]
Pension and Post-Retirement Benefit Obligations
We sponsor defined benefit pension plans in various forms in several countries covering employees who meet eligibility requirements. Retiree health benefit plans cover U.S. and Canadian employees for retiree medical costs. We employ a delayed recognition feature in measuring the costs of pension and post-retirement benefit plans. This requires changes in the benefit obligations and changes in the value of assets set aside to meet those obligations to be recognized not as they occur, but systematically and gradually over subsequent periods. All changes are ultimately recognized as components of net periodic benefit cost, except to the extent they may be offset by subsequent changes. At any point, changes that have been identified and quantified but not recognized as components of net periodic benefit cost, are recognized in Accumulated Other Comprehensive Loss, net of tax.
Several statistical and other factors that attempt to anticipate future events are used in calculating the expense, liability and asset values related to our pension and retiree health benefit plans. These factors include assumptions we make about the discount rate, expected return on plan assets, rate of increase in healthcare costs, the rate of future compensation increases and mortality. Actual returns on plan assets are not immediately recognized in our income statement, due to the delayed recognition requirement. In calculating the expected return on the plan asset component of our net periodic pension cost, we apply our estimate of the long-term rate of return on the plan assets that support our pension obligations, after deducting assets that are specifically allocated to Transitional Retirement Accounts (which are accounted for based on specific plan terms).
For purposes of determining the expected return on plan assets, we utilize a market-related value approach in determining the value of the pension plan assets, rather than a fair market value approach. The primary difference between the two methods relates to systematic recognition of changes in fair value over time (generally two years) versus immediate recognition of changes in fair value. Our expected rate of return on plan assets is applied to the market-related asset value to determine the amount of the expected return on plan assets to be used in the determination of the net periodic pension cost. The market-related value approach reduces the volatility in net periodic pension cost that would result from using the fair market value approach.
The discount rate is used to present value our future anticipated benefit obligations. The discount rate reflects the current rate at which benefit liabilities could be effectively settled considering the timing of expected payments for plan participants. In estimating our discount rate, we consider rates of return on high-quality fixed-income investments adjusted to eliminate the effects of call provisions, as well as the expected timing of pension and other benefit payments.
Each year, the difference between the actual return on plan assets and the expected return on plan assets as well as increases or decreases in the benefit obligation as a result of changes in the discount rate and other actuarial assumptions, are added to or subtracted from any cumulative actuarial gain or loss from prior years. This amount is the net actuarial gain or loss recognized in Accumulated other comprehensive loss. We amortize net actuarial gains and losses as a component of net pension cost for a year if, as of the beginning of the year, that net gain or loss (excluding asset gains or losses that have not been recognized in market-related value) exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets (the "corridor" method). This determination is made on a plan-by-plan basis. If amortization is required for a particular plan, we amortize the applicable net gain or loss in excess of the 10 percent threshold on a straight-line basis in net periodic pension cost over the remaining service period of the employees participating in that pension plan. In plans where substantially all participants are inactive, the amortization period for the excess is the average remaining life expectancy of the plan participants.
Our primary domestic plans allow participants the option of settling their vested benefits through either the receipt of a lump-sum payment or the purchase of a non-participating annuity contract with an insurance company. Under either option the participant's vested benefit is considered fully settled upon payment of the lump-sum or the purchase of the annuity. We have elected to apply settlement accounting and therefore we recognize the losses associated with settlements in this plan immediately upon the settlement of the vested benefits. Settlement accounting requires us to recognize a pro rata portion of the aggregate unamortized net actuarial losses upon settlement. The pro rata factor is computed as the percentage reduction in the projected benefit obligation due to the settlement of the participant's vested benefit.
Refer to Note 15 - Employee Benefit Plans for further information regarding our Pension and Post-Retirement Benefit Obligations.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation and Re-measurement
The functional currency for most foreign operations is the local currency. Net assets are translated at current rates of exchange and income, expense and cash flow items are translated at average exchange rates for the applicable period. The translation adjustments are recorded in Accumulated other comprehensive loss.

The U.S. Dollar is used as the functional currency for certain foreign subsidiaries that conduct their business in U.S. Dollars. A combination of current and historical exchange rates is used in re-measuring the local currency transactions of these subsidiaries and the resulting exchange adjustments are recorded in Currency (gains) and losses within Other expenses, net together with other foreign currency remeasurments.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Estimates [Abstract]
Significant Accounting Estimates
The following table summarizes certain significant costs and expenses that require management estimates for the three years ended December 31, 2012:

	Year Ended December 31,
Expense/(Income)	2012	2011	2010
Provision for restructuring and asset impairments	$153	$33	$483
Provision for receivables	127	154	180
Provisions for litigation and regulatory matters	(1)	11	(4)
Provisions for obsolete and excess inventory	30	39	31
Provision for product warranty liability	29	30	33
Depreciation and obsolescence of equipment on operating leases	279	294	313
Depreciation of buildings and equipment	452	405	379
Amortization of internal use software	116	91	70
Amortization of product software	19	11	7
Amortization of acquired intangible assets	328	401	316
Amortization of customer contract costs	107	49	12
Defined pension benefits - net periodic benefit cost(1)	300	177	304
Retiree health benefits - net periodic benefit cost	11	14	32
Income tax expense	277	386	256
_____________________________

(1)	2011 includes $107 pre-tax curtailment gain - refer to Note 15 - Employee Benefit Plans for additional information.

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Operating segment revenues and profitability
Selected financial information for our Operating segments was as follows:

	Years Ended December 31,
	Services	Document Technology	Other	Total
2012 (1)
Revenue	$11,453	$8,951	$1,389	$21,793
Finance income	75	511	11	597
Total Segment Revenue	$11,528	$9,462	$1,400	$22,390
Interest expense	22	172	234	428
Segment profit (loss)(2)	1,173	1,065	(241)	1,997
Equity in net income of unconsolidated affiliates	30	122	—	152

2011 (1)
Revenue	$10,754	$9,722	$1,518	$21,994
Finance income	83	537	12	632
Total Segment Revenue	$10,837	$10,259	$1,530	$22,626
Interest expense	$25	$202	$251	$478
Segment profit (loss)(2)	1,207	1,140	(255)	2,092
Equity in net income of unconsolidated affiliates	31	118	—	149

2010 (1)
Revenue	$9,548	$9,790	$1,635	$20,973
Finance income	89	559	12	660
Total Segment Revenue	$9,637	$10,349	$1,647	$21,633
Interest expense	$28	$212	$352	$592
Segment profit (loss)(2)	1,132	1,085	(342)	1,875
Equity in net income of unconsolidated affiliates	16	62	—	78
____________________________

(1)	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.

(2)
Depreciation and amortization expense, which is recorded in Cost of Sales, Services, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.

Reconciliation to pre-tax income (loss)
The following is a reconciliation of segment profit to pre-tax income:

	Years Ended December 31,
Segment Profit Reconciliation to Pre-tax Income	2012	2011	2010
Total Segment Profit	$1,997	$2,092	$1,875
Reconciling items:
Restructuring and asset impairment charges	(153)	(33)	(483)
Restructuring charges of Fuji Xerox	(16)	(19)	(38)
Acquisition-related costs	—	—	(77)
Amortization of intangible assets	(328)	(398)	(312)
Venezuelan devaluation costs	—	—	(21)
ACS shareholders' litigation settlement	—	—	(36)
Loss on early extinguishment of liability and debt	—	(33)	(15)
Equity in net income of unconsolidated affiliates	(152)	(149)	(78)
Curtailment gain	—	107	—
Other	—	(2)	—
Pre-tax Income	$1,348	$1,565	$815

Revenue and long-lived assets by geography
Geographic area data is based upon the location of the subsidiary reporting the revenue or long-lived assets and is as follows for the three years ended December 31, 2012:

	Revenues			Long-Lived Assets (1)
	2012	2011	2010	2012	2011	2010
United States	$14,701	$14,493	$13,801	$1,966	$1,894	$1,764
Europe	5,111	5,557	5,332	784	776	741
Other areas	2,578	2,576	2,500	262	276	309
Total Revenues and Long-Lived Assets	$22,390	$22,626	$21,633	$3,012	$2,946	$2,814
___________________________

(1)	Long-lived assets are comprised of (i) land, buildings and equipment, net, (ii) equipment on operating leases, net, (iii) internal use software, net and (iv) product software, net.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the purchase price allocations for our 2012 acquisitions as of the acquisition dates:

	Weighted-Average Life (Years)	Total 2012 Acquisitions
Accounts/finance receivables		$51
Intangible assets:
Customer relationships	8	40
Trademarks	19	22
Non-compete agreements	4	5
Software	5	10
Goodwill		184
Other assets		29
Total Assets Acquired		341
Liabilities assumed		(65)
Total Purchase Price		$276

Accounts Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts receivable, net were as follows:

	December 31,
	2012	2011
Amounts billed or billable	$2,639	$2,307
Unbilled amounts	335	395
Allowance for doubtful accounts	(108)	(102)
Accounts Receivable, Net	$2,866	$2,600

Schedule Of Accounts Receivable Sales [Table Text Block]
Accounts receivable sales were as follows:

	Year Ended December 31,
	2012	2011	2010
Accounts receivable sales	$3,699	$3,218	$2,374
Deferred proceeds	639	386	307
Loss on sale of accounts receivables	21	20	15
Estimated (decrease) increase to operating cash flows(1)	(78)	133	106
_____________________________

(1)
Represents the difference between current and prior year fourth quarter receivable sales adjusted for the effects of: (i) the deferred proceeds, (ii) collections prior to the end of the year and (iii) currency.

Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Finance Receivables
Finance receivables, net were as follows:

	December 31,
	2012	2011
Gross receivables	$6,290	$7,583
Unearned income	(809)	(1,027)
Subtotal	5,481	6,556
Residual values	2	7
Allowance for doubtful accounts	(170)	(201)
Finance Receivables, Net	5,313	6,362
Less: Billed portion of finance receivables, net	152	166
Less: Current portion of finance receivables not billed, net	1,836	2,165
Finance Receivables Due After One Year, Net	$3,325	$4,031

Schedule of Financing Receivables, Minimum Payments
Contractual maturities of our gross finance receivables as of December 31, 2012 were as follows (including those already billed of $152):

2013	2014	2015	2016	2017	Thereafter	Total
$2,353	$1,753	$1,234	$680	$242	$28	$6,290

Allowance for Credit Losses Rollforward, and the Investment in Finance Receivables
The following table is a rollforward of the allowance for doubtful finance receivables as well as the related investment in finance receivables:

	United States	Canada	Europe	Other(3)	Total
Allowance for Credit Losses:
Balance at December 31, 2010	$91	$37	$81	$3	$212
Provision	15	11	74	—	100
Charge-offs	(31)	(17)	(59)	(1)	(108)
Recoveries and other(1)	—	2	(5)	—	(3)
Balance at December 31, 2011	75	33	91	2	201
Provision	11	9	52	3	75
Charge-offs	(21)	(15)	(59)	(2)	(97)
Recoveries and other(1)	3	4	1	1	9
Sale of finance receivables	(18)	—	—	—	(18)
Balance at December 31, 2012	$50	$31	$85	$4	$170
Finance Receivables Collectively Evaluated for Impairment:
December 31, 2011(2)	$2,993	$825	$2,630	$108	$6,556
December 31, 2012(2)	$2,012	$801	$2,474	$194	$5,481
 _____________________________

(1)	Includes the impacts of foreign currency translation and adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.

(2)	Total Finance receivables exclude residual values of $2 and $7 and the allowance for credit losses of $170 and $201 at December 31, 2012 and 2011, respectively.

(3)	Includes developing market countries and smaller units.

Credit Quality Indicators for Finance Receivables
Details about our finance receivables portfolio based on industry and credit quality indicators are as follows:

	December 31, 2012
	Investment Grade	Non-investment Grade	Substandard	Total Finance Receivables
Finance and other services	$252	$147	$59	$458
Government and Education	750	15	4	769
Graphic arts	92	90	137	319
Industrial	115	31	17	163
Healthcare	109	37	14	160
Other	70	39	34	143
Total United States	1,388	359	265	2,012
Finance and other services	151	116	40	307
Government and education	117	10	2	129
Graphic arts	37	34	30	101
Industrial	66	40	29	135
Other	75	43	11	129
Total Canada	446	243	112	801
France	274	294	134	702
U.K./Ireland	215	155	50	420
Central(1)	315	445	56	816
Southern(2)	139	230	73	442
Nordics(3)	49	36	9	94
Total Europe	992	1,160	322	2,474
Other	148	39	7	194
Total	$2,974	$1,801	$706	$5,481

____________________________

(1)	Switzerland, Germany, Austria, Belgium and Holland.

(2)	Italy, Greece, Spain and Portugal.

(3)	Sweden, Norway, Denmark and Finland.

	December 31, 2011
	Investment Grade	Non-investment Grade	Substandard	Total Finance Receivables
Finance and other services	$349	$380	$160	$889
Government and education	821	20	4	845
Graphic arts	126	200	172	498
Industrial	180	83	32	295
Healthcare	130	42	28	200
Other	97	93	76	266
Total United States	1,703	818	472	2,993
Finance and other services	153	118	51	322
Government and education	121	9	4	134
Graphic arts	36	39	35	110
Industrial	56	41	34	131
Other	74	42	12	128
Total Canada	440	249	136	825
France	246	354	92	692
U.K./Ireland	201	162	54	417
Central(1)	330	494	57	881
Southern(2)	219	256	63	538
Nordics(3)	60	39	3	102
Total Europe	1,056	1,305	269	2,630
Other	75	26	7	108
Total	$3,274	$2,398	$884	$6,556
____________________________

(1)	Switzerland, Germany, Austria, Belgium and Holland.

(2)	Italy, Greece, Spain and Portugal.
Sweden, Norway, Denmark and Finland.

Aging of Billed Finance Receivables
The aging of our receivables portfolio is based upon the number of days an invoice is past due. Receivables that are more than 90 days past due are considered delinquent. Receivable losses are charged against the allowance when management believes the uncollectibility of the receivable is confirmed and is generally based on individual credit evaluations, results of collection efforts and specific circumstances of the customer. Subsequent recoveries, if any, are credited to the allowance.

We generally continue to maintain equipment on lease and provide services to customers that have invoices for finance receivables that are 90 days or more past due and, as a result of the bundled nature of billings, we also continue to accrue interest on those receivables. However, interest revenue for such billings is only recognized if collectability is deemed reasonably assured. The aging of our billed finance receivables is as follows:

	December 31, 2012
	Current	31-90 Days Past Due	>90 Days Past Due	Total Billed Finance Receivables	Unbilled Finance Receivables	Total Finance Receivables	Finance Receivables >90 Days and Accruing
Finance and other services	$12	$3	$2	$17	$441	$458	$18
Government and education	21	5	3	29	740	769	42
Graphic arts	16	1	1	18	301	319	12
Industrial	5	2	1	8	155	163	6
Healthcare	6	2	1	9	151	160	9
Other	5	1	1	7	136	143	6
Total United States	65	14	9	88	1,924	2,012	93
Canada	2	3	2	7	794	801	30
France	—	5	1	6	696	702	22
U.K./Ireland	2	—	2	4	416	420	2
Central(1)	3	2	4	9	807	816	30
Southern(2)	20	8	14	42	400	442	72
Nordics(3)	1	—	—	1	93	94	—
Total Europe	26	15	21	62	2,412	2,474	126
Other	2	1	—	3	191	194	—
Total	$95	$33	$32	$160	$5,321	$5,481	$249

	December 31, 2011
	Current	31-90 Days Past Due	>90 Days Past Due	Total Billed Finance Receivables	Unbilled Finance Receivables	Total Finance Receivables	Finance Receivables >90 Days and Accruing
Finance and other services	$18	$4	$1	$23	$866	$889	$15
Government and education	21	5	2	28	817	845	29
Graphic arts	16	2	1	19	479	498	7
Industrial	7	2	1	10	285	295	6
Healthcare	5	2	—	7	193	200	5
Other	8	1	—	9	257	266	4
Total United States	75	16	5	96	2,897	2,993	66
Canada	3	2	1	6	819	825	27
France	1	1	1	3	689	692	16
U.K./Ireland	3	2	3	8	409	417	4
Central(1)	7	2	3	12	869	881	46
Southern(2)	31	4	13	48	490	538	82
Nordics(3)	1	—	—	1	101	102	—
Total Europe	43	9	20	72	2,558	2,630	148
Other	2	1	—	3	105	108	—
Total	$123	$28	$26	$177	$6,379	$6,556	$241
 _____________________________

(1)	Switzerland, Germany, Austria, Belgium and Holland.

(2)	Italy, Greece, Spain and Portugal.

(3)	Sweden, Norway, Denmark and Finland.

Inventories and Equipment on Operating Leases, Net (Tables)	12 Months Ended
Dec. 31, 2012
Inventories and Equipment on Operating Leases, Net [Abstract]
Schedule of Inventories by major category	The following is a summary of Inventories by major category:

	December 31,
	2012	2011
Finished goods	$844	$866
Work-in-process	61	58
Raw materials	106	97
Total Inventories	$1,011	$1,021

Schedule of Property Subject to or Available for Operating Lease
Equipment on operating leases and the related accumulated depreciation were as follows:

	December 31,
	2012	2011
Equipment on operating leases	$1,533	$1,556
Accumulated depreciation	(998)	(1,023)
Equipment on Operating Leases, Net	$535	$533

Schedule of Future Rental Revenues on Operating Leases	Scheduled minimum future rental revenues on operating leases with original terms of one year or longer are:

2013	2014	2015	2016	2017	Thereafter
$397	$285	$177	$103	$46	$15

Land, Buildings, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2012
Land, Buildings and Equipment, Net [Abstract]
Land, buildings and equipment, net
Land, buildings and equipment, net were as follows:

		December 31,
	Estimated Useful Lives (Years)	2012	2011
Land		$61	$60
Buildings and building equipment	25 to 50	1,135	1,121
Leasehold improvements	Varies	506	461
Plant machinery	5 to 12	1,571	1,557
Office furniture and equipment	3 to 15	1,681	1,470
Other	4 to 20	83	99
Construction in progress		74	93
Subtotal		5,111	4,861
Accumulated depreciation		(3,555)	(3,249)
Land, Buildings and Equipment, Net		$1,556	$1,612

Land, Buildings and Equipment Depreciation Expense
Depreciation expense and operating lease rent expense were as follows:

	Year Ended December 31,
	2012	2011	2010
Depreciation expense	$452	$405	$379
Operating lease rent expense(1)	646	681	632

_____________________________

(1)	We lease certain land, buildings and equipment, substantially all of which are accounted for as operating leases.

Schedule of Future Minimum Operating Lease Non-cancelable Payments
Future minimum operating lease commitments that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2012 were as follows:

2013	2014	2015	2016	2017	Thereafter
$636	$425	$265	$157	$74	$83

Additions to Internal Use and Product Software

	Year Ended December 31,
Additions to:	2012	2011	2010
Internal use software	$125	$163	$164
Product software	107	108	70

Capitalized Costs, Internal Use and Product Software

	December 31,
Capitalized costs, net:	2012	2011
Internal use software	$577	$545
Product software	344	256

Investment in Affiliates, at Equity (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Investments in and Advances to Affiliates [Table Text Block]
Investments in corporate joint ventures and other companies in which we generally have a 20% to 50% ownership interest were as follows:

	December 31,
	2012	2011
Fuji Xerox	$1,317	$1,334
All other equity investments	64	61
Investments in Affiliates, at Equity	$1,381	$1,395

Equity Net Income in Unconsolidated Affiliates [Table Text Block]
Our equity in net income of our unconsolidated affiliates was as follows:

	Year Ended December 31,
	2012	2011	2010
Fuji Xerox	$139	$137	$63
Other investments	13	12	15
Total Equity in Net Income of Unconsolidated Affiliates	$152	$149	$78

Exchange rates for Equity Investments in Affiliates [Table Text Block]
Yen/U.S. Dollar exchange rates used to translate are as follows:

Financial Statement	Exchange Basis	2012	2011	2010
Summary of Operations	Weighted average rate	79.89	79.61	87.64
Balance Sheet	Year-end rate	86.01	77.62	81.66

Other Transactions with Equity Affiliates
Transactions with Fuji Xerox were as follows:

	Year Ended December 31,
	2012	2011	2010
Dividends received from Fuji Xerox	$52	$58	$36
Royalty revenue earned	132	128	116
Inventory purchases from Fuji Xerox	2,069	2,180	2,098
Inventory sales to Fuji Xerox	147	151	147
R&D payments received from Fuji Xerox	2	2	1
R&D payments paid to Fuji Xerox	15	21	30

Fuji Xerox [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Equity Method Investments
Condensed financial data of Fuji Xerox was as follows:

	Year Ended December 31,
	2012	2011	2010
Summary of Operations
Revenues	$12,633	$12,367	$11,276
Costs and expenses	11,783	11,464	10,659
Income before income taxes	850	903	617
Income tax expense	279	312	291
Net Income	571	591	326
Less: Net income - noncontrolling interests	6	5	5
Net Income - Fuji Xerox	$565	$586	$321
Balance Sheet
Assets:
Current assets	$5,154	$5,056	$4,884
Long-term assets	6,158	6,064	5,978
Total Assets	$11,312	$11,120	$10,862
Liabilities and Equity:
Current liabilities	$3,465	$3,772	$3,534
Long-term debt	1,185	817	1,260
Other long-term liabilities	917	700	707
Noncontrolling interests	27	25	22
Fuji Xerox shareholders' equity	5,718	5,806	5,339
Total Liabilities and Equity	$11,312	$11,120	$10,862

Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table presents the changes in the carrying amount of goodwill, by reportable segment:

	Year Ended December 31,
	Services	Document Technology	Total
Balance at December 31, 2009(1)	$1,295	$2,127	$3,422
Foreign currency translation	(22)	(25)	(47)
Acquisitions:
ACS	5,127	—	5,127
EHRO	77	—	77
TMS	35	—	35
IBS	—	14	14
Other	10	11	21
Balance at December 31, 2010	$6,522	$2,127	$8,649
Foreign currency translation	(28)	(6)	(34)
Acquisitions:
Unamic/HCN	43	—	43
Breakaway	33	—	33
ESM	28	—	28
Concept Group	—	26	26
MBM	—	20	20
Other	21	17	38
Balance at December 31, 2011	$6,619	$2,184	$8,803
Foreign currency translation	41	34	75
Acquisitions:
WDS	69	—	69
R.K. Dixon	—	30	30
Other	51	34	85
Balance at December 31, 2012	$6,780	$2,282	$9,062

 _____________________________

(1)	Includes the reallocation of approximately $300 of goodwill related to our Managed Print Services business from Document Technology to Services to reflect the current composition of our Segments.
Intangible As

Schedule of Finite-Lived Intangible Assets by Major Class
le assets were comprised of the following:

		December 31, 2012			December 31, 2011
	Weighted Average Amortization	Gross Carrying Amount	Accumulated Amortization	Net Amount	Gross Carrying Amount	Accumulated Amortization	Net Amount
Customer relationships	12 years	$3,562	$1,052	$2,510	$3,522	$751	$2,771
Distribution network	25 years	123	64	59	123	59	64
Trademarks(1)	20 years	257	59	198	238	47	191
Technology, patents and non-compete(1)	4 years	23	7	16	29	13	16
Total Intangible Assets		$3,965	$1,182	$2,783	$3,912	$870	$3,042

 _____________________________

(1)	Includes $10 and $5 of indefinite-lived assets within trademarks and technology, respectively, related to the 2010 acquisition of ACS.

Amorti

Restructuring and Asset Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring Program Activity [Table Text Block]

A summary of our restructuring program activity during the three years ended December 31, 2012 is as follows:

	Severance and Related Costs	Lease Cancellation and Other Costs	Asset Impairments(1)	Total
Balance at December 31, 2009	$54	$20	$—	$74
Restructuring provision	470	28	26	524
Reversals of prior accruals	(32)	(9)	—	(41)
Net current period charges(2)	438	19	26	483
Charges against reserve and currency	(194)	(14)	(26)	(234)
Balance at December 31, 2010	298	25	—	323
Restructuring provision	98	1	5	104
Reversals of prior accruals	(65)	(6)	—	(71)
Net current period charges(2)	33	(5)	5	33
Charges against reserve and currency	(215)	(13)	(5)	(233)
Balance at December 31, 2011	116	7	—	123
Restructuring provision	160	5	2	167
Reversals of prior accruals	(13)	—	(1)	(14)
Net current period charges(2)	147	5	1	153
Charges against reserve and currency	(140)	(5)	(1)	(146)
Balance at December 31, 2012	$123	$7	$—	$130
 _____________________________

(1)	Charges associated with asset impairments represent the write-down of the related assets to their new cost basis and are recorded concurrently with the recognition of the provision.

(2)	Represents amount recognized within the Consolidated Statements of Income for the years shown.

Reconciliation to the Condensed Consolidated Statements of Cash Flows [Table Text Block]
The following table summarizes the reconciliation to the Consolidated Statements of Cash Flows:

	Year Ended December 31,
	2012	2011	2010
Charges against reserve	$(146)	$(233)	$(234)
Asset impairment	1	5	26
Effects of foreign currency and other non-cash items	1	10	(5)
Restructuring Cash Payments	$(144)	$(218)	$(213)

Total Costs Incurred with Restructuring Programs, by Segment [Table Text Block]
The following table summarizes the total amount of costs incurred in connection with these restructuring programs by segment:

	Year Ended December 31,
	2012	2011	2010
Services	$71	$12	$104
Document Technology	82	23	325
Other	—	(2)	54
Total Net Restructuring Charges	$153	$33	$483

Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Note 10 - Supplemental Financial Information [Abstract]
Supplemental Financial Information
The components of other current and long-term assets and liabilities were as follows:

	December 31,
	2012	2011
Other Current Assets
Deferred taxes and income taxes receivable	$296	$261
Royalties, license fees and software maintenance	165	143
Restricted cash	151	97
Prepaid expenses	143	147
Derivative instruments	11	58
Deferred purchase price from sales of accounts receivables	116	97
Beneficial interests - sales of finance receivables	35	—
Advances and deposits	29	28
Other	216	227
Total Other Current Assets	$1,162	$1,058
Other Current Liabilities
Deferred taxes and income taxes payable	$105	$83
Other taxes payable	170	150
Interest payable	83	84
Restructuring reserves	122	116
Derivative instruments	82	31
Product warranties	13	15
Dividends payable	69	74
Distributor and reseller rebates/commissions	117	112
Servicer liabilities	146	88
Other	869	878
Total Other Current Liabilities	$1,776	$1,631
Other Long-term Assets
Prepaid pension costs	$35	$76
Net investment in discontinued operations	190	204
Internal use software, net	577	545
Product software, net	344	256
Restricted cash	214	246
Debt issuance costs, net	37	38
Customer contract costs, net	356	294
Beneficial interests - sales of finance receivables	68	—
Deferred compensation plan investments	100	92
Other	416	365
Total Other Long-term Assets	$2,337	$2,116
Other Long-term Liabilities
Deferred and other tax liabilities	$262	$290
Environmental reserves	14	16
Unearned income	134	82
Restructuring reserves	8	7
Other	360	466
Total Other Long-term Liabilities	$778	$861

Schedule of Restricted Cash and Cash Equivalents
Restricted cash amounts were as follows:

	December 31,
	2012	2011
Tax and labor litigation deposits in Brazil	$211	$240
Escrow and cash collections related to receivable sales	146	88
Other restricted cash	8	15
Total Restricted Cash and Investments	$365	$343

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt	Short-term borrowings were as follows:

	December 31,
	2012	2011
Commercial paper	$—	$100
Current maturities of long-term debt	1,042	1,445
Total Short-term Debt	$1,042	$1,545

Schedule of Long-term Debt Instruments
Long-term debt was as follows:

	December 31,
	Weighted Average Interest Rates at December 31, 2012(2)	2012	2011
Xerox Corporation
Senior Notes due 2012	—%	—	1,100
Senior Notes due 2013	5.65%	400	400
Floating Rate Notes due 2013	1.71%	600	—
Convertible Notes due 2014	9.00%	19	19
Senior Notes due 2014	8.25%	750	750
Floating Rate Notes due 2014	1.13%	300	300
Senior Notes due 2015	4.29%	1,000	1,000
Notes due 2016	7.20%	250	250
Senior Notes due 2016	6.48%	700	700
Senior Notes due 2017	6.83%	500	500
Senior Notes due 2017	2.98%	500	—
Notes due 2018	0.57%	1	1
Senior Notes due 2018	6.37%	1,000	1,000
Senior Notes due 2019	5.66%	650	650
Senior Notes due 2021	5.39%	1,062	700
Zero Coupon Notes due 2023	—%	—	301
Senior Notes due 2039	6.78%	350	350
Subtotal - Xerox Corporation		$8,082	$8,021
Subsidiary Companies
Senior Notes due 2015	4.25%	250	250
Borrowings secured by other assets	4.31%	77	76
Other	1.23%	1	3
Subtotal-Subsidiary Companies		$328	$329
Principal Debt Balance		8,410	8,350
Unamortized discount		(63)	(7)
Fair value adjustments(1)		142	190
Less: current maturities		(1,042)	(1,445)
Total Long-term Debt		$7,447	$7,088

 _____________________________

(1)
Fair value adjustments represent changes in the fair value of hedged debt obligations attributable to movements in benchmark interest rates. Hedge accounting requires hedged debt instruments to be reported at an amount equal to the sum of their carrying value (principal value plus/minus premiums/discounts) and any fair value adjustment.

(2)	Represents weighted average effective interest rate which includes the effect of discounts and premiums on issued debt.

Schedule of Maturities of Long-term Debt
Scheduled principal payments due on our long-term debt for the next five years and thereafter are as follows:

2013(1)	2014	2015	2016	2017	Thereafter	Total
1,039	$1,093	$1,259	$954	$1,002	$3,063	$8,410

 _____________________________

(1)	Quarterly total debt maturities for 2013 are $12, $410, $609 and $8 for the first, second, third and fourth quarters, respectively.

Schedule Of Interest Expense And Interest Income
Interest expense and interest income was as follows:

	Year Ended December 31,
	2012	2011	2010
Interest expense(1)	$428	$478	$592
Interest income(2)	610	653	679

 _____________________________

(1)	Includes Equipment financing interest expense, as well as non-financing interest expense included in Other expenses, net in the Consolidated Statements of Income.

(2)	Includes Finance income, as well as other interest income that is included in Other expenses, net in the Consolidated Statements of Income.

Net Payments/procees on Other Debt
Net (payments) proceeds on debt as shown on the Consolidated Statements of Cash Flows was as follows:

	Year Ended December 31,
	2012	2011	2010
Net (payments) proceeds on short-term debt	$(108)	$(200)	$300
Proceeds from issuance of long-term debt	1,116	1,000	—
Payments on long-term debt	(1,116)	(751)	(3,357)
Net (Payments) Proceeds on Other Debt	$(108)	$49	$(3,057)

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Exchange Contracts Gross Notional Values
The following is a summary of the primary hedging positions and corresponding fair values as of December 31, 2012:

Currencies Hedged (Buy/Sell)	Gross Notional Value	Fair Value Asset (Liability)(1)
Japanese Yen/U.S. Dollar	$640	$(37)
U.S. Dollar/Euro	559	(6)
U.K. Pound Sterling/Euro	516	(4)
Euro/U.K. Pound Sterling	502	5
Japanese Yen/Euro	463	(33)
Euro/U.S. Dollar	188	1
U.S. Dollar/Japanese Yen	87	—
Indian Rupee/U.S. Dollar	65	1
Mexican Peso/U.S. Dollar	65	1
Euro/Japanese Yen	61	—
Philippine Peso/U.S. Dollar	52	1
Euro/Swiss Franc	37	—
Swiss Franc/Euro	29	—
U.S. Dollar/Canadian Dollar	25	—
All Other	216	—
Total Foreign Exchange Hedging	$3,505	$(71)
_____________________________

(1)	Represents the net receivable (payable) amount included in the Consolidated Balance Sheet at December 31, 2012.

Summary of Derivative Instruments Fair Value
The following table provides a summary of the fair value amounts of our derivative instruments:

		December 31,
Designation of Derivatives	Balance Sheet Location	2012	2011
Derivatives Designated as Hedging Instruments
Foreign exchange contracts – forwards	Other current assets	$3	$37
	Other current liabilities	(51)	(11)
	Net Designated (Liability) Asset	$(48)	$26

Derivatives NOT Designated as Hedging Instruments
Foreign exchange contracts – forwards	Other current assets	$8	$21
	Other current liabilities	(31)	(20)
	Net Undesignated (Liability) Asset	$(23)	$1

Summary of Derivatives	Total Derivative Assets	$11	$58
	Total Derivative Liabilities	(82)	(31)
	Net Derivative (Liability) Asset	$(71)	$27

Summary of Fair Value Hedges Gains (Losses)
The following tables provide a summary of gains (losses) on derivative instruments:

		Year Ended December 31,
Derivatives in Fair Value Relationships	Location of Gain (Loss) Recognized in Income	Derivative Gain (Loss) Recognized in Income			Hedged Item Gain (Loss) Recognized in Income
		2012	2011	2010	2012	2011	2010
Interest rate contracts	Interest expense	$—	$15	$99	$—	$(15)	$(99)

Summary of Cash Flow Hedges Gains (Losses)

	Year Ended December 31,
Derivatives in Cash Flow Hedging Relationships	Derivative Gain (Loss) Recognized in OCI (Effective Portion)			Location of Derivative Gain (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain (Loss) Reclassified from AOCI to Income (Effective Portion)
	2012	2011	2010		2012	2011	2010
Foreign exchange contracts – forwards	$(50)	$30	$46	Cost of sales	$37	$14	$28

Summary of Derivatives Not Designated as Hedging Instruments Gains (Losses)
The following table provides a summary of gains (losses) on non-designated derivative instruments:

		Year Ended December 31,
Derivatives NOT Designated as Hedging Instruments	Location of Derivative (Loss) Gain	2012	2011	2010
Foreign exchange contracts – forwards	Other expense – Currency (losses) gains, net	$(38)	$33	$113

Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
The following table represents assets and liabilities fair value measured on a recurring basis. The basis for the measurement at fair value in all cases is Level 2 – Significant Other Observable Inputs.

	As of December 31,
	2012	2011
Assets:
Foreign exchange contracts-forwards	$11	$58
Deferred compensation investments in cash surrender life insurance	77	69
Deferred compensation investments in mutual funds	23	23
Total	$111	$150
Liabilities:
Foreign exchange contracts-forwards	$82	$31
Deferred compensation plan liabilities	110	97
Total	$192	$128

Estimated Fair Values of Financial Assets and Liabilities Not Measured at Fair Value on a Recurring Basis
The estimated fair values of our other financial assets and liabilities fair value measured on a nonrecurring basis were as follows:

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$1,246	$1,246	$902	$902
Accounts receivable, net	2,866	2,866	2,600	2,600
Short-term debt	1,042	1,051	1,545	1,622
Long-term debt	7,447	8,040	7,088	7,496

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Net Funded Status [Table Text Block]
We sponsor numerous defined benefit and defined contribution pension and other post-retirement benefit plans, primarily retiree health care, in our domestic and international operations. December 31 is the measurement date for all of our post-retirement benefit plans.

	Pension Benefits
	U.S. Plans		Non-U.S. Plans		Retiree Health
	2012	2011	2012	2011	2012	2011
Change in Benefit Obligation:
Benefit obligation, January 1	$4,670	$4,456	$5,835	$5,275	$1,007	$1,006
Service cost	112	108	83	78	9	8
Interest cost	282	328	270	284	42	47
Plan participants' contributions	—	—	9	10	19	33
Actuarial loss	480	403	537	513	18	26
Currency exchange rate changes	—	—	232	(85)	4	(3)
Curtailments	—	—	(1)	—	—	—
Benefits paid/settlements	(509)	(623)	(256)	(247)	(103)	(106)
Other	(2)	(2)	(1)	7	(7)	(4)
Benefit Obligation, December 31	$5,033	$4,670	$6,708	$5,835	$989	$1,007
Change in Plan Assets:
Fair value of plan assets, January 1	$3,393	$3,202	$4,884	$4,738	$—	$—
Actual return on plan assets	358	406	434	288	—	—
Employer contribution	331	408	163	148	84	73
Plan participants' contributions	—	—	9	10	19	33
Currency exchange rate changes	—	—	197	(57)	—	—
Benefits paid/settlements	(509)	(623)	(256)	(247)	(103)	(106)
Other	—	—	—	4	—	—
Fair Value of Plan Assets, December 31	$3,573	$3,393	$5,431	$4,884	$—	$—

Net Funded Status at December 31(1)	$(1,460)	$(1,277)	$(1,277)	$(951)	$(989)	$(1,007)

Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	$—	$—	$35	$76	$—	$—
Accrued compensation and benefit costs	(23)	(22)	(25)	(23)	(80)	(82)
Pension and other benefit liabilities	(1,437)	(1,255)	(1,287)	(1,004)	—	—
Post-retirement medical benefits	—	—	—	—	(909)	(925)
Net Amounts Recognized	$(1,460)	$(1,277)	$(1,277)	$(951)	$(989)	$(1,007)

 _____________________________

(1)	Includes under-funded and non-funded plans.

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
Benefit plans pre-tax amounts recognized in AOCL at December 31:

	Pension Benefits
	U.S. Plans		Non-U.S. Plans		Retiree Health
	2012	2011	2012	2011	2012	2011
Net actuarial loss	$1,255	$963	$2,013	$1,589	$97	$70
Prior service (credit) cost	(17)	(38)	—	1	(128)	(163)
Total Pre-tax Loss (Gain)	$1,238	$925	$2,013	$1,590	$(31)	$(93)
Accumulated Benefit Obligation	$5,027	$4,617	$6,359	$5,517

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
Aggregate information for pension plans with an Accumulated benefit obligation in excess of plan assets is presented below:

	December 31, 2012
	Underfunded Plans		Unfunded Plans		Total
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	Total
Projected benefit obligation	$4,679	$5,997	$355	$527	$5,034	$6,524	$11,558
Accumulated benefit obligation	4,672	5,686	355	520	5,027	6,206	11,233
Fair value of plan assets	3,574	5,213	—	—	3,574	5,213	8,787

	December 31, 2011
	Underfunded Plans		Unfunded Plans		Total
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	Total
Projected benefit obligation	$4,342	$4,391	$327	$445	$4,669	$4,836	$9,505
Accumulated benefit obligation	4,291	4,127	326	434	4,617	4,561	9,178
Fair value of plan assets	3,393	3,811	—	—	3,393	3,811	7,204

Defined Benefit Pension Assets and Obligations by Geography [Table Text Block]
Our pension plan assets and benefit obligations at December 31, 2012 were as follows:

(in billions)	Fair Value of Pension Plan Assets	Pension Benefit Obligations	Net Funded Status
U.S. funded	$3.6	$4.6	$(1.0)
U.S. unfunded	—	0.4	(0.4)
Total U.S.	$3.6	$5.0	$(1.4)
U.K.	3.4	3.7	(0.3)
Canada	0.7	1.0	(0.3)
Other funded	1.3	1.5	(0.2)
Other unfunded	—	0.5	(0.5)
Total	$9.0	$11.7	$(2.7)

Components of Net Periodic Benefit Cost and Other Changes in Plan Assets and Benefit Obligations [Table Text Block]
The components of Net periodic benefit cost and other changes in plan assets and benefit obligations were as follows:

	Pension Benefits
	Year Ended December 31,
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Components of Net Periodic Benefit Costs:
Service cost	$112	$108	$109	$83	$78	$69
Interest cost(1)	282	328	310	270	284	265
Expected return on plan assets(2)	(306)	(337)	(296)	(307)	(310)	(274)
Recognized net actuarial loss	53	33	40	53	39	31
Amortization of prior service credit	(23)	(23)	(23)	—	—	1
Recognized settlement loss	82	80	72	1	4	—
Recognized curtailment gain	—	(107)	—	—	—	—
Defined Benefit Plans	200	82	212	100	95	92
Defined contribution plans	28	31	25	35	35	26
Net Periodic Benefit Cost	228	113	237	135	130	118

Other changes in plan assets and benefit obligations recognized in Other Comprehensive Income:
Net actuarial loss	427	334	8	416	518	190
Prior service credit	(2)	(2)	(17)	(1)	—	(2)
Amortization of net actuarial loss	(135)	(113)	(112)	(54)	(40)	(31)
Amortization of net prior service credit	23	23	23	—	—	(1)
Curtailment gain - recognition of net prior service credit	—	107	—	—	—	—
Total Recognized in Other Comprehensive Income	313	349	(98)	361	478	156
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$541	$462	$139	$496	$608	$274
_____________________________

(1)
Interest cost includes interest expense on non-TRA obligations of $382, $388 and $381 and interest expense directly allocated to TRA participant accounts of $170, $224 and $194 for the years ended December 31, 2012, 2011 and 2010, respectively.

(2)
Expected return on plan assets includes expected investment income on non-TRA assets of $443, $423 and $376 and actual investment income on TRA assets of $170, $224 and $194 for the years ended December 31, 2012, 2011 and 2010, respectively.

	Retiree Health
	Year Ended December 31,
	2012	2011	2010
Components of Net Periodic Benefit Costs:
Service cost	$9	$8	$8
Interest cost	42	47	54
Recognized net actuarial loss	1	—	—
Amortization of prior service credit	(41)	(41)	(30)
Net periodic benefit cost	11	14	32

Other changes in plan assets and benefit obligations recognized in Other Comprehensive Income:
Net actuarial loss	18	25	13
Prior service credit	(6)	(3)	(86)
Amortization of net actuarial loss	(1)	—	—
Amortization of net prior service credit	41	41	30
Total recognized in Other Comprehensive Income	52	63	(43)
Total recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$63	$77	$(11)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following tables presents the defined benefit plans assets measured at fair value and the basis for that measurement:

	December 31, 2012
	U.S. Defined Benefit Plans Assets
Asset Class	Level 1	Level 2	Level 3	Total	% of Total
Cash and cash equivalents	$48	$—	$—	$48	1%
Equity Securities:
U.S. large cap	411	10	—	421	12%
Xerox common stock	99	—	—	99	3%
U.S. mid cap	79	—	—	79	2%
U.S. small cap	67	28	—	95	3%
International developed	133	205	—	338	9%
Emerging markets	282	67	—	349	10%
Global equity	2	6	—	8	—%
Total Equity Securities	1,073	316	—	1,389	39%
Debt Securities:
U.S. treasury securities	—	367	—	367	10%
Debt security issued by government agency	—	153	—	153	4%
Corporate Bonds	—	1,080	—	1,080	31%
Asset backed securities	—	11	—	11	—%
Total Debt Securities	—	1,611	—	1,611	45%
Derivatives:
Interest rate contracts	—	15	—	15	—%
Foreign exchange contracts	(2)	—	—	(2)	—%
Equity contracts	5	—	—	5	—%
Credit contracts	—	(1)	—	(1)	—%
Total Derivatives	3	14	—	17	—%
Real estate	59	46	58	163	5%
Private equity/Venture capital	—	—	300	300	8%
Other(1)	12	33	—	45	2%
Total Defined Benefit Plans Assets	$1,195	$2,020	$358	$3,573	100%

(1)	Other Level 1 assets include net non-financial assets of $13 such as due to/from broker, interest receivables and accrued expenses.

	December 31, 2012
	Non-U.S. Defined Benefit Plans Assets
Asset Class	Level 1	Level 2	Level 3	Total	% of Total
Cash and cash equivalents	$500	$—	$—	$500	9%
Equity Securities:
U.S. large cap	204	50	—	254	5%
U.S. mid cap	14	—	—	14	—%
U.S. small cap	30	1	—	31	1%
International developed	1,107	174	—	1,281	24%
Emerging markets	322	76	—	398	7%
Global equity	5	12	—	17	—%
Total Equity Securities	1,682	313	—	1,995	37%
Debt Securities:
U.S. treasury securities	1	19	—	20	—%
Debt security issued by government agency	35	1,253	—	1,288	24%
Corporate bonds	150	753	—	903	17%
Asset backed securities	3	31	—	34	1%
Total Debt Securities	189	2,056	—	2,245	42%
Common/Collective trust	2	—	—	2	—%
Derivatives:
Interest rate contracts	—	74	—	74	1%
Foreign exchange contracts	9	8	—	17	—%
Other contracts	69	—	—	69	1%
Total Derivatives	78	82	—	160	2%
Hedge funds	—	—	3	3	—%
Real estate	19	35	332	386	7%
Guaranteed insurance contracts	—	—	131	131	3%
Other(1)	13	(4)	—	9	—%
Total Defined Benefit Plans Assets	$2,483	$2,482	$466	$5,431	100%

(1)	Other Level 1 assets include net non-financial assets of $5 such as due to/from broker, interest receivables and accrued expenses.

	December 31, 2011
	U.S. Defined Benefit Plans Assets
Asset Class	Level 1	Level 2	Level 3	Total	% of Total
Cash and cash equivalents	$198	$—	$—	$198	6%
Equity Securities:
U.S. large cap	366	7	—	373	11%
Xerox common stock	50	—	—	50	2%
U.S. mid cap	69	—	—	69	2%
U.S. small cap	56	89	—	145	4%
International developed	162	327	—	489	15%
Emerging markets	117	—	—	117	3%
Total Equity Securities	820	423	—	1,243	37%
Debt Securities:
U.S. treasury securities	4	393	—	397	12%
Debt security issued by government agency	—	180	—	180	5%
Corporate bonds	6	875	—	881	26%
Asset backed securities	—	10	—	10	—%
Total Debt Securities	10	1,458	—	1,468	43%
Derivatives:
Interest rate contracts	18	13	—	31	1%
Foreign exchange contracts	8	—	—	8	—%
Equity contracts	23	—	—	23	1%
Total Derivatives	49	13	—	62	2%
Real estate	45	35	72	152	5%
Private equity/Venture capital	—	—	318	318	9%
Other(1)	(62)	14	—	(48)	(2)%
Total Defined Benefit Plans Assets	$1,060	$1,943	$390	$3,393	100%

(1)	Other Level 1 assets include net non-financial liabilities of $62 such as due to/from broker, interest receivables and accrued expenses.

	December 31, 2011
	Non-U.S. Defined Benefit Plans Assets
Asset Class	Level 1	Level 2	Level 3	Total	% of Total
Cash and cash equivalents	$380	$—	$—	$380	8%
Equity Securities:
U.S. large cap	145	43	—	188	4%
U.S. mid cap	21	—	—	21	—%
U.S. small cap	27	—	—	27	1%
International developed	1,047	154	—	1,201	25%
Emerging markets	180	54	—	234	5%
Global equity	7	17	—	24	—%
Total Equity Securities	1,427	268	—	1,695	35%
Debt Securities:
U.S. treasury securities	5	23	—	28	1%
Debt security issued by government agency	64	1,227	—	1,291	26%
Corporate bonds	144	595	—	739	15%
Asset backed securities	2	51	—	53	1%
Total Debt Securities	215	1,896	—	2,111	43%
Common/Collective trust	3	—	—	3	—%
Derivatives:
Interest rate contracts	—	90	—	90	2%
Foreign exchange contracts	6	(1)	—	5	—%
Other contracts	64	—	—	64	1%
Total Derivatives	70	89	—	159	3%
Hedge funds	—	—	3	3	—%
Real estate	22	97	280	399	8%
Guaranteed insurance contracts	—	—	116	116	3%
Other(1)	14	4	—	18	—%
Total Defined Benefit Plans Assets	$2,131	$2,354	$399	$4,884	100%

(1)	Other Level 1 assets include net non-financial assets of $8 such as due to/from broker, interest receivables and accrued expenses.

The following tables represents a roll-forward of the defined benefit plans assets measured using significant unobservable inputs (Lev

Pension, Defined Benefit Plans Assets Measured Using Level 3 [Table Text Block]
The following tables represents a roll-forward of the defined benefit plans assets measured using significant unobservable inputs (Level 3 assets):

	U.S. Defined Benefit Plans Assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Real Estate	Private Equity/Venture Capital	Total
Balance at December 31, 2010	$69	$307	$376
Purchases	2	30	32
Sales	(6)	(61)	(67)
Realized gains (losses)	—	46	46
Unrealized gains (losses)	6	(4)	2
Other	1	—	1
Balance at December 31, 2011	72	318	390
Purchases	1	20	21
Sales	(11)	(48)	(59)
Realized gains (losses)	1	36	37
Unrealized gains (losses)	(5)	(26)	(31)
Balance at December 31, 2012	$58	$300	$358

	Non-U.S. Defined Benefit Plans Assets
	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Real Estate	Guaranteed Insurance Contracts	Hedge Funds	Total
Balance at December 31, 2010	$206	$97	$3	$306
Purchases	67	3	—	70
Sales	—	(3)	(1)	(4)
Net transfers in from Level 1	2	12	—	14
Net transfers in from Level 2	—	9	—	9
Realized gains (losses)	—	(1)	—	(1)
Unrealized gains (losses)	12	(4)	—	8
Currency translation	(4)	(3)	—	(7)
Other	(3)	6	1	4
Balance at December 31, 2011	280	116	3	399
Purchases	13	15	—	28
Sales	(21)	(7)	—	(28)
Net transfers in from Level 2	69	—	—	69
Realized gains (losses)	1	4	—	5
Unrealized gains (losses)	(25)	(1)	—	(26)
Currency translation	15	4	—	19
Balance at December 31, 2012	$332	$131	$3	$466

Schedule of Allocation of Plan Assets [Table Text Block]
he target asset allocations for our worldwide defined benefit pension plans were:

	2012		2011
	U.S.	Non-U.S.	U.S.	Non-U.S.
Equity investments	41%	40%	41%	41%
Fixed income investments	43%	47%	43%	46%
Real estate	5%	9%	5%	9%
Private equity	9%	—%	9%	—%
Other	2%	4%	2%	4%
Total Investment Strategy	100%	100%	100%	100%

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the following years:

	Pension Benefits
	U.S.	Non-U.S.	Total	Retiree Health
2013	$483	$248	$731	$80
2014	445	251	696	80
2015	402	261	663	79
2016	370	274	644	77
2017	348	280	628	75
Years 2018-2022	1,425	1,550	2,975	339

Schedule of Assumptions Used [Table Text Block]
Weighted-average assumptions used to determine benefit obligations at the plan measurement dates:

	Pension Benefits
	2012		2011		2010
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	3.7%	4.0%	4.8%	4.6%	5.1%	5.3%
Rate of compensation increase	0.2%	2.6%	3.5%	2.7%	3.5%	2.7%

	Retiree Health
	2012	2011	2010
Discount rate	3.6%	4.5%	4.9%
Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

	Pension Benefits
	2013		2012		2011		2010
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	3.7%	4.0%	4.8%	4.6%	5.1%	5.3%	5.7%	5.7%
Expected return on plan assets	7.8%	6.1%	7.8%	6.2%	8.3%	6.6%	8.3%	6.6%
Rate of compensation increase	0.2%	2.6%	3.5%	2.7%	3.5%	2.7%	3.5%	3.6%

	Retiree Health
	2013	2012	2011	2010
Discount rate	3.6%	4.5%	4.9%	5.4%
_____________________________

Note: Expected return on plan assets is not applicable to retiree health benefits as these plans are not funded. Rate of compensation increase is not applicable to retiree health benefits as compensation levels do not impact earned benefits.

As

Schedule of Health Care Cost Trend Rates [Table Text Block]
Assumed health care cost trend rates were as follows:

	December 31,
	2012	2011
Health care cost trend rate assumed for next year	7.5%	8.5%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.9%	4.9%
Year that the rate reaches the ultimate trend rate	2017	2017

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1% increase	1% decrease
Effect on total service and interest cost components	$3	$(3)
Effect on post-retirement benefit obligation	62	54

Income and Other Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income before income taxes ("pre-tax income") was as follows:

	Year Ended December 31,
	2012	2011	2010
Domestic income	$878	$917	$433
Foreign income	470	648	382
Income Before Income Taxes	$1,348	$1,565	$815

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Provisions (benefits) for income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
Federal Income Taxes
Current	$24	$52	$153
Deferred	84	134	(17)
Foreign Income Taxes
Current	123	103	59
Deferred	—	38	8
State Income Taxes
Current	34	28	46
Deferred	12	31	7
Total Provision (Benefit)	$277	$386	$256
A

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the U.S. federal statutory income tax rate to the consolidated effective income tax rate was as follows:

	Year Ended December 31,
	2012	2011	2010
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Nondeductible expenses	2.6%	2.0%	6.3%
Effect of tax law changes	0.7%	0.2%	(0.2)%
Change in valuation allowance for deferred tax assets	(0.7)%	(0.3)%	2.6%
State taxes, net of federal benefit	2.1%	2.4%	2.0%
Audit and other tax return adjustments	(4.7)%	(1.0)%	(3.6)%
Tax-exempt income, credits and incentives	(2.6)%	(3.1)%	(3.9)%
Foreign rate differential adjusted for U.S. taxation of foreign profits(1)	(11.8)%	(10.4)%	(6.7)%
Other	(0.1)%	(0.1)%	(0.1)%
Effective Income Tax Rate	20.5%	24.7%	31.4%
 _____________________________

(1)	The “U.S. taxation of foreign profits” represents the U.S. tax, net of foreign tax credits, associated with actual and deemed repatriations of earnings from our non-U.S. subsidiaries.

Allocation of Income Tax Expense Benefit [Table Text Block]
Total income tax expense (benefit) was allocated as follows:

	Year Ended December 31,
	2012	2011	2010
Pre-tax income	$277	$386	$256
Common shareholders' equity:
Changes in defined benefit plans	(233)	(277)	12
Stock option and incentive plans, net	(5)	1	(6)
Cash flow hedges	(24)	3	5
Translation adjustments	(9)	2	6
Total Income Tax Expense (Benefit)	$6	$115	$273

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance at January 1	$225	$186	$148
Additions from acquisitions	—	—	46
Additions related to current year	28	43	38
Additions related to prior years positions	5	38	24
Reductions related to prior years positions	(36)	(17)	(16)
Settlements with taxing authorities(1)	(13)	(14)	(19)
Reductions related to lapse of statute of limitations	(8)	(8)	(35)
Currency	—	(3)	—
Balance at December 31	$201	$225	$186

_____________________________

(1)	Majority of settlements did not result in the utilization of cash

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred taxes were as follows:

	December 31,
	2012	2011
Deferred Tax Assets
Research and development	$793	$876
Post-retirement medical benefits	359	368
Anticipated foreign repatriations	264	41
Depreciation and amortization	52	71
Net operating losses	630	637
Other operating reserves	300	285
Tax credit carryforwards	177	379
Deferred compensation	312	306
Allowance for doubtful accounts	73	93
Restructuring reserves	30	29
Pension	696	547
Other	143	132
Subtotal	3,829	3,764
Valuation allowance	(654)	(677)
Total	$3,175	$3,087

Deferred Tax Liabilities
Unearned income and installment sales	$947	$996
Intangibles and goodwill	1,252	1,261
Other	48	41
Total	$2,247	$2,298

Total Deferred Taxes, Net	$928	$789

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule of Treasury Stock by Class [Table Text Block]
The following provides cumulative information relating to our share repurchase programs from their inception in October 2005 through December 31, 2012 (shares in thousands):

Authorized share repurchase programs	$6,000
Share repurchase cost	$4,691
Share repurchase fees	$8
Number of shares repurchased	428,314
In 2012, the Board of Directors authorized an additional $1.5 billion in share repurchase bringing the total authorization to $6 billion.

Schedule of Common and Treasury Stock Changes [Table Text Block]
The following table reflects the changes in Common and Treasury stock shares (shares in thousand):

	Common Stock Shares	Treasury Stock Shares
Balance at December 31, 2009	869,381	—
Stock based compensation plans, net	37,018	—
ACS acquisition(1)	489,802	—
Other	1,377	—
Balance at December 31, 2010	1,397,578	—
Stock based compensation plans, net	11,027	—
Contributions to U.S. pension plan(2)	16,645	—
Acquisition of Treasury stock	—	87,943
Cancellation of Treasury stock	(72,435)	(72,435)
Other	34	—
Balance at December 31, 2011	1,352,849	15,508
Stock based compensation plans, net	17,343	—
Contributions to U.S. pension plan(2)	15,366	—
Acquisition of Treasury stock	—	146,278
Cancellation of Treasury stock	(146,862)	(146,862)
Other	—	—
Balance at December 31, 2012	1,238,696	14,924

(1)	Refer to Note 3 - Acquisitions for additional information.

(2)	Refer to Note 15 - Employee Benefits Plans for additional information.

Stock-based Compensantion Expense, Tax Effect [Table Text Block]	Stock-based compensation expense was as follows:

	Year Ended December 31,
	2012	2011	2010
Stock-based compensation expense, pre-tax	$125	$123	$123
Income tax benefit recognized in earnings	48	47	47

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Summary of Stock-based Compensation Activity

	2012		2011		2010
(Shares in thousands; amounts per share)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Restricted Stock Units
Outstanding at January 1	33,784	$8.70	32,431	$8.68	25,127	$10.18
Granted	13,033	7.82	8,035	10.66	11,845	8.56
Vested	(14,848)	6.89	(5,225)	11.64	(3,671)	18.22
Cancelled	(1,555)	8.97	(1,457)	8.57	(870)	10.36
Outstanding at December 31	30,414	9.19	33,784	8.70	32,431	8.68

Performance Shares
Outstanding at January 1	9,763	$9.21	7,771	$9.78	4,874	$15.49
Granted	5,193	7.87	4,852	10.42	5,364	8.10
Vested	—	—	(1,587)	12.84	(1,566)	18.48
Cancelled	(420)	8.96	(1,273)	12.79	(901)	15.51
Outstanding at December 31	14,536	8.74	9,763	9.21	7,771	9.78

Stock Options
Outstanding at January 1	50,070	$6.98	71,038	$8.00	28,363	$10.13
Granted	—	—	—	—	96,662	6.79
Cancelled/expired	(8,617)	8.58	(14,889)	8.38	(2,735)	7.33
Exercised	(7,721)	5.69	(6,079)	8.21	(51,252)	6.92
Outstanding at December 31	33,732	6.86	50,070	6.98	71,038	8.00
Exercisable at December 31	28,676	6.95	39,987	7.14	57,985	8.38

Schedule of Unrecognized Compensation Cost, Nonvested Awards [Table Text Block]
The total unrecognized compensation cost related to non-vested stock-based awards at December 31, 2012 was as follows:

Awards	Unrecognized Compensation	Remaining Weighted-Average Vesting Period (Years)
Restricted Stock Units	$125	1.5
Performance Shares	58	1.5
Stock Options	12	1.6
Total	$195

Aggregate intrinsic value restricted stock and performance shares compensation awards [Table Text Block]	The aggregate intrinsic value of outstanding RSUs and PSs awards was as follows:

Awards	December 31, 2012
Restricted Stock Units	$207
Performance Shares	99

Stock options outstanding and exercisable [Table Text Block]
Information related to stock options outstanding and exercisable at December 31, 2012 was as follows:

	Options
	Outstanding	Exercisable
Aggregate intrinsic value	$7	$5
Weighted-average remaining contractual life (years)	4.3	3.9

Vested and exercised stock based awards total intrinsic value and tax benefit realized [Table Text Block]
The total intrinsic value and actual tax benefit realized for vested and exercised stock-based awards was as follows:

	December 31, 2012			December 31, 2011			December 31, 2010
Awards	Total Intrinsic Value	Cash Received	Tax Benefit	Total Intrinsic Value	Cash Received	Tax Benefit	Total Intrinsic Value	Cash Received	Tax Benefit
Restricted Stock Units	$117	$—	$33	$56	$—	$22	$31	$—	$10
Performance Shares	—	—	—	17	—	6	12	—	5
Stock Options	12	44	4	18	44	7	155	183	56

Share-based Compensation, Stock Option Assumptions, ACS Acquisition [Table Text Block]

Assumptions	Pre-August 2009 Options	August 2009 Options
Strike price	$6.89	$6.33
Expected volatility	37.90%	38.05%
Risk-free interest rate	0.23%	1.96%
Dividend yield	1.97%	1.97%
Expected term	0.75 years	4.2 years

Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income [Abstract]
Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Other Comprehensive Income is composed of the following:

	Year Ended December 31,
	2012		2011		2010
	Pre-tax	Net of Tax	Pre-tax	Net of Tax	Pre-tax	Net of Tax
Translation Adjustments Gains (Losses)	$104	$113	$(103)	$(105)	$(29)	$(35)
Unrealized (Losses) Gains:
Changes in fair value of cash flow hedges - (losses) gains	(50)	(35)	30	22	46	31
Changes in cash flow hedges reclassed to earnings(1)	(37)	(28)	(14)	(9)	(28)	(18)
Other	—	—	(1)	(1)	(1)	(1)
Net unrealized (losses) gains	$(87)	$(63)	$15	$12	$17	$12

Defined Benefit Plans (Losses) Gains:
Actuarial / Prior service losses	(852)	(578)	(872)	(607)	(106)	(191)
Amortization(2)	126	85	89	60	91	164
Curtailment gain - recognition of prior service credit	—	—	(107)	(66)	—	—
Fuji Xerox changes in defined benefit plans, net(3)	(13)	(13)	(31)	(31)	28	28
Other(4)	(55)	(55)	8	8	22	22
Changes in defined benefit plans (losses) gains	$(794)	$(561)	$(913)	$(636)	$35	$23

Other Comprehensive (Loss) Income	(777)	(511)	(1,001)	(729)	23	—
Less: Other comprehensive loss attributable to noncontrolling interests	—	—	(1)	(1)	—	—
Other Comprehensive (Loss) Income Attributable to Xerox	$(777)	$(511)	$(1,000)	$(728)	$23	$—

_____________________________

(1)	Reclassified to Cost of sales - refer to Note 13 - Financial Instruments for additional information regarding our cash flow hedges.

(2)	Reclassified to Total Net Periodic Benefit Cost - refer to Note 15 - Employee Benefit Plans for additional information.

(3)	Represents our share of Fuji Xerox's benefit plan changes.

(4)	Primarily represents currency impact on cumulative amount of benefit plan net actuarial losses and prior service credits included in AOCL.

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
AOCL is composed of the following:

	December 31,
	2012	2011	2010
Cumulative translation adjustments	$(826)	$(939)	$(835)
Benefit plans net actuarial losses and prior service credits(1)	(2,364)	(1,803)	(1,167)
Other unrealized (losses) gains, net	(37)	26	14
Total Accumulated Other Comprehensive Loss	$(3,227)	$(2,716)	$(1,988)
_____________________________

(1)	Includes our share of Fuji Xerox

Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Basic and Diluted Earnings per Share
The following table sets forth the computation of basic and diluted earnings per share of common stock (shares in thousands):

	Year Ended December 31,
	2012	2011	2010
Basic Earnings per Share:
Net income attributable to Xerox	$1,195	$1,295	$606
Accrued dividends on preferred stock	(24)	(24)	(21)
Adjusted Net Income Available to Common Shareholders	$1,171	$1,271	$585
Weighted-average common shares outstanding	1,302,053	1,388,096	1,323,431
Basic Earnings per Share	$0.90	$0.92	$0.44

Diluted Earnings per Share:
Net income attributable to Xerox	$1,195	$1,295	$606
Accrued dividends on preferred stock	(24)	—	(21)
Interest on convertible securities, net	1	1	—
Adjusted Net Income Available to Common Shareholders	$1,172	$1,296	$585

Weighted-average common shares outstanding	1,302,053	1,388,096	1,323,431
Common shares issuable with respect to:
Stock options	4,335	9,727	13,497
Restricted stock and performance shares	20,804	16,993	13,800
Convertible preferred stock	—	26,966	—
Convertible securities	1,992	1,992	—
Adjusted Weighted Average Common Shares Outstanding	1,329,184	1,443,774	1,350,728
Diluted Earnings per Share	$0.88	$0.90	$0.43

The following securities were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive:
Stock options	29,397	40,343	57,541
Restricted stock and performance shares	23,430	26,018	25,983
Convertible preferred stock	26,966	—	26,966
Convertible securities	—	—	1,992
	79,793	66,361	112,482

Dividends per common share	$0.17	$0.17	$0.17

Summary of Significant Accounting Policies - Summary of Significant Accounting Estimates (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Summary of Significant Accounting Estimates [Abstract]
Revenue, Net	$ 22,400,000,000
Provision for restructuring and asset impairments	153,000,000	33,000,000		483,000,000
Provision for receivables	127,000,000	154,000,000		180,000,000
Provisions for litigation and regulatory matters	(1,000,000)	11,000,000		(4,000,000)
Provision for obsolete and excess inventory	30,000,000	39,000,000		31,000,000
Provision for product warranty liability	29,000,000	30,000,000		33,000,000
Depreciation and obsolescence of equipment on operating leases	279,000,000	294,000,000		313,000,000
Depreciation of buildings and equipment	452,000,000	405,000,000		379,000,000
Amortization of internal use software	116,000,000	91,000,000		70,000,000
Amortization of product software	19,000,000	11,000,000		7,000,000
Amortization of acquired intangible assets	328,000,000	401,000,000		316,000,000
Amortization of customer contract costs	107,000,000	49,000,000		12,000,000
Defined benefits plans - net periodic benefit cost	300,000,000	177,000,000	[1]	304,000,000
Retiree health benefits - net periodic benefit cost	11,000,000	14,000,000		32,000,000
Income tax expense	277,000,000	386,000,000		256,000,000
Curtailment gain	0	107,000,000		0
Deferred Set-up Costs, Current	356,000,000	294,000,000
Weighted Average Life, Services Revenue, Deferred Set-up Costs	7 years 0 months 0 days
Amortization expense, customer contract costs	103,000,000
Sustaining engineering costs	$ 110,000,000	$ 108,000,000		$ 128,000,000

[1]	(1)2011 includes $107 pre-tax curtailment gain - refer to Note 15 - Employee Benefit Plans for additional information.

Segment Reporting - Segment Revenue and Segment Profit (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 primaryreportablesegment		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Reportable segments, number	2
Services segment decription of offerings	3
Revenue	$ 21,793	[1]	$ 21,994	[1]	$ 20,973	[1]
Finance income	597	[1]	632	[1]	660	[1]
Total Revenues	22,390	[1]	22,626	[1]	21,633	[1]
Interest expense	428	[1],[2]	478	[1],[2]	592	[1],[2]
Segment profit (loss)	1,997	[1],[3]	2,092	[1],[3]	1,875	[1],[3]
Equity in net income of unconsolidated affiliates	152	[1]	149	[1]	78	[1]
Services Segment [Member]
Segment Reporting Information [Line Items]
Revenue	11,453	[1]	10,754	[1]	9,548	[1]
Finance income	75	[1]	83	[1]	89	[1]
Total Revenues	11,528		10,837		9,637
Interest expense	22	[1]	25	[1]	28	[1]
Segment profit (loss)	1,173	[1],[3]	1,207	[1],[3]	1,132	[1],[3]
Equity in net income of unconsolidated affiliates	30	[1]	31	[1]	16	[1]
Document Technology Segment [Member]
Segment Reporting Information [Line Items]
Revenue	8,951	[1]	9,722	[1]	9,790	[1]
Finance income	511	[1]	537	[1]	559	[1]
Total Revenues	9,462	[1]	10,259	[1]	10,349	[1]
Interest expense	172	[1]	202	[1]	212	[1]
Segment profit (loss)	1,065	[1],[3]	1,140	[1],[3]	1,085	[1],[3]
Equity in net income of unconsolidated affiliates	122	[1]	118	[1]	62	[1]
Other [Member]
Segment Reporting Information [Line Items]
Revenue	1,389	[1]	1,518	[1]	1,635	[1]
Finance income	11	[1]	12	[1]	12	[1]
Total Revenues	1,400	[1]	1,530	[1]	1,647	[1]
Interest expense	234	[1]	251	[1]	352	[1]
Segment profit (loss)	(241)	[1],[3]	(255)	[1],[3]	(342)	[1],[3]
Equity in net income of unconsolidated affiliates	$ 0	[1]	$ 0	[1]	$ 0	[1]

[1]	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.
[2]	(1)Includes Equipment financing interest expense, as well as non-financing interest expense included in Other expenses, net in the Consolidated Statements of Income.
[3]	(2)Depreciation and amortization expense, which is recorded in Cost of Sales, Services, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.

Segment Reporting - Reconciliation Of Operating Profit (Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of Operating Profit (Loss) from Segments to Consolidated Pre-tax Income (Loss) [Line Items]
Total Segment Profit	$ 1,997	[1],[2]	$ 2,092	[1],[2]	$ 1,875	[1],[2]
Reconciling items:
Restructuring and asset impairment charges	(153)		(33)		(483)
Restructuring charges of Fuji Xerox	(16)		(19)		(38)
Acquisition-related costs	0		0		(77)
Amortization of intangible assets	(328)		(398)		(312)
Venezuela devaluation costs	0		0		(21)
ACS shareholders' litigation settlement	0		0		(36)
Loss on early extinguishment of liability and debt	0		(33)		(15)
Equity in net income of unconsolidated affiliates	(152)	[2]	(149)	[2]	(78)	[2]
Curtailment gain	0		107		0
Other	0		(2)		0
Income Before Income Taxes and Equity Income	$ 1,348		$ 1,565		$ 815

[1]	(2)Depreciation and amortization expense, which is recorded in Cost of Sales, Services, RD&E and SAG are included in segment profit above. This information is neither identified nor internally reported to our chief executive officer. The separate identification of this information for purposes of segment disclosure is impracticable, as it is not readily available and the cost to develop it would be excessive.
[2]	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.

Segment Reporting - Revenue and Long-lived Assets by Geography (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 22,390	[1]	$ 22,626	[1]	$ 21,633	[1]
Long-Lived Assets	3,012	[2]	2,946	[2]	2,814	[2]
United States
Segment Reporting Information [Line Items]
Revenues	14,701		14,493		13,801
Long-Lived Assets	1,966	[2]	1,894	[2]	1,764	[2]
Europe
Segment Reporting Information [Line Items]
Revenues	5,111		5,557		5,332
Long-Lived Assets	784	[2]	776	[2]	741	[2]
Other areas
Segment Reporting Information [Line Items]
Revenues	2,578		2,576		2,500
Long-Lived Assets	$ 262	[2]	$ 276	[2]	$ 309	[2]

[1]	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.
[2]	Long-lived assets are comprised of (i) land, buildings and equipment, net, (ii) equipment on operating leases, net, (iii) internal use software, net and (iv) product software, net.

Acquisitions (Details)	12 Months Ended							1 Months Ended						12 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Feb. 05, 2010 USD ($)	Jul. 31, 2012 WDS [Member] USD ($)	Jul. 31, 2012 WDS [Member] GBP (£)	Feb. 29, 2012 R.K. Dixon [Member] USD ($)	Dec. 31, 2011 MBM [Member] USD ($)	Nov. 30, 2011 Breakaway [Member] USD ($)	Sep. 30, 2011 Symcor Inc [Member] USD ($)	Jul. 31, 2011 Education Sales and Marketing [Member] USD ($)	Apr. 30, 2011 Unamic HCN Member USD ($)	Feb. 28, 2011 Concept Group [Member] USD ($) locations customers	Oct. 31, 2010 TMS Health [Member] USD ($)	Jul. 31, 2010 ExcellerateHRO [Member] USD ($)	Dec. 31, 2012 Current year minus one [Member] USD ($)	Dec. 31, 2011 Current year minus one [Member] USD ($)	Dec. 31, 2012 Current year minus two [Member] [Member] USD ($)	Dec. 31, 2011 Current year minus two [Member] [Member] USD ($)	Dec. 31, 2010 Current year minus two [Member] [Member] USD ($)	Feb. 28, 2010 ACS Member	Dec. 31, 2010 ACS Member USD ($)	Feb. 05, 2010 ACS Member USD ($)	Dec. 31, 2012 Document Technology Segment [Member] USD ($) businesses	Dec. 31, 2011 Document Technology Segment [Member] USD ($) businesses	Dec. 31, 2010 Document Technology Segment [Member] USD ($) businesses	Dec. 31, 2012 Services Segment [Member] USD ($) businesses	Dec. 31, 2011 Services Segment [Member] USD ($) businesses	Dec. 31, 2010 Services Segment [Member] USD ($) businesses	Dec. 31, 2012 Customer relationships [Member] USD ($)	Dec. 31, 2012 Trademarks [Member] USD ($)	Dec. 31, 2012 Noncompete agreements [Member] USD ($)	Dec. 31, 2012 Software [Member] USD ($)
Schedule of Business Acquisitions, by Acquisition [Line Items]
Number of Businesses Acquired (in businesses)																						3	7	2	4	3	1
Business Acquisitions, Cost of Acquired Entity, Immaterial Acquisitions																						$ 62,000,000	$ 21,000,000	$ 50,000,000	$ 61,000,000	$ 25,000,000	$ 12,000,000
Acquisition Total Revenue in Current Year	162,000,000
Business acquisitions purchase price allocation, goodwill exptected tax deductible, percentage	50.00%
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life																												8 years 0 months 0 days	19 years 0 months 0 days	4 years 0 months 0 days	5 years 0 months 0 days
Accounts/finance receivables	51,000,000
Intangible assets																					3,000,000,000							40,000,000	22,000,000	5,000,000	10,000,000
Goodwill	184,000,000																				5,100,000,000
Other assets	29,000,000
Total Assets Acquired	341,000,000
Liabilities assumed	65,000,000
Total Purchase Price	276,000,000
Business Acquisition, Cost of Acquired Entity, Purchase Price			95,000,000	60,000,000	58,000,000	42,000,000	18,000,000	(35,000,000)	43,000,000	55,000,000	41,000,000	48,000,000	125,000,000								8,800,000,000
Contingent consideration potential cash payment	55,000,000						25,000,000
Contingent consideration recorded at acquisition date							18,000,000
Contingent consideration fair value							36,000,000
Acquisition purchase price assets acquired								17,000,000
Acquisition cost of acquired entity liabilities assumed								52,000,000
Assumed liabilities customer contracts amortizable life (in years)								2 years 0 months 0 days
Number of Locations (in locations)											9
Acquired customers (in customers)											3,000
Prior years aggregate acquisition revenue														397,000,000	177,000,000	323,000,000	318,000,000	140,000,000
Contingent consideration accrued	32,000,000
Date of acquisition																			Feb 5, 2010
Cost of acquired entity cash paid																					6,500,000,000
Xerox shares after converting from ACS shares, at acquisition (in shares)																					4.935
Acquisition cash paid per share (in dollars per share)																					$ 18.6
Preferred stock aggregate fair value		349,000,000																			349,000,000
Share based compensation options granted acquisition ACS																					222,000,000
Debt assumed and repaid																					1,700,000,000
Debt assumed and not repaid																					600,000,000
Acquisition pro forma revenue																				22,252,000,000
Acquisition pro forma net income (loss)																				$ 592,000,000
Acquisition pro forma EPS, Diluted																				$ 0.41

Accounts Receivable (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts billed or billiable	$ 2,639	$ 2,307
Unbilled amounts	335	395
Allowance for doubtful accounts	(108)	(102)
Accounts Receivable, Net	2,866	2,600
Billable contracts receivable to be invoiced in the subsequent month	$ 1,049	$ 963

Accounts Receivable - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred proceeds receivables from sales of accounts receivables	$ 116		$ 97
Accounts receivable sold, uncolleced at balance sheet date	766		815
Accounts receivable sales	3,699		3,218		2,374
Deferred proceeds	639		386		307
Loss on sale of accounts receivables	21		20		15
Estimated (decrease) increase to operating cash flows	$ (78)	[1]	$ 133	[1]	$ 106	[1]

[1]	Represents the difference between current and prior year fourth quarter receivable sales adjusted for the effects of: (i) the deferred proceeds, (ii) collections prior to the end of the year and (iii) currency.

Finance Receivables (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	$ 6,290		$ 7,583
Unearned income	(809)		(1,027)
Subtotal	5,481		6,556
Residual values	2		7
Allowance for doubtful accounts	(170)		(201)
Finance Receivables, Net	5,313		6,362
Less: Billed portion of finance receivables, net	152		166
Less Current portion of finance receivables not billed, net	1,836		2,165
Finance Receivables Due After One Year, Net	3,325		4,031
Finance receivables contractual maturities billed	152
Finance receivables contractual maturity, current	2,353
Finance receivables contractual maturity, in two years	1,753
Finance receivables contractual maturities, in three years	1,234
Finance receivables contractual maturities, in four years	680
Finance receivables contractual maturities, in five years	242
Finance receivables contractual maturities, thereafter	28
Finance receivables contactual maturities	6,290
Finance receivables beneficial interest from purchaser	101
Finance receivables sold and derecognized	647
Gain on sale of receivalbes, pre-tax	44
Fees on sale of finance recievables	5
Servicing fee	0.01
Sale of receivables servicing fees	12
Effect of change in sensitivity assumptions on finance receivables sales beneficial interest	4
Beneficial interest in Other Current Assets	35		0
Beneficial interest in Other Long-term Assets	68		0
Finance receivable beneficial interest weighted average life	2 years 0 months 0 days
Finance receivables lease portfolio - low - years	2 years 0 months 0 days
Finance lease portfolio average maturity - high - years	3 years 0 months 0 days
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	201		212
Provision	75		100
Charge-offs	(97)		108
Recoveries and other	9		(3)
Sale of finance receivables	(18)
Ending Balance	170		201
Financing receivable collectively evaluated for impairment	5,481	[1]	6,556	[1]
Residual values not included in the impairment evaluation	2		7
Allowance for credit losses not included in the impairment evaluation	170		201
Loss rates of customers with investment grade credit quality	1.00%
Loss rates of customers with non investment grade credit quality low range	2.00%
Loss rates of customers with non investment grade credit quality high range	4.00%
Loss rates of customers with substandard doubtful credit quality	10.00%
United States
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	75		91
Provision	11		15
Charge-offs	(21)		(31)
Recoveries and other	3	[2]	0	[2]
Sale of finance receivables	(18)
Ending Balance	50		75
Financing receivable collectively evaluated for impairment	2,012	[1]	2,993	[1]
CANADA
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	33		37
Provision	9		11
Charge-offs	(15)		(17)
Recoveries and other	4	[2]	2	[2]
Sale of finance receivables	0
Ending Balance	31		33
Financing receivable collectively evaluated for impairment	801	[1]	825	[1]
Europe finance receivables [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	91		81
Provision	52		74
Charge-offs	(59)		(59)
Recoveries and other	1	[2]	(5)	[2]
Sale of finance receivables	0
Ending Balance	85		91
Financing receivable collectively evaluated for impairment	2,474	[1]	2,630	[1]
Other countries finance receivables [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning balance	2	[3]	3	[3]
Provision	3	[3]	0	[3]
Charge-offs	(2)	[3]	(1)	[3]
Recoveries and other	1	[2],[3]	0	[2],[3]
Sale of finance receivables	0
Ending Balance	4	[3]	2	[3]
Financing receivable collectively evaluated for impairment	194	[1],[3]	108	[1],[3]
Credit Loss [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beneficial interest key assumptions	0.021
Prepayment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beneficial interest key assumptions	0.093
Discount Rate Risk Adjustment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beneficial interest key assumptions	0.1
Europe finance receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables write-offs	flat
Document Technology Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables net carrying value	682
Finance receivables allowance to third-party financial institution	18
Proceeds from sale of finance receivables	$ 630

[1]	Total Finance receivables exclude residual values of $2 and $7 and the allowance for credit losses of $170 and $201 at December 31, 2012 and 2011, respectively.
[2]	Includes the impacts of foreign currency translation and adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.
[3]	Includes developing market countries and smaller units.

Finance Receivables - Receivables Credit Quality Indicators and Aging of Billed Finance Receivables (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	$ 5,481		$ 6,556
Financing Receivable, 90 Days Past Due and Still Accruing	249		241
Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	95		123
Financing Receivable, 31 To 90 Days Past Due	33		28
Financing Receivable, Equal to Greater than 90 Days Past Due	32		26
Financing Receivable, Net	160		177
Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	5,321		6,379
Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	2,974		3,274
Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	1,801		2,398
Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	706		884
UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	2,012		2,993
Financing Receivable, 90 Days Past Due and Still Accruing	93		66
UNITED STATES | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	65		75
Financing Receivable, 31 To 90 Days Past Due	14		16
Financing Receivable, Equal to Greater than 90 Days Past Due	9		5
Financing Receivable, Net	88		96
UNITED STATES | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	1,924		2,897
UNITED STATES | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	1,388		1,703
UNITED STATES | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	359		818
UNITED STATES | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	265		472
UNITED STATES | Finance and Other Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	458		889
Financing Receivable, 90 Days Past Due and Still Accruing	18		15
UNITED STATES | Finance and Other Services [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	12		18
Financing Receivable, 31 To 90 Days Past Due	3		4
Financing Receivable, Equal to Greater than 90 Days Past Due	2		1
Financing Receivable, Net	17		23
UNITED STATES | Finance and Other Services [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	441		866
UNITED STATES | Finance and Other Services [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	252		349
UNITED STATES | Finance and Other Services [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	147		380
UNITED STATES | Finance and Other Services [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	59		160
UNITED STATES | Government and Education [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	769		845
Financing Receivable, 90 Days Past Due and Still Accruing	42		29
UNITED STATES | Government and Education [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	21		21
Financing Receivable, 31 To 90 Days Past Due	5		5
Financing Receivable, Equal to Greater than 90 Days Past Due	3		2
Financing Receivable, Net	29		28
UNITED STATES | Government and Education [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	740		817
UNITED STATES | Government and Education [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	750		821
UNITED STATES | Government and Education [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	15		20
UNITED STATES | Government and Education [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	4		4
UNITED STATES | Graphic Arts [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	319		498
Financing Receivable, 90 Days Past Due and Still Accruing	12		7
UNITED STATES | Graphic Arts [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	16		16
Financing Receivable, 31 To 90 Days Past Due	1		2
Financing Receivable, Equal to Greater than 90 Days Past Due	1		1
Financing Receivable, Net	18		19
UNITED STATES | Graphic Arts [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	301		479
UNITED STATES | Graphic Arts [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	92		126
UNITED STATES | Graphic Arts [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	90		200
UNITED STATES | Graphic Arts [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	137		172
UNITED STATES | Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	163		295
Financing Receivable, 90 Days Past Due and Still Accruing	6		6
UNITED STATES | Industrial [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	5		7
Financing Receivable, 31 To 90 Days Past Due	2		2
Financing Receivable, Equal to Greater than 90 Days Past Due	1		1
Financing Receivable, Net	8		10
UNITED STATES | Industrial [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	155		285
UNITED STATES | Industrial [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	115		180
UNITED STATES | Industrial [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	31		83
UNITED STATES | Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	17		32
UNITED STATES | Healthcare [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	160		200
Financing Receivable, 90 Days Past Due and Still Accruing	9		5
UNITED STATES | Healthcare [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	6		5
Financing Receivable, 31 To 90 Days Past Due	2		2
Financing Receivable, Equal to Greater than 90 Days Past Due	1		0
Financing Receivable, Net	9		7
UNITED STATES | Healthcare [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	151		193
UNITED STATES | Healthcare [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	109		130
UNITED STATES | Healthcare [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	37		42
UNITED STATES | Healthcare [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	14		28
UNITED STATES | Other Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	143		266
Financing Receivable, 90 Days Past Due and Still Accruing	6		4
UNITED STATES | Other Financing Receivable [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	5		8
Financing Receivable, 31 To 90 Days Past Due	1		1
Financing Receivable, Equal to Greater than 90 Days Past Due	1		0
Financing Receivable, Net	7		9
UNITED STATES | Other Financing Receivable [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	136		257
UNITED STATES | Other Financing Receivable [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	70		97
UNITED STATES | Other Financing Receivable [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	39		93
UNITED STATES | Other Financing Receivable [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	34		76
CANADA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	801		825
Financing Receivable, 90 Days Past Due and Still Accruing	30		27
CANADA | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	2		3
Financing Receivable, 31 To 90 Days Past Due	3		2
Financing Receivable, Equal to Greater than 90 Days Past Due	2		1
Financing Receivable, Net	7		6
CANADA | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	794		819
CANADA | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	446		440
CANADA | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	243		249
CANADA | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	112		136
CANADA | Finance and Other Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	307		322
CANADA | Finance and Other Services [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	151		153
CANADA | Finance and Other Services [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	116		118
CANADA | Finance and Other Services [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	40		51
CANADA | Government and Education [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	129		134
CANADA | Government and Education [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	117		121
CANADA | Government and Education [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	10		9
CANADA | Government and Education [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	2		4
CANADA | Graphic Arts [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	101		110
CANADA | Graphic Arts [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	37		36
CANADA | Graphic Arts [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	34		39
CANADA | Graphic Arts [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	30		35
CANADA | Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	135		131
CANADA | Industrial [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	66		56
CANADA | Industrial [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	40		41
CANADA | Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	29		34
CANADA | Other Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	129		128
CANADA | Other Financing Receivable [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	75		74
CANADA | Other Financing Receivable [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	43		42
CANADA | Other Financing Receivable [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	11		12
Europe finance receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	2,474		2,630
Financing Receivable, 90 Days Past Due and Still Accruing	126		148
Europe finance receivables [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	26		43
Financing Receivable, 31 To 90 Days Past Due	15		9
Financing Receivable, Equal to Greater than 90 Days Past Due	21		20
Financing Receivable, Net	62		72
Europe finance receivables [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	2,412		2,558
Europe finance receivables [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	992		1,056
Europe finance receivables [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	1,160		1,305
Europe finance receivables [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	322		269
Europe finance receivables - France [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	702		692
Financing Receivable, 90 Days Past Due and Still Accruing	22		16
Europe finance receivables - France [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	0		1
Financing Receivable, 31 To 90 Days Past Due	5		1
Financing Receivable, Equal to Greater than 90 Days Past Due	1		1
Financing Receivable, Net	6		3
Europe finance receivables - France [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	696		689
Europe finance receivables - France [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	274		246
Europe finance receivables - France [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	294		354
Europe finance receivables - France [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	134		92
Europe finance receivables U.K. Ireland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	420		417
Financing Receivable, 90 Days Past Due and Still Accruing	2		4
Europe finance receivables U.K. Ireland [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	2		3
Financing Receivable, 31 To 90 Days Past Due	0		2
Financing Receivable, Equal to Greater than 90 Days Past Due	2		3
Financing Receivable, Net	4		8
Europe finance receivables U.K. Ireland [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	416		409
Europe finance receivables U.K. Ireland [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	215		201
Europe finance receivables U.K. Ireland [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	155		162
Europe finance receivables U.K. Ireland [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	50		54
Europe finance receivables - Central [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	816	[1]	881	[1]
Financing Receivable, 90 Days Past Due and Still Accruing	30	[1]	46	[1]
Europe finance receivables - Central [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	3	[1]	7	[1]
Financing Receivable, 31 To 90 Days Past Due	2	[1]	2	[1]
Financing Receivable, Equal to Greater than 90 Days Past Due	4	[1]	3	[1]
Financing Receivable, Net	9	[1]	12	[1]
Europe finance receivables - Central [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	807	[1]	869	[1]
Europe finance receivables - Central [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	315		330
Europe finance receivables - Central [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	445		494
Europe finance receivables - Central [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	56		57
Europe finance receivables - Southern [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	442	[2]	538	[2]
Financing Receivable, 90 Days Past Due and Still Accruing	72	[2]	82	[2]
Europe finance receivables - Southern [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	20	[2]	31	[2]
Financing Receivable, 31 To 90 Days Past Due	8	[2]	4	[2]
Financing Receivable, Equal to Greater than 90 Days Past Due	14	[2]	13	[2]
Financing Receivable, Net	42	[2]	48	[2]
Europe finance receivables - Southern [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	400	[2]	490	[2]
Europe finance receivables - Southern [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	139		219
Europe finance receivables - Southern [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	230		256
Europe finance receivables - Southern [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	73		63
Europe finance receivables - Nordics [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	94	[3]	102	[3]
Financing Receivable, 90 Days Past Due and Still Accruing	0		0
Europe finance receivables - Nordics [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	1		1
Financing Receivable, 31 To 90 Days Past Due	0		0
Financing Receivable, Equal to Greater than 90 Days Past Due	0		0
Financing Receivable, Net	1		1
Europe finance receivables - Nordics [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	93		101
Europe finance receivables - Nordics [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	49	[3]	60	[3]
Europe finance receivables - Nordics [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	36	[3]	39	[3]
Europe finance receivables - Nordics [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	9	[3]	3	[3]
Other countries finance receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	194		108
Financing Receivable, 90 Days Past Due and Still Accruing	0		0
Other countries finance receivables [Member] | Billed Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Current	2		2
Financing Receivable, 31 To 90 Days Past Due	1		1
Financing Receivable, Equal to Greater than 90 Days Past Due	0		0
Financing Receivable, Net	3		3
Other countries finance receivables [Member] | Unbilled Revenues [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	191		105
Other countries finance receivables [Member] | Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	148		75
Other countries finance receivables [Member] | Non-Investment Grade [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	39		26
Other countries finance receivables [Member] | Substandard [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Net	$ 7		$ 7

[1]	Switzerland, Germany, Austria, Belgium and Holland.
[2]	Italy, Greece, Spain and Portugal.
[3]	(3)Sweden, Norway, Denmark and Finland.

Inventories and Equipment on Operating Leases, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories, net [Abstract]
Finished goods	$ 844	$ 866
Work-in-process	61	58
Raw materials	106	97
Total Inventories	1,011	1,021
Provision for inventory	30	39	31
Inventories and Equipment on Operating Lease, Net [Abstract]
Equipment on operating lease	1,533	1,556
Accumulated depreciation	(998)	(1,023)
Equipment on Operating Lease, Net	535	533
Property Subject to or Available for Operating Lease [Line Items]
Depreciation and obsolescence expense for equipment on operating leases	279	294	313
Operating Leases, Income Statement, Contingent Revenue	158	154	133
Operating Leases, Future Minimum Payments Receivable [Abstract]
Operating Leases, Future Minimum Payments Receivable, Current	397
Operating Leases, Future Minimum Payments Receivable, in Two Years	285
Operating Leases, Future Minimum Payments Receivable, in Three Years	177
Operating Leases, Future Minimum Payments Receivable, in Four Years	103
Operating Leases, Future Minimum Payments Receivable, in Five Years	46
Operating Leases, Future Minimum Payments Receivable, Thereafter	$ 15
Minimum [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment depreciable lives	3 years 0 months 0 days
Equipment on operating lease length of lease (years)	1 year 0 months 0 days
Maximum [Member]
Property Subject to or Available for Operating Lease [Line Items]
Property, plant and equipment depreciable lives	4 years 0 months 0 days
Equipment on operating lease length of lease (years)	3 years 0 months 0 days

Land, Buildings, Equipment and Software, Net (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Building and building equipment [Member]	Dec. 31, 2011 Building and building equipment [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2012 Plant machinery [Member]	Dec. 31, 2011 Plant machinery [Member]	Dec. 31, 2012 Office furniture and equipment [Member]	Dec. 31, 2011 Office furniture and equipment [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2012 Construction in progress [Member]	Dec. 31, 2011 Construction in progress [Member]	Dec. 31, 2012 Minimum [Member] Building and building equipment [Member]	Dec. 31, 2012 Minimum [Member] Plant machinery [Member]	Dec. 31, 2012 Minimum [Member] Office furniture and equipment [Member]	Dec. 31, 2012 Minimum [Member] Other [Member]	Dec. 31, 2012 Maximum [Member] Building and building equipment [Member]	Dec. 31, 2012 Maximum [Member] Plant machinery [Member]	Dec. 31, 2012 Maximum [Member] Office furniture and equipment [Member]	Dec. 31, 2012 Maximum [Member] Other [Member]
Property, Plant, Equipment and Software [Line Items]
Property, Plant and Equipment, Useful Life																	25 years 0 months 0 days	5 years 0 months 0 days	3 years 0 months 0 days	4 years 0 months 0 days	50 years 0 months 0 days	12 years 0 months 0 days	15 years 0 months 0 days	20 years 0 months 0 days
Land, buildings and equipment, gross	$ 5,111	$ 4,861	$ 61	$ 60	$ 1,135	$ 1,121	$ 506	$ 461	$ 1,571	$ 1,557	$ 1,681	$ 1,470	$ 83	$ 99	$ 74	$ 93
Accumulated depreciation	(3,555)	(3,249)
Land, buildings and equipment, net	$ 1,556	$ 1,612

Land, Buildings, Equipment and Software, Net - Depreciation Expense, Operating Lease Rent Expense, Minimum Operating Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Land, Buildings and Equipment, Net [Abstract]
Depreciation expense	$ 452		$ 405		$ 379
Operating lease rent expense	646	[1]	681	[1]	632	[1]
Capital Leased Assets, Gross	80
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Operating Leases, Future Minimum Payments Due, Current	636
Operating Leases, Future Minimum Payments, Due in Two Years	425
Operating Leases, Future Minimum Payments, Due in Three Years	265
Operating Leases, Future Minimum Payments, Due in Four Years	157
Operating Leases, Future Minimum Payments, Due in Five Years	74
Operating Leases, Future Minimum Payments, Due Thereafter	$ 83

[1]	(1)We lease certain land, buildings and equipment, substantially all of which are accounted for as operating leases. Capital leased assets were less than $80 at December 31, 2012 and 2011, respectively.

Land, Buildings, Equipment and Software, Net - Internal Use Software (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant, Equipment and Software [Line Items]
Internal use software additions	$ 125	$ 163	$ 164
Product software additions	107	108	70
Product software capitalized	577	545
Product software, net	344	256
Internal Use and Product Software, Useful Lives Minimum	3 years 0 months 0 days
Internal Use and Product Software, Useful Lives Maximum	10 years 0 months 0 days
Government services [Member]
Property, Plant, Equipment and Software [Line Items]
Product software capitalized	$ 200
Product [Member] | Government services [Member]
Property, Plant, Equipment and Software [Line Items]
Excess capitalized costs	5.00%
Amortization period years	7 years 0 months 0 days

Investment in Affiliates, at Equity (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	$ 1,381		$ 1,395
Total Equity in Net Income of Unconsolidated Affiliates	152	[1]	149	[1]	78	[1]
Investment in affiliate - Fuji Xerox	1,317
Equity Method Investment, Ownership Percentage	25.00%
Implied Investment in Affiliates - Fuji Xerox	1,430
Fuji Xerox [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	1,317		1,334
Total Equity in Net Income of Unconsolidated Affiliates	139		137		63
Other Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments	64		61
Total Equity in Net Income of Unconsolidated Affiliates	$ 13		$ 12		$ 15

[1]	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.

Investment in Affiliates, at Equity - Condensed Financial Data for Fuji Xerox Unconsolidated Affiliate (Details) (Fuji Xerox [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fuji Xerox [Member]
Summary of Operations
Revenues	$ 12,633	$ 12,367	$ 11,276
Costs and expenses	11,783	11,464	10,659
Income before income taxes	850	903	617
Income tax expense	279	312	291
Net income	571	591	326
Less: Net income - noncontrolling interests	6	5	5
Net income - Fuji Xerox	565	586	321
Assets:
Current assets	5,154	5,056	4,884
Long-term assets	6,158	6,064	5,978
Total Assets	11,312	11,120	10,862
Liabilities and Equity:
Current liabilities	3,465	3,772	3,534
Long-term debt	1,185	817	1,260
Other long-term liabilities	917	700	707
Noncontrolling interests	27	25	22
Fuji Xerox shareholders' equity	5,718	5,806	5,339
Total Liabilities and Equity	$ 11,312	$ 11,120	$ 10,862

Investment in Affiliates, at Equity - Investment in Affiliate Exhcange Rates (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments and Joint Ventures [Abstract]
Balance Sheet, year-end rate	$ 79.89	$ 79.61	$ 87.64
Summary of Operations, weighted average rate	$ 86.01	$ 77.62	$ 81.66

Investment in Affiliates, at Equity - Other Transactions with Fuji Xerox (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Dividends received from Fuji Xerox	$ 52	$ 58	$ 36
Royalty revenue earned	132	128	116
Inventory purchases from Fuji Xerox	2,069	2,180	2,098
Inventory sales to Fuji Xerox	147	151	147
R&D payments received from Fuji Xerox	2	2	1
R&D payments paid to Fuji Xerox	15	21	30
Fuji Xerox [Member]
Schedule of Equity Method Investments [Line Items]
Due to Affiliate	$ 110	$ 105

Goodwill and Intangible Assets, Net - Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Beginning Balance, Goodwill	$ 8,803	$ 8,649	$ 3,422
Foreign currency translation	75	(34)	(47)
Ending Balance, Goodwill	9,062	8,803	8,649
Services Segment [Member]
Goodwill [Roll Forward]
Beginning Balance, Goodwill	6,619	6,522	1,295
Foreign currency translation	41	(28)	(22)
Ending Balance, Goodwill	6,780	6,619	6,522
Document Technology Segment [Member]
Goodwill [Roll Forward]
Beginning Balance, Goodwill	2,184	2,127	2,127
Foreign currency translation	34	(6)	(25)
Ending Balance, Goodwill	2,282	2,184	2,127
ACS Member
Goodwill [Roll Forward]
Goodwill acquired during period			5,127
ACS Member | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			5,127
ACS Member | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			0
EHRO [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			77
EHRO [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			77
EHRO [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			0
TMS [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			35
TMS [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			35
TMS [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			0
IBS [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			14
IBS [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			0
IBS [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period			14
Unamic HCN Member
Goodwill [Roll Forward]
Goodwill acquired during period		43
Unamic HCN Member | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		43
Unamic HCN Member | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		0
Breakaway [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		33
Breakaway [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		33
Breakaway [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		0
ESM [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		28
ESM [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		28
ESM [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		0
Concept Group [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		26
Concept Group [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		0
Concept Group [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		26
MBM [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		20
MBM [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		0
MBM [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period		20
WDS [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	69
WDS [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	69
WDS [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	0
R.K. Dixon [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	30
R.K. Dixon [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	0
R.K. Dixon [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	30
Other Immaterial Acquisitions [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	85	38	21
Other Immaterial Acquisitions [Member] | Services Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	51	21	10
Other Immaterial Acquisitions [Member] | Document Technology Segment [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	34	17	11
Managed print services [Member]
Goodwill [Roll Forward]
Ending Balance, Goodwill	$ 300

Goodwill and Intangible Assets, Net - Intangible Assets by Major Class (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net	$ 2,783		$ 3,042
Finite Lived and Indefinite Lived Intangible Assets, Gross Carrying Amount	3,965		3,912
Accumulated Amortization	1,182		870
Finite and Indefinite Lived Intangible Assets, Net Amount	2,783		3,042
Indefinite-Lived Intangible Assets (Excluding Goodwill)	10		5
Amortization of Acquired Intangible Assets	328		401		316
Indefinite lived intangible amortization, accelerated write-off			52
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	333
2014	333
2015	328
2017	328
2016	328
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Useful Life	12 years 0 months 0 days
Gross Carrying Amount	3,562		3,522
Accumulated Amortization	1,052		751
Net Amount	2,510		2,771
Distribution network [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Useful Life	25 years 0 months 0 days
Gross Carrying Amount	123		123
Accumulated Amortization	64		59
Net Amount	59		64
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Useful Life	20 years 0 months 0 days	[1]
Finite Lived and Indefinite Lived Intangible Assets, Gross Carrying Amount	257	[1]	238	[1]
Accumulated Amortization	59	[1]	47	[1]
Finite and Indefinite Lived Intangible Assets, Net Amount	198	[1]	191	[1]
Technology, patents and non-compete [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Useful Life	4 years 0 months 0 days	[1]
Finite Lived and Indefinite Lived Intangible Assets, Gross Carrying Amount	23	[1]	29	[1]
Accumulated Amortization	7	[1]	13	[1]
Finite and Indefinite Lived Intangible Assets, Net Amount	16	[1]	16	[1]
Services Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net	2,400
Document Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net	$ 400

[1]	Includes $10 and $5 of indefinite-lived assets within trademarks and technology, respectively, related to the 2010 acquisition of ACS.

Intangible assets amortization expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense	$ 328	$ 398	$ 312

Restructuring and Asset Impairment Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Restructuring reserve [Roll Forward]
Balance at beginning of period	$ 123		$ 323		$ 74
Restructuring provision	167		104		524
Reversals of prior accruals	(14)		(71)		(41)
Net current period charges	153	[1]	33	[1]	483	[1]
Charges against reserve and currency	(146)		(233)		(234)
Balance at end of period	130		123		323
Reconciliation to the Condensed Consolidated Statements of Cash Flows [Abstract]
Asset impairment	1		5		26
Effects of foreign currency and other non-cash items	1		10		(5)
Cash Payments for Restructurings	(144)		(218)		(213)
Services Segment [Member]
Restructuring reserve [Roll Forward]
Net current period charges	71		12		104
Document Technology Segment [Member]
Restructuring reserve [Roll Forward]
Net current period charges	82		23		325
All Other Segments [Member]
Restructuring reserve [Roll Forward]
Net current period charges	0		(2)		54
Employee Severance [Member]
Restructuring reserve [Roll Forward]
Balance at beginning of period	116		298		54
Restructuring provision	160		98		470
Reversals of prior accruals	(13)		(65)		(32)
Net current period charges	147	[1]	33	[1]	438	[1]
Charges against reserve and currency	(140)		(215)		(194)
Balance at end of period	123		116		298
Lease Cancellation and Other Costs [Member]
Restructuring reserve [Roll Forward]
Balance at beginning of period	7		25		20
Restructuring provision	5		1		28
Reversals of prior accruals	0		(6)		(9)
Net current period charges	5	[1]	(5)	[1]	19	[1]
Charges against reserve and currency	(5)		(13)		(14)
Balance at end of period	7		7		25
Asset Impairments [Member]
Restructuring reserve [Roll Forward]
Balance at beginning of period	0	[2]	0	[2]	0	[2]
Restructuring provision	2	[2]	5	[2]	26	[2]
Reversals of prior accruals	(1)	[2]	0	[2]	0	[2]
Net current period charges	1	[1],[2]	5	[1],[2]	26	[1],[2]
Charges against reserve and currency	(1)	[2]	(5)	[2]	(26)	[2]
Balance at end of period	$ 0	[2]	$ 0	[2]	$ 0	[2]

[1]	(2)Represents amount recognized within the Consolidated Statements of Income for the years shown.
[2]	(1)Charges associated with asset impairments represent the write-down of the related assets to their new cost basis and are recorded concurrently with the recognition of the provision.

Supplemental Financial Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current Assets
Deferred taxes and income taxes receivable	$ 296	$ 261
Royalties, license fees and software maintenance	165	143
Restricted cash	151	97
Prepaid expenses	143	147
Derivative instruments	11	58
Deferred purchase price from sale of receivables	116	97
Beneficial interests - sales of finance receivables	35	0
Advances and deposits	29	28
Other assets current	216	227
Total Other Current Assets	1,162	1,058
Other Current Liabilities
Deferred taxes and income taxes payable	105	83
Other taxes payable	170	150
Interest payable	83	84
Restructuring reserves	122	116
Derivative instruments	82	31
Product warranties	13	15
Dividends payable	69	74
Distributor and reseller rebates/commissions	117	112
Servicer liabilities	146	88
Other liabilities current	869	878
Total Other Current Liabilities	1,776	1,631
Other Long-term Assets
Prepaid pension costs	35	76
Net investment in discontinued operations	190	204
Internal use software, net	577	545
Product software, net	344	256
Restricted cash	214	246
Debt issuance costs, net	37	38
Customer contract costs, net	356	294
Beneficial interests - sales of finance receivables	68	0
Deferred compensation plan investments	100	92
Other	416	365
Total Other Long-term Assets	2,337	2,116
Other Long-term Liabilities
Deferred and other tax liabilities	262	290
Environmental reserves	14	16
Unearned income	134	82
Restructuring reserves	8	7
Other long-term liabilities	360	466
Total Other Long-term Liabilities	778	861
Tax and labor litigation deposits in Brazil	211	240
Escrow and cash collections related to receivable sales	146	88
Other restricted cash	8	15
Total Restricted Cash and Investments	365	343
Net investment in discontinued operations TRG	208
Net remaining liabilities of discontinued operations - TRG	$ 18

Debt - Short-term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Commercial paper	$ 0	$ 100
Current maturities of long-term debt	1,042	1,445
Total Short-term Debt	$ 1,042	$ 1,545

Debt - Long-term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Principal debt	$ 8,410	[1]	$ 8,350
Unamortized discount	(63)		(7)
Fair value adjustments	142	[2]	190	[2]
Less: current maturities	(1,042)		(1,445)
Long-term Debt	7,447		7,088
2013	1,039	[1]
2014	1,093	[1]
2015	1,259	[1]
2016	954	[1]
2017	1,002	[1]
Thereafter	3,063	[1]
Long-term Debt Maturities, Current Year by Quarter, First	12
Long-term Debt Maturities, Subsequent Year by Quarter, Second	410
Long-term Debt Maturities, Current Year by Quarter, Third	609
Long-term Debt Maturities, Current Year by Quarter, Fourth	8
Senior Notes due 2012 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	0.00%	[3]
Principal debt	0		1,100
Senior Notes due 2013 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	5.65%	[3]
Principal debt	400		400
Floating Rate Senior Notes due 2013 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	1.71%	[3]
Principal debt	600		0
Convertible Notes due 2014 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	9.00%	[3]
Principal debt	19		19
Senior Notes due 2014 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	8.25%	[3]
Principal debt	750		750
Floating Rate Notes due 2014 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	1.13%	[3]
Principal debt	300		300
Senior Notes due 2015 4.29% [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	4.29%	[3]
Principal debt	1,000		1,000
Notes due 2016 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	7.20%	[3]
Principal debt	250		250
Senior Notes due 2016 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	6.48%	[3]
Principal debt	700		700
Senior Notes due 2017 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	6.83%	[3]
Principal debt	500		500
Senior Notes 2.98% due 2017 [Member] [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	2.98%	[3]
Principal debt	500	[3]	0	[3]
Notes due 2018 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	0.57%	[3]
Principal debt	1		1
Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	6.37%	[3]
Principal debt	1,000		1,000
Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	5.66%	[3]
Principal debt	650		650
Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	5.39%	[3]
Principal debt	1,062		700
Zero Coupon Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	0.00%	[3]
Principal debt	0		301
Senior Notes due 2039 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	6.78%	[3]
Principal debt	350		350
Subtotal - Xerox Corportation [Member]
Debt Instrument [Line Items]
Principal debt	8,082		8,021
Senior Notes due 2015 [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	4.25%	[3]
Principal debt	250		250
Borrowings secured by other assets [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	4.31%	[3]
Principal debt	77		76
Other [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	1.23%	[3]
Principal debt	1		3
Subtotal subsidiary companies [Member]
Debt Instrument [Line Items]
Principal debt	$ 328		$ 329

[1]	(1)Quarterly total debt maturities for 2013 are $12, $410, $609 and $8 for the first, second, third and fourth quarters, respectively. Commercial Paper We have a private placement commercial paper (“CP”) program in the U.S. under which we may issue CP up to a maximum amount of $2.0 billion outstanding at any time. Aggregate CP and Credit Facility borrowings may not exceed $2.0 billi
[2]	(1)Fair value adjustments represent changes in the fair value of hedged debt obligations attributable to movements in benchmark interest rates. Hedge accounting requires hedged debt instruments to be reported at an amount equal to the sum of their carrying value (principal value plus/minus premiums/discounts) and any fair value adjustment.
[3]	Represents weighted average effective interest rate which includes the effect of discounts and premiums on issued debt.

Debt - Commercial Paper and Credit Facility (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Line of Credit Facility [Line Items]
Credit Facility and Commerical Paper Maximum Borrowing Capacity	$ 2,000,000,000
Line of Credit Facility, Maximum Borrowing Capacity	2,000,000,000
Letters of Credit Outstanding, Amount	300,000,000
Description of Guarantees Given by Subsidiaries	100,000,000
credit facility annual facility fee - low	0.10%
credit facility annual facility fee - high	0.30%
credit facility annual facility fee based on current credit rating	0.20%
Commercial Paper [Member]
Line of Credit Facility [Line Items]
Credit Facility and Commerical Paper Maximum Borrowing Capacity	2,000,000,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,750,000,000
Credit Facility All-in Interest Rate, Low	0.00%
Credit Facility All-in Interest Rate, High	0.45%
LIBOR Plus All-in Spread, Low	0.90%
LIBOR All-in Spread, High	1.45%
Base rate at current year end	0.18%
LIBOR borrowing at current year end	1.18%
Credit Facility Leverage Terms	3.75
Credit Facility, Minimum Interest Coverage Ratio	3
Commercial Paper [Member]
Line of Credit Facility [Line Items]
Short-term Debt, Commercial Paper Maximum Maturity Days	0 years 390 days

Debt - Interest Income/Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Interest Expense, Debt	$ 462		$ 538		$ 586
Interest expense	428	[1],[2]	478	[1],[2]	592	[1],[2]
Interest Income	$ 610	[2],[3]	$ 653	[2],[3]	$ 679	[2],[3]

[1]	Asset information on a segment basis is not disclosed as this information is not separately identified and internally reported to our chief executive officer.
[2]	(1)Includes Equipment financing interest expense, as well as non-financing interest expense included in Other expenses, net in the Consolidated Statements of Income.
[3]	(2)Includes Finance income, as well as other interest income that is included in Other expenses, net in the Consolidated Statements of Income.

Debt - Net payments/Proceeds on Other Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Net (payments) proceeds on short-term debt	$ (108)	$ (200)	$ 300
Proceeds from issuance of long-term debt	1,116	1,000	0
Payments on long-term debt	(1,116)	(751)	(3,357)
Net (Payments) Proceeds on Other Debt	$ (108)	$ 49	$ (3,057)

Financial Instruments - Terminated Swaps (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Amortization of fair value adjustments for terminated swaps	$ 49	$ 53	$ 28
Expected net decrease to interest expense in future years through 2018	$ 142

Financial Instruments - Foreign Exchange Risk Management (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	$ 3,505
Fair Value Asset (Liability)	(71)
Foreign Currency Cash Flow Hedges [Abstract]
Net asset (Liability) fair value	(48)		26
Japanese Yen/U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	640
Fair Value Asset (Liability)	(37)	[1]
U.S. Dollar/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	559
Fair Value Asset (Liability)	(6)	[1]
U.K. Pound Sterling/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	516
Fair Value Asset (Liability)	(4)	[1]
Euro/U.K. Pound Sterling [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	502
Fair Value Asset (Liability)	5	[1]
Japanese Yen/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	463
Fair Value Asset (Liability)	(33)	[1]
Euro/U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	188
Fair Value Asset (Liability)	1
U.S. Dollar/Japanese Yen [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	87
Fair Value Asset (Liability)	0	[1]
Indian Rupee/U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	65
Fair Value Asset (Liability)	1	[1]
Mexican Peso U. S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	65
Fair Value Asset (Liability)	1	[1]
Euro/Japanese Yen [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	61
Fair Value Asset (Liability)	0
Philippine Peso U.S. Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	52
Fair Value Asset (Liability)	1
Euro Swiss Franc Member
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	37
Fair Value Asset (Liability)	0
Swiss Franc/Euro [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	29
Fair Value Asset (Liability)	0	[1]
U.S. Dollar Canadian Dollar [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	25
Fair Value Asset (Liability)	0	[1]
All Other [Member]
Summary of Foreign Exchange Hedging Positions [Abstract]
Gross Notional Value	216
Fair Value Asset (Liability)	$ 0	[1]

[1]	(1)Represents the net receivable (payable) amount included in the Consolidated Balance Sheet at December 31, 2012.

Financial Instruments - Summary of Derivative Instruments Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Other current assets	$ 11	$ 58
Other current liabilities	(82)	(31)
Net Designated (Liability) Asset	(71)	27
Derivatives Designated as Hedging Instruments [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Net Designated (Liability) Asset	(48)	26
Derivatives Not Designated as Hedging Instruments [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Net Designated (Liability) Asset	(23)	1
Foreign exchange contracts - forwards [Member] | Derivatives Designated as Hedging Instruments [Member] | Other current assets [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Other current assets	3	37
Foreign exchange contracts - forwards [Member] | Derivatives Designated as Hedging Instruments [Member] | Other current liabilities [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Other current liabilities	(51)	(11)
Foreign exchange contracts - forwards [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Other current assets [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Other current assets	8	21
Foreign exchange contracts - forwards [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Other current liabilities [Member]
Summary Of Derivative Instruments By Hedge Designation [Abstract]
Other current liabilities	$ (31)	$ (20)

Financial Instruments - Summary of Derivative Instruments Gain (Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Derivative Instruments Gains (Losses) [Abstract]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	$ (37)	$ 26	$ 14
Currency Losses Net	3	12	11
Interest rate contracts [Member] | Fair Value Hedging [Member] | Interest expense [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Derivative Gain (Loss) Recognized in Income	0	15	99
Hedged Item Gain (Loss) Recognized in Income	0	(15)	(99)
Foreign exchange contracts - forwards [Member] | Not Designated as Hedging Instrument [Member] | Other expense - Currency gains (losses), net [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Derivative Gain (Loss) Recognized in Income	(38)	33	113
Foreign exchange contracts - forwards [Member] | Cash Flow Hedging [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Derivative Gain (Loss) Recognized in OCI	(50)	30	46
Foreign exchange contracts - forwards [Member] | Cash Flow Hedging [Member] | Cost of sales [Member]
Summary of Derivative Instruments Gains (Losses) [Abstract]
Gain (Loss) Reclassified from AOCI to Income	$ 37	$ 14	$ 28

Fair Value of Financial Assets and Liabilities - Recurring (Details) (Fair Value, Measurements, Recurring [Member], Significant Other Observable Inputs (Level 2) [Member], USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Foreign exchange contracts-forwards	$ 11	$ 58
Deferred compensation investments in cash surrender life insurance	77	69
Deferred compensation investments in mutual funds	23	23
Total	111	150
Liabilities:
Foreign exchange contracts-forwards	82	31
Deferred compensation plan liabilities	110	97
Total	$ 192	$ 128

Fair Value of Financial Assets and Liabilities - Nonrecurring (Details) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 1,246	$ 902
Accounts receivable, net	2,866	2,600
Short-term debt	1,042	1,545
Long-term debt	7,447	7,088
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,246	902
Accounts receivable, net	2,866	2,600
Short-term debt	1,051	1,622
Long-term debt	$ 8,040	$ 7,496

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Amounts Recognized in the Consolidated Balance Sheets:
Pension and other benefit liabilities	$ (2,958)		$ (2,487)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation - beginning	1,007		1,006
Service cost	9		8		8
Interest cost	42		47		54
Plan participants' contributions	19		33
Actuarial loss	18		26
Currency exchange rate changes	4		(3)
Curtailments	0		0
Benefits paid/settlements	(103)		(106)
Other	(7)		(4)
Benefit obligation - ending	989		1,007		1,006
Defined Benefit Plan, Amortization of Gains (Losses)	1		0		0
Change in Plan Assets:
Fair value of plan assets -beginning	0		0
Actual return on plan assets	0		0
Employer contributions	84		73
Plan participants' contributions	19		33
Currency exchange rate changes	0		0
Benefits paid/settlements	(103)		(106)
Other	0		0
Fair Value of Plan Assets - ending	0		0		0
Net Funded Status	(989)	[1]	(1,007)	[1]
Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	0		0
Accrued compensation and benefit costs	(80)		(82)
Pension and other benefit liabilities	0		0
Post-retirement medical benefits	(909)		(925)
Net Amounts Recognized	(989)		(1,007)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net actuarial loss	97		70
Prior service (credit) cost	(128)		(163)
Total Pre-tax Loss (Gain)	(31)		(93)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	(1)		0		0
Benefit plans prior service credits [Member] | Defined Benefit Pension Plans by Geography [Member]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(2)
Benefit plans prior service credits [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(43)
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans by Geography [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation - beginning	4,670		4,456
Service cost	112		108		109
Interest cost	282	[2]	328	[2]	310	[2]
Plan participants' contributions	0		0
Actuarial loss	480		403
Currency exchange rate changes	0		0
Curtailments	0		0
Benefits paid/settlements	(509)		(623)
Other	(2)		(2)
Benefit obligation - ending	5,033		4,670		4,456
Defined Benefit Plan, Amortization of Gains (Losses)	(53)		(33)		(40)
Change in Plan Assets:
Fair value of plan assets -beginning	3,393		3,202
Actual return on plan assets	358		406
Employer contributions	331		408
Plan participants' contributions	0		0
Currency exchange rate changes	0		0
Benefits paid/settlements	(509)		(623)
Other	0		0
Fair Value of Plan Assets - ending	3,573		3,393		3,202
Net Funded Status	(1,460)	[1]	(1,277)	[1]
Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	0		0
Accrued compensation and benefit costs	(23)		(22)
Pension and other benefit liabilities	(1,437)		(1,255)
Post-retirement medical benefits	0		0
Net Amounts Recognized	(1,460)		(1,277)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net actuarial loss	1,255		963
Prior service (credit) cost	(17)		(38)
Total Pre-tax Loss (Gain)	1,238		925
Accumulated Benefit Obligation	5,027		4,617
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	(135)		(113)		(112)
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation - ending	11,700
Change in Plan Assets:
Fair Value of Plan Assets - ending	9,000
Net Funded Status	(2,700)
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans by Geography [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation - beginning	5,835		5,275
Service cost	83		78		69
Interest cost	270	[2]	284	[2]	265	[2]
Plan participants' contributions	9		10
Actuarial loss	537		513
Currency exchange rate changes	232		(85)
Curtailments	(1)		0
Benefits paid/settlements	(256)		(247)
Other	(1)		7
Benefit obligation - ending	6,708		5,835		5,275
Defined Benefit Plan, Amortization of Gains (Losses)	(53)		(39)		(31)
Change in Plan Assets:
Fair value of plan assets -beginning	4,884		4,738
Actual return on plan assets	434		288
Employer contributions	163		148
Plan participants' contributions	9		10
Currency exchange rate changes	197		(57)
Benefits paid/settlements	(256)		(247)
Other	0		4
Fair Value of Plan Assets - ending	5,431		4,884		4,738
Net Funded Status	(1,277)	[1]	(951)	[1]
Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	35		76
Accrued compensation and benefit costs	(25)		(23)
Pension and other benefit liabilities	(1,287)		(1,004)
Post-retirement medical benefits			0
Net Amounts Recognized	(1,277)		(951)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net actuarial loss	2,013		1,589
Prior service (credit) cost	0		1
Total Pre-tax Loss (Gain)	2,013		1,590
Accumulated Benefit Obligation	6,359		5,517
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	$ (54)		$ (40)		$ (31)

[1]	(1)Includes under-funded and non-funded plans.
[2]	(1)Interest cost includes interest expense on non-TRA obligations of $382, $388 and $381 and interest expense directly allocated to TRA participant accounts of $170, $224 and $194 for the years ended December 31, 2012, 2011 and 2010, respectively.

Employee Benefit Plans - Accumulated Benefit Obligation in Excess of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 0		$ 0		$ 0
Pension Benefit Obligation	989		1,007		1,006
Net Funded Status	(989)	[1]	(1,007)	[1]
United States Pension Plans of US Entity, Defined Benefit [Member] | United States
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	3,600
Pension Benefit Obligation	5,000
Net Funded Status	(1,400)
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	3,573		3,393		3,202
Pension Benefit Obligation	5,033		4,670		4,456
Net Funded Status	(1,460)	[1]	(1,277)	[1]
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	9,000
Pension Benefit Obligation	11,700
Net Funded Status	(2,700)
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	5,431		4,884		4,738
Pension Benefit Obligation	6,708		5,835		5,275
Net Funded Status	(1,277)	[1]	(951)	[1]
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member] | UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	3,400
Pension Benefit Obligation	3,700
Net Funded Status	(300)
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member] | CANADA
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	700
Pension Benefit Obligation	1,000
Net Funded Status	(300)
Underfunded [Member] | United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	4,679		4,342
Accumulated benefit obligation	4,672		4,291
Fair value of plan assets	3,574		3,393
Underfunded [Member] | Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	5,997		4,391
Accumulated benefit obligation	5,686		4,127
Fair value of plan assets	5,213		3,811
Unfunded [Member] | United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	355		327
Accumulated benefit obligation	355		326
Fair value of plan assets	0		0
Unfunded [Member] | United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member] | United States
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	0
Pension Benefit Obligation	400
Net Funded Status	(400)
Unfunded [Member] | Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	527		445
Accumulated benefit obligation	520		434
Fair value of plan assets	0		0
Unfunded [Member] | Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member] | Pension Plans All Other Countries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	0
Pension Benefit Obligation	500
Net Funded Status	(500)
Funded and Unfunded Plans [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	11,558		9,505
Accumulated benefit obligation	11,233		9,178
Fair value of plan assets	8,787		7,204
Funded and Unfunded Plans [Member] | United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	5,034		4,669
Accumulated benefit obligation	5,027		4,617
Fair value of plan assets	3,574		3,393
Funded and Unfunded Plans [Member] | Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	6,524		4,836
Accumulated benefit obligation	6,206		4,561
Fair value of plan assets	5,213		3,811
Funded [Member] | United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member] | United States
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	3,600
Pension Benefit Obligation	4,600
Net Funded Status	(1,000)
Funded [Member] | Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member] | Pension Plans All Other Countries [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	1,300
Pension Benefit Obligation	1,500
Net Funded Status	$ (200)

[1]	(1)Includes under-funded and non-funded plans.

Employee Benefit Plans Employee Benefit Plans - Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Recognized curtailment gain	$ 0		$ (107)		$ 0
Defined Benefit Plans	300		177	[1]	304
Net actuarial loss	(852)		(872)		(106)
Change in defined benefit plans (losses) gains, pre-tax	(794)		(913)		35
Interest Expense on Non-TRA Obligations	382		388		381
Interest Expense (Income) Allocated to TRA Participant Accounts	170		224		194
Expected Investment Income on Non-TRA Assets	443		423		376
Actual Investment Income on TRA Assets	170		224		194
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	9		8		8
Interest cost	42		47		54
Recognized net actuarial loss	(1)		0		0
Amortization of prior service credit	41		41		30
Net Periodic Benefit Cost	11		14		32
Net actuarial loss	18		25		13
Prior service credit	(6)		(3)		(86)
Amortization of net actuarial loss	(1)		0		0
Amortization of net prior service credit	41		41		30
Change in defined benefit plans (losses) gains, pre-tax	(52)		(63)		43
Total Recognized In Net Periodic Benefit Cost And Other Comprehensive Income	63		77		(11)
Benefit plans net actuarial loss [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	106
Benefit plans net actuarial loss [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	2
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	112		108		109
Interest cost	282	[2]	328	[2]	310	[2]
Expected return on plan assets	(306)	[3]	(337)	[3]	(296)	[3]
Recognized net actuarial loss	53		33		40
Amortization of prior service credit	(23)		(23)		(23)
Recognized settlement loss	82		80		72
Recognized curtailment gain	0		(107)		0
Defined Benefit Plans	200		82		212
Defined contribution plans	28		31		25
Net Periodic Benefit Cost	228		113		237
Net actuarial loss	427		334		8
Prior service credit	(2)		(2)		(17)
Amortization of net actuarial loss	(135)		(113)		(112)
Amortization of net prior service credit	23		23		23
Curtailment gain - recognition of net prior service credit	0		107		0
Change in defined benefit plans (losses) gains, pre-tax	(313)		349		98
Total Recognized In Net Periodic Benefit Cost And Other Comprehensive Income	541		462		139
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	83		78		69
Interest cost	270	[2]	284	[2]	265	[2]
Expected return on plan assets	(307)		(310)		(274)
Recognized net actuarial loss	53		39		31
Amortization of prior service credit	0		0		1
Recognized settlement loss	1		4		0
Recognized curtailment gain	0		0		0
Defined Benefit Plans	100		95		92
Defined contribution plans	35		35		26
Net Periodic Benefit Cost	135		130		118
Net actuarial loss	416		518		190
Prior service credit	(1)		0		(2)
Amortization of net actuarial loss	(54)		(40)		(31)
Amortization of net prior service credit	0		0		(1)
Curtailment gain - recognition of net prior service credit	0		0		0
Change in defined benefit plans (losses) gains, pre-tax	(361)		(478)		(156)
Total Recognized In Net Periodic Benefit Cost And Other Comprehensive Income	496		608		274
Benefit plans prior service credits [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	(2)
Benefit plans prior service credits [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	$ (43)

[1]	(1)2011 includes $107 pre-tax curtailment gain - refer to Note 15 - Employee Benefit Plans for additional information.
[2]	(1)Interest cost includes interest expense on non-TRA obligations of $382, $388 and $381 and interest expense directly allocated to TRA participant accounts of $170, $224 and $194 for the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	(2)Expected return on plan assets includes expected investment income on non-TRA assets of $443, $423 and $376 and actual investment income on TRA assets of $170, $224 and $194 for the years ended December 31, 2012, 2011 and 2010, respectively. Retiree Health Year Ended December 31, 2012 2011 2010Components of Net Periodic Benefit Costs: Service cost $9 $8 $8Interest cost 42 47 54Recognized net actuarial loss 1 — —Amortization of prior service credit (41) (41) (30)Net periodic benefit cost 11 14 32 Other changes in plan assets and benefit obligations recognized in Other Comprehensive Income: Net actuarial loss 18 25 13Prior service credit (6) (3) (86)Amortization of net actuarial loss (1) — —Amortization of net prior service credit 41 41 30Total recognized in Other Comprehensive Income 52 63 (43)Total recognized in Net Periodic Benefit Cost and Other Comprehensive Income $63 $77 $(11)

Employee Benefit Plans Employee Benefit Plans - Plan Amendments and Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Recognized curtailment gain	$ 0	$ 107,000,000	$ 0
Pension Curtailment Gain, Net of Tax		66,000,000
Pension plan amendment, remaining service period for participants		10 years 0 months 0 days
Pension plan amendment, average remaining life expectancy of all participants		33 years 0 months 0 days
Pension plan amendment, aggregate accumulated actuarial losses for U.S. plans	1,100,000,000
Pension plan amendment, expense savings next fiscal year	47,000,000
Post retirement benefit plan amendment amount of change to benefit obligation		(55,000,000)
Post retirement benefit plan amendment change after tax increase to equity		(34,000,000)
Post retirement benefit plan amendment reduction in expense		(13,000,000)
Defined benefit plan global plan assets at measurement dates	9,000,000,000	8,300,000,000
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Pension Plan Assets	0	0	0
Parent Company Stock [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Pension Plan Assets		$ 99,000,000
Defined Benefit Plan, Actual Plan Asset Allocations		1.00%

Employee Benefit Plans - Defined Benefit Plans Assets Measured at Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Xerox common stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Plan Assets Percent of Total			1.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	$ 1,195		$ 1,060
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Cash and cash equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	48		198
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,073		820
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US large cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	411		366
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Xerox common stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	99		50
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US mid cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	79		69
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US small cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	67		56
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | International developed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	133		162
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Emerging markets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	282		117
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Global equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	2
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		10
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | US treasury securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		4
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Debt security issued by government agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		6
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Asset-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	3		49
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Interest rate contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		18
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Foreign exchange contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	(2)		8
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Equity contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	5		23
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Credit Contracts[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Real estate [Member] | Real estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	59		45
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Private equity or venture capital [Member] | Private equity or venture capital [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Other [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	12	[1]	(62)
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	2,020		1,943
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Cash and cash equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	316		423
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US large cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	10		7
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Xerox common stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US mid cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US small cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	28		89
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | International developed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	205		327
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Emerging markets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	67		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Global equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	6
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,611		1,458
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | US treasury securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	367		393
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Debt security issued by government agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	153		180
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,080		875
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Asset-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	11		10
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	14		13
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Interest rate contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	15		13
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Foreign exchange contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Equity contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Credit Contracts[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	(1)
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Real estate [Member] | Real estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	46		35
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Private equity or venture capital [Member] | Private equity or venture capital [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Other [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	33		14
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	358		390
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Cash and cash equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US large cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Xerox common stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US mid cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US small cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | International developed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Emerging markets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Global equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | US treasury securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Debt security issued by government agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Asset-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Interest rate contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Foreign exchange contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Equity contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Credit Contracts[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Real estate [Member] | Real estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	58		72
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Private equity or venture capital [Member] | Private equity or venture capital [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	300		318
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Other [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	3,573		3,393
Defined Benefit Plan Plan Assets Percent of Total	100.00%		100.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Cash and cash equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	48		198
Defined Benefit Plan Plan Assets Percent of Total	1.00%		6.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,389		1,243
Defined Benefit Plan Plan Assets Percent of Total	39.00%		37.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US large cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	421		373
Defined Benefit Plan Plan Assets Percent of Total	12.00%		11.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Xerox common stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	99		50
Defined Benefit Plan Plan Assets Percent of Total	3.00%		2.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US mid cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	79		69
Defined Benefit Plan Plan Assets Percent of Total	2.00%		2.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US small cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	95		145
Defined Benefit Plan Plan Assets Percent of Total	3.00%		4.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | International developed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	338		489
Defined Benefit Plan Plan Assets Percent of Total	9.00%		15.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Emerging markets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	349		117
Defined Benefit Plan Plan Assets Percent of Total	10.00%		3.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Global equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	8
Defined Benefit Plan Plan Assets Percent of Total	0.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,611		1,468
Defined Benefit Plan Plan Assets Percent of Total	45.00%		43.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | US treasury securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	367		397
Defined Benefit Plan Plan Assets Percent of Total	10.00%		12.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Debt security issued by government agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	153		180
Defined Benefit Plan Plan Assets Percent of Total	4.00%		5.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,080		881
Defined Benefit Plan Plan Assets Percent of Total	31.00%		26.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Asset-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	11		10
Defined Benefit Plan Plan Assets Percent of Total	0.00%		0.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	17		62
Defined Benefit Plan Plan Assets Percent of Total	0.00%		2.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Interest rate contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	15		31
Defined Benefit Plan Plan Assets Percent of Total	0.00%		1.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Foreign exchange contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	(2)		8
Defined Benefit Plan Plan Assets Percent of Total	0.00%		0.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Equity contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	5		23
Defined Benefit Plan Plan Assets Percent of Total	0.00%		1.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Credit Contracts[Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	(1)
Defined Benefit Plan Plan Assets Percent of Total	0.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Real estate [Member] | Real estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	163		152
Defined Benefit Plan Plan Assets Percent of Total	5.00%		5.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Private equity or venture capital [Member] | Private equity or venture capital [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	300		318
Defined Benefit Plan Plan Assets Percent of Total	8.00%		9.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Other [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	45		(48)
Defined Benefit Plan Plan Assets Percent of Total	2.00%		(2.00%)
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	2,483		2,131
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Cash and cash equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	500		380
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,682		1,427
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US large cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	204		145
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US mid cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	14		21
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US small cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	30		27
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | International developed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,107		1,047
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Emerging markets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	322		180
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Global equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	5		7
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	189		215
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | US treasury securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1		5
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Debt security issued by government agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	35		64
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	150		144
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Asset-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	3		2
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Common collective trust [Member] | Common collective trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	2		3
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	78		70
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Interest rate contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Foreign exchange contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	9		6
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Other contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	69		64
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Hedge funds [Member] | Hedge funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Real estate [Member] | Real estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	19		22
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Guaranteed insurance contracts [Member] | Guaranteed insurance contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member] | Defined Benefit Pension Plans by Geography [Member] | Other [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	13	[2]	14
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	2,482		2,354
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Cash and cash equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	313		268
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US large cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	50		43
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US mid cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US small cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | International developed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	174		154
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Emerging markets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	76		54
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Global equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	12		17
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	2,056		1,896
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | US treasury securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	19		23
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Debt security issued by government agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,253		1,227
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	753		595
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Asset-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	31		51
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Common collective trust [Member] | Common collective trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	82		89
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Interest rate contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	74		90
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Foreign exchange contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	8		(1)
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Other contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Hedge funds [Member] | Hedge funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Real estate [Member] | Real estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	35		97
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Guaranteed insurance contracts [Member] | Guaranteed insurance contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member] | Defined Benefit Pension Plans by Geography [Member] | Other [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	(4)		4
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	466		399
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Cash and cash equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US large cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US mid cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US small cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | International developed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Emerging markets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Global equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | US treasury securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Debt security issued by government agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Asset-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Common collective trust [Member] | Common collective trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Interest rate contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Foreign exchange contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Other contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Hedge funds [Member] | Hedge funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	3		3
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Real estate [Member] | Real estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	332		280
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Guaranteed insurance contracts [Member] | Guaranteed insurance contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	131		116
Foreign Pension Plans, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member] | Defined Benefit Pension Plans by Geography [Member] | Other [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	0		0
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	5,431		4,884
Defined Benefit Plan Plan Assets Percent of Total	100.00%		100.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Cash and cash equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	500		380
Defined Benefit Plan Plan Assets Percent of Total	9.00%		8.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,995		1,695
Defined Benefit Plan Plan Assets Percent of Total	37.00%		35.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US large cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	254		188
Defined Benefit Plan Plan Assets Percent of Total	5.00%		4.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US mid cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	14		21
Defined Benefit Plan Plan Assets Percent of Total	0.00%		0.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | US small cap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	31		27
Defined Benefit Plan Plan Assets Percent of Total	1.00%		1.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | International developed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,281		1,201
Defined Benefit Plan Plan Assets Percent of Total	24.00%		25.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Emerging markets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	398		234
Defined Benefit Plan Plan Assets Percent of Total	7.00%		5.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Equity Securities [Member] | Global equity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	17		24
Defined Benefit Plan Plan Assets Percent of Total	0.00%		0.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	2,245		2,111
Defined Benefit Plan Plan Assets Percent of Total	42.00%		43.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | US treasury securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	20		28
Defined Benefit Plan Plan Assets Percent of Total	0.00%		1.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Debt security issued by government agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	1,288		1,291
Defined Benefit Plan Plan Assets Percent of Total	24.00%		26.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	903		739
Defined Benefit Plan Plan Assets Percent of Total	17.00%		15.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Debt Securities [Member] | Asset-backed securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	34		53
Defined Benefit Plan Plan Assets Percent of Total	1.00%		1.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Common collective trust [Member] | Common collective trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	2		3
Defined Benefit Plan Plan Assets Percent of Total	0.00%		0.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	160		159
Defined Benefit Plan Plan Assets Percent of Total	2.00%		3.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Interest rate contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	74		90
Defined Benefit Plan Plan Assets Percent of Total	1.00%		2.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Foreign exchange contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	17		5
Defined Benefit Plan Plan Assets Percent of Total	0.00%		0.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Derivative [Member] | Other contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	69		64
Defined Benefit Plan Plan Assets Percent of Total	1.00%		1.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Hedge funds [Member] | Hedge funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	3		3
Defined Benefit Plan Plan Assets Percent of Total	0.00%		0.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Real estate [Member] | Real estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	386		399
Defined Benefit Plan Plan Assets Percent of Total	7.00%		8.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Guaranteed insurance contracts [Member] | Guaranteed insurance contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	131		116
Defined Benefit Plan Plan Assets Percent of Total	3.00%		3.00%
Foreign Pension Plans, Defined Benefit [Member] | Fair Value by Asset Class [Domain] | Defined Benefit Pension Plans by Geography [Member] | Other [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Levels 1, 2 and 3	$ 9		$ 18
Defined Benefit Plan Plan Assets Percent of Total	0.00%		0.00%

[1]	(1)Other Level 1 assets include net non-financial assets of $13 such as due to/from broker, interest receivables and accrued expenses.
[2]	Other Level 1 assets include net non-financial assets of $5 such as due to/from broker, interest receivables and accrued expenses.

Employee Benefit Plans - Defined Benefit Plans Measured Using Significant Unobservable Inputs Level 3 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2010 Defined Benefit Pension Plans, Defined Benefit [Member] United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] United States Pension Plans of US Entity, Defined Benefit [Member] Real estate [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] United States Pension Plans of US Entity, Defined Benefit [Member] Real estate [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] United States Pension Plans of US Entity, Defined Benefit [Member] Private equity funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] United States Pension Plans of US Entity, Defined Benefit [Member] Private equity funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] United States Pension Plans of US Entity, Defined Benefit [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] United States Pension Plans of US Entity, Defined Benefit [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member] Real estate [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member] Real estate [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member] Guaranteed insurance contracts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member] Guaranteed insurance contracts [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member] Hedge funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Defined Benefit Pension Plans, Defined Benefit [Member] Foreign Pension Plans, Defined Benefit [Member] Hedge funds [Member] Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of plan assets -beginning	$ 9,000	$ 3,573	$ 3,393	$ 3,202	$ 72	$ 69	$ 318	$ 307	$ 390	$ 376	$ 5,431	$ 4,884	$ 4,738	$ 399	$ 306	$ 280	$ 206	$ 116	$ 97	$ 3	$ 3
Purchases					1	2	20	30	21	32				28	70	13	67	15	3	0	0
Sales					(11)	(6)	(48)	(61)	(59)	(67)				28	4	21	0	7	3	0	1
Net transfers in from Level 1															14		2		12		0
Net transfers in from Level 2														69	9	69	0	0	9	0	0
Realized gains (losses)					1	0	36	46	37	46				5	(1)	1	0	4	(1)	0	0
Unrealized gains (losses)					(5)	6	(26)	(4)	(31)	2				(26)	8	(25)	12	(1)	(4)	0	0
Currency translation														19	(7)	15	(4)	4	(3)	0	0
Other						1		0		1					4		(3)		6		1
Fair Value of Plan Assets - ending	$ 9,000	$ 3,573	$ 3,393	$ 3,202	$ 58	$ 72	$ 300	$ 318	$ 358	$ 390	$ 5,431	$ 4,884	$ 4,738	$ 466	$ 399	$ 332	$ 280	$ 131	$ 116	$ 3	$ 3

Employee Benefit Plans - Investment Strategy (Details)	Dec. 31, 2012	Dec. 31, 2011
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity investments, percent	0.41	0.41
Fixed income investments, percent	0.43	0.43
Real estate, percent	0.05	0.05
Private equity, percent	0.09	0.09
Other, percent	0.02	0.02
Pension Plan Assets, Investment Strategy	1	1
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity investments, percent	0.4	0.41
Fixed income investments, percent	0.47	0.46
Real estate, percent	0.09	0.09
Private equity, percent	0	0
Other, percent	0.04	0.04
Pension Plan Assets, Investment Strategy	1	1

Employee Benefit Plans - Contributions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Post Retirement Benefit Plan, Future Employer Contribution in Next Fixcal Year		$ 80
Defined benefit pension plans contribution of Xerox shares - number of shares		15.4
Contribution of common stock to U.S. pension plan - amount		130
Post employment benefit plan contributions by employer		63	66	51
Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit pension plan contributions by employer		364
Defined benefit pension plan expected future benefit payments 2013		731
Defined benefit pension plan expected future benefit payments in 2014		696
Defined benefit pension plan expected future benefit payments in 2015		663
Defined benefit pension plan expected future benefit payments in 2016		644
Defined benefit pension plan expected future benefit payments in 2017		628
Defined benefit pension plan expected future benefit payments in 2018-2022 and thereafter		2,975
total defined benefit plans contributions, cash and stock		494
Defined Benefit Plans, Future Employer Contributions in Next Fiscal Year		195
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit pension plan contributions by employer		84
Other post retirement benefit plans expected future payments in 2013		80
Other post retirement benefit plans expected future payments in 2014		80
Other post retirement benefit plans expected future payments in 2015		79
Other post retirement benefit plans expected future payments in 2016		77
Other post retirement benefit plans expected future payments in 2017		75
Other post retirement benefit plans expected future payments in 2018-2022 and thereafter		339
Discount rate assumptions used to determine benefit obligations		3.60%	4.50%	4.90%
Discount rate assumptions used to determine net periodic benefit costs	3.60%	4.50%	4.90%	5.40%
Health care cost trend rate assumed for next year		0.075	0.085
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)		0.049	0.049
Year that the rate reaches the ultimate trend rate		2017	2017
Effect of 1% increase/decrease on total service and interest cost components		3,000,000	(3,000,000)
Effect of 1% increase/decrease on post-retirement benefit obligation		62,000,000	54,000,000
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension Fair Value, Level One, Other Assets		13	62
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit pension plan contributions by employer		201
Defined benefit pension plan expected future benefit payments 2013		483
Defined benefit pension plan expected future benefit payments in 2014		445
Defined benefit pension plan expected future benefit payments in 2015		402
Defined benefit pension plan expected future benefit payments in 2016		370
Defined benefit pension plan expected future benefit payments in 2017		348
Defined benefit pension plan expected future benefit payments in 2018-2022 and thereafter		1,425
Discount rate assumptions used to determine benefit obligations		3.70%	4.80%	5.10%
Rate of compensation increase assumptions used to determine benefit obligation		0.20%	3.50%	3.50%
Discount rate assumptions used to determine net periodic benefit costs	3.70%	4.80%	5.10%	5.70%
Expected return on plan assets assumptions used to determine net periodic benefit cost	7.80%	7.80%	8.30%	8.30%
Rate of compensation increase assumptions used to determine net periodic benefit cost	0.20%	3.50%	3.50%	3.50%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension Fair Value, Level One, Other Assets		5	8
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit pension plan contributions by employer		163
Defined benefit pension plan expected future benefit payments 2013		248
Defined benefit pension plan expected future benefit payments in 2014		251
Defined benefit pension plan expected future benefit payments in 2015		261
Defined benefit pension plan expected future benefit payments in 2016		274
Defined benefit pension plan expected future benefit payments in 2017		280
Defined benefit pension plan expected future benefit payments in 2018-2022 and thereafter		1,550
Discount rate assumptions used to determine benefit obligations		4.00%	4.60%	5.30%
Rate of compensation increase assumptions used to determine benefit obligation		2.60%	2.70%	2.70%
Discount rate assumptions used to determine net periodic benefit costs	4.00%	4.60%	5.30%	5.70%
Expected return on plan assets assumptions used to determine net periodic benefit cost	6.10%	6.20%	6.60%	6.60%
Rate of compensation increase assumptions used to determine net periodic benefit cost	2.60%	2.70%	2.70%	3.60%
Foreign Pension Plans, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
total defined benefit plans contributions, cash and stock		163
Defined Benefit Plans, Future Employer Contributions in Next Fiscal Year		169
United States Pension Plans of US Entity, Defined Benefit [Member] | Defined Benefit Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
total defined benefit plans contributions, cash and stock		331
Defined Benefit Plans, Future Employer Contributions in Next Fiscal Year		$ 26

Income and Other Taxes - Domestic and Foreign (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Domestic income	$ 878	$ 917	$ 433
Foreign income	470	648	382
Income Before Income Taxes and Equity Income	$ 1,348	$ 1,565	$ 815

Income and Other Taxes - Income Tax Expense (Benefit), Current Deferred, by Jurisdiction (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Current Federal Tax Expense (Benefit)	$ 24	$ 52	$ 153
Deferred Federal Income Tax Expense (Benefit)	84	134	(17)
Current Foreign Tax Expense (Benefit)	123	103	59
Deferred Foreign Income Tax Expense (Benefit)	0	38	8
Current State Tax Expense (Benefit)	34	28	46
Deferred State Income Tax Expense (Benefit)	12	31	7
Total Provision (Benefit)	$ 277	$ 386	$ 256

Income and Other Taxes - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate	35.00%		35.00%		35.00%
Nondeductible expense	2.60%		2.00%		6.30%
Effect of tax law changes	0.70%		0.20%		(0.20%)
Change in valuation allowance for deferred tax assets	(0.70%)		(0.30%)		2.60%
State taxes, net of federal benefit	2.10%		2.40%		2.00%
Audit and other tax return adjustments	(4.70%)		(1.00%)		(3.60%)
Tax-exempt income, credits and incentives	(2.60%)		(3.10%)		(3.90%)
Foreign rate differential adjusted for U.S. taxation of foreign profits	(11.80%)	[1]	(10.40%)	[1]	(6.70%)	[1]
Other	(0.10%)		(0.10%)		(0.10%)
Effective Income Tax Rate	20.50%		24.70%		31.40%
Income Taxes Paid	$ 137		$ 94		$ 49

[1]	(1)The “U.S. taxation of foreign profits” represents the U.S. tax, net of foreign tax credits, associated with actual and deemed repatriations of earnings from our non-U.S. subsidiaries.

Income and Other Taxes - Allocation of Income Tax Expense Benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Interperiod Allocaion [Line Items]
Pre-tax income	$ 277	$ 386	$ 256
Stock option and incentive plans, net	(5)	1	(6)
Total Income Tax Expense (Benefit)	6	115	273
Defined Benefit Pension Plans, Defined Benefit [Member]
Income Tax Interperiod Allocaion [Line Items]
Other comprehensive income (loss), tax	(233)	(277)	12
Cash flow hedges [Member]
Income Tax Interperiod Allocaion [Line Items]
Other comprehensive income (loss), tax	(24)	3	5
Translation adjustments [Member]
Income Tax Interperiod Allocaion [Line Items]
Other comprehensive income (loss), tax	$ (9)	$ 2	$ 6

Income and Other Taxes - Unrecognized Tax Benefits Rollforward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, Beginning	$ 225		$ 186		$ 148
Additions from acquisitions	0		0		46
Additions related to current year	28		43		38
Additions related to prior years positions	5		38		24
Reductions related to prior years positions	(36)		(17)		(16)
Settlements with taxing authorities	(13)	[1]	(14)	[1]	(19)	[1]
Reductions related to lapse of statute of limitations	(8)		(8)		(35)
Currency	0		(3)		0
Balance, Ending	201		225		186
Unrecognized Tax Benefits, Reasonably Possible but Uncertainty of Timing	16		36		39
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 20		$ 28		$ 31

[1]	(1)Majority of settlements did not result in the utilization of cash.

Income and Other Taxes - Deferred Tax Asset And Liability (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Undistributed Earnings of Foreign Subsidiaries	$ 8,800,000,000
deferred tax undistributed earnings anticipated repatriation	500,000,000
deferred tax undistributed earnings indefinitely reinvested	8,300,000,000
Research and development	793,000,000	876,000,000
Post-retirement medical benefits	359,000,000	368,000,000
Anticipated foreign repatriations	264,000,000	41,000,000
Depreciation and amortization	52,000,000	71,000,000
Net operating losses	630,000,000	637,000,000
Other operating reserves	300,000,000	285,000,000
Tax credit carryforwards	177,000,000	379,000,000
Deferred compensation	312,000,000	306,000,000
Allowance for doubtful accounts	73,000,000	93,000,000
Restructuring reserves	30,000,000	29,000,000
Pension	696,000,000	547,000,000
Other	143,000,000	132,000,000
Subtotal	3,829,000,000	3,764,000,000
Valuation allowance	(654,000,000)	(677,000,000)
Total	3,175,000,000	3,087,000,000
Unearned income and installment sales	947,000,000	996,000,000
Intangibles and goodwill	1,252,000,000	1,261,000,000
Other	48,000,000	41,000,000
Total	2,247,000,000	2,298,000,000
Total Deferred Taxes, Net	928,000,000	789,000,000
Deferred Tax Assets, Net, Current	273,000,000	229,000,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	23,000,000	58,000,000
Deferred Tax Assets, Tax Credit Carryforwards	177,000,000
Net Operating Loss Carryforwards, Expire	1,300,000,000
Net Operating Loss Carryforwards, Indefinitely	2,400,000,000
Carryforward Indefinitely [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards	79,000,000
Carryforwards Expire [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards	$ 98,000,000

Contingencies and Litigation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Letters of credit	$ 300
Product warranty expense	29	30	33
Product warranty accrual	14	16
Brazil Tax And Labor Contingencies [Member]
Loss Contingencies [Line Items]
Unreserved tax and labor contingencies	1,010	1,120
Escrow cash deposits	211
Net book value of assets with liens	13
Letters of credit	$ 242

Contingencies and Litigation - Guarantor (Details) (USD $)	Dec. 31, 2012 loans
Guarantor Obligations [Line Items]
Outstanding student loan portfolio, loans	3,700,000
Outstanding principal balance - student loan portfolio	$ 53,000,000,000
Reserves for losses on defaulted loans	3,600,000
Other contingencies letter of credits [Member]
Guarantor Obligations [Line Items]
Maximum exposure, undiscounted	454,000,000
Surety bonds guarantee [Member]
Guarantor Obligations [Line Items]
Maximum exposure, undiscounted	$ 736,000,000

Preferred Stock (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Feb. 05, 2010
Preferred Units [Line Items]
Preferred stock, ACS acquisition shares issued								300,000
ACS acquisition, Series A convertible preferred stock aggregate liquidiation preference								$ 300,000,000
Preferred stock aggregate fair value								349,000,000
Preferred stock, dividend rate, percentage	8.00%
Cash dividends declared-preferred stock	$ 24,000,000	$ 24,000,000	[1]	$ 24,000,000	[1]	$ 21,000,000	[1]
Preferred stock converted into common shares								89.8876
Total conversion of number of preferred stock shares into common stock, shares	26,966,000
Total conversion of preferred stock shares into common stock, initial conversion price per share	$ 11.125

[1]	(2)Cash dividends declared on preferred stock of $12.22 per share in the first quarter of 2010 and $20 per share in each quarter thereafter in 2010, 2011 and 2012.

Shareholders' Equity - Equity Stocks Information (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	22,000,000
Preferred Stock, Par or Stated Value Per Share	$ 1
Common Stock, Shares Authorized	1,750,000,000
Common Stock, Par or Stated Value Per Share	$ 1
Common Stock Issued, ACS Acquisition	1,238,696,000	1,352,849,000
Stock Compensation Plan [Member]
Class of Stock [Line Items]
Common Stock Shares Reserved for Future Issuance, Incentive Compensation	155,000,000
Convertible Debt [Member]
Class of Stock [Line Items]
Common Stock Shares Reserved for Future Issuance, Incentive Compensation	48,000,000
Series A [Member]
Class of Stock [Line Items]
Common Stock Shares Reserved for Future Issuance, Incentive Compensation	27,000,000
Convertible Debt Securities [Member]
Class of Stock [Line Items]
Common Stock Shares Reserved for Future Issuance, Incentive Compensation	2,000,000

Shareholders' Equity - Treasury Stock (Details) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity, Class of Treasury Stock [Line Items]
Authorized share repurchase programs	6,000,000,000
Share repurchase cost	4,691,000,000
Share repurchase fees	8,000,000
Acquisition of Treasury stock	428,314
Share Repurchase Program, Additional Amount Authroized to be Repurchased	1,500,000,000
Share Repurchase Program Combined Authorizaiton	6,000,000,000
Treasury Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Acquisition of Treasury stock	146,278	87,943

Shareholders' Equity - Common Stock and Treasury Stock Period Activity (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Acquisition of Treasury stock	428,314
Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, Beginning	1,352,849		1,397,578		869,381
Stock based compensation plans, net	17,343		11,027		37,018
ACS acquisition					489,802	[1]
Contributions to U.S. pension plan, stock	15,366	[2]	16,645	[2]
Acquisition of Treasury stock	0		0
Cancellation of Treasury stock	(146,862)		(72,435)
Other	0		34		1,377
Balance, Ending	1,238,696		1,352,849		1,397,578
Treasury Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance, Beginning	15,508		0		0
Stock based compensation plans, net	0		0		0
ACS acquisition					0
Contributions to U.S. pension plan, stock	0	[2]	0	[2]
Acquisition of Treasury stock	146,278		87,943
Cancellation of Treasury stock	(146,862)		(72,435)
Other	0		0		0
Balance, Ending	14,924		15,508		0

[1]	(1)Refer to Note 3 - Acquisitions for additional information.
[2]	(2)Refer to Note 15 - Employee Benefits Plans for additional information.

Shareholders' Equity - Total Stock-based Compensation Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity Note [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	50	31
Stock-based compensation expense, pre-tax	$ 125	$ 123	$ 123
Income tax benefit recognized in earnings	$ 48	$ 47	$ 47

Shareholders' Equity - Share-based Compensation, Activity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units (RSUs) [Member]
Awards Other Than Options, Number of Shares [Roll Forward]
Outstanding at January 1	33,784	32,431	25,127
Granted	13,033	8,035	11,845
Vested	(14,848)	(5,225)	(3,671)
Cancelled	(1,555)	(1,457)	(870)
Outstanding at December 31	30,414	33,784	32,431
Awards Other Than Options, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at January 1	$ 8.7	$ 8.68	$ 10.18
Granted	$ 7.82	$ 10.66	$ 8.56
Vested	$ 6.89	$ 11.64	$ 18.22
Cancelled	$ 8.97	$ 8.57	$ 10.36
Outstanding at December 31	$ 9.19	$ 8.7	$ 8.68
Performance Shares [Member]
Awards Other Than Options, Number of Shares [Roll Forward]
Outstanding at January 1	9,763	7,771	4,874
Granted	5,193	4,852	5,364
Vested	0	(1,587)	(1,566)
Cancelled	(420)	(1,273)	(901)
Outstanding at December 31	14,536	9,763	7,771
Awards Other Than Options, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding at January 1	$ 9.21	$ 9.78	$ 15.49
Granted	$ 7.87	$ 10.42	$ 8.1
Vested	$ 0	$ 12.84	$ 18.48
Cancelled	$ 8.96	$ 12.79	$ 15.51
Outstanding at December 31	$ 8.74	$ 9.21	$ 9.78

Shareholders' Equity - Share-based Compensation, Stock Option Activity (Details) (Stock Options [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Awards, Stock Options, Number of Shares [Roll Forward]
Outstanding at January 1, Shares	50,070	71,038	28,363
Granted, Shares	0	0	96,662
Cancelled, Shares	(8,617)	(14,889)	(2,735)
Exercised, Shares	(7,721)	(6,079)	(51,252)
Outstanding at December 31, Shares	33,732	50,070	71,038
Exercisable, Shares	28,676	39,987	57,985
Awards, Stock Options, Weighted Average Exercise Price [Roll Forward]
Outstanding at January 1, Weighted Average	$ 6.98	$ 8	$ 10.13
Granted, Weighted Average	$ 0	$ 0	$ 6.79
Cancelled, Weighted Average	$ 8.58	$ 8.38	$ 7.33
Exercised, Weighted Average	$ 5.69	$ 8.21	$ 6.92
Outstanding at December 31, Weighted Average	$ 6.86	$ 6.98	$ 8
Exercisable, Weighted Average	$ 6.95	$ 7.14	$ 8.38

Shareholders' Equity - Share-based Compensation, Awards, Unrecognized Compensation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards, Unrecognzied Compensation	$ 195
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards, Unrecognzied Compensation	125
Awards Compensation Costs Remaining Weighted Average Term	1 year 6 months 0 days
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards, Unrecognzied Compensation	58
Awards Compensation Costs Remaining Weighted Average Term	1 year 6 months 0 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards, Unrecognzied Compensation	$ 12
Awards Compensation Costs Remaining Weighted Average Term	1 year 7 months 0 days

Shareholders' Equity - Share-based Compensation, Awards, Intrinsic Value (Details) (USD $)	Dec. 31, 2012
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award Other Than Options [Line Items]
Intrinsic value RSUs, PSs	$ 207,000,000
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award Other Than Options [Line Items]
Intrinsic value RSUs, PSs	$ 99,000,000

Shareholders' Equity - Share-based Compensation, Stock Option Awards, Intrinsic Vaule (Details) (Stock Options [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value outstanding	$ 7
Aggregate intrinsic value exercisable	$ 5
Weighted-average remaining contractual life, outstanding, years	4 years 3 months 0 days
Weighted-average remaining contractual life, exercisable, years	3 years 11 months 0 days

Shareholders' Equity - Share-based Compensation, Awards, Intrinsic Value, Cash Received and Tax Benefit (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit realized from compensation expense	$ 48	$ 47	$ 47
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value vested and exercised awards	117	56	31
Cash received from vested and exercised awards	0	0	0
Tax benefit realized from compensation expense	33	22	10
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value vested and exercised awards	0	17	12
Cash received from vested and exercised awards	0	0	0
Tax benefit realized from compensation expense	0	6	5
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value vested and exercised awards	12	18	155
Cash received from vested and exercised awards	44	44	183
Tax benefit realized from compensation expense	$ 4	$ 7	$ 56

Shareholders' Equity - Share-based Compensation, Stock Options, Acquisition of ACS (Details) (Stock Options [Member], USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 31, 2009 ACS Member	Jul. 31, 2009 ACS Member	Dec. 31, 2010 ACS Member	Feb. 05, 2010 ACS Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares							96,662
Granted, Weighted Average	$ 0	$ 0	$ 6.79			$ 6.79
Black-Scholes, Fair Value							$ 222
Acquisition ACS, Pre August 2009 Grant							168
Acquisition ACS August 2009 Grant, Unvested Amount							$ 54
Stock options issued upon conversion and outstanding at the Balance Sheet date						33,693
Share Price				$ 6.33	$ 6.89
Expected volatility				38.05%	37.90%
Risk-free interest rate				1.96%	0.23%
Dividend yield				1.97%	1.97%
Expected term, years				4 years 2 months 0 days	0 years 9 months 0 days

Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Accumulated Other Comprehensive Income Loss [Abstract]
Cumulative translation adjustments	$ (826)		$ (939)		$ (835)
Benefit plans net actuarial losses and prior service credits	(2,364)	[1]	(1,803)	[1]	(1,167)	[1]
Other unrealized (losses) gains, net	(37)		26		14
Total Accumulated Other Comprehensive Loss	(3,227)		(2,716)		(1,988)
Other Comprehensive Income [Abstract]
Translation Adjustment Gains (Losses), Pre-tax	104		(103)		(29)
Translation Adjustment Gains (Losses), Net of Tax	113	[2]	(105)	[2]	(35)	[2]
Changes in fair value of cash flow hedges (losses) gains, pre-tax	(50)		30		46
Changes in fair value of cash flow hedges - (losses) gains, net of tax	(35)		22		31
Changes in cash flow hedges reclassed to earnings, pre-tax	(37)	[3]	(14)	[3]	(28)	[3]
Changes in cash flow hedges reclassed to earnings, net of tax	(28)	[3]	(9)	[3]	(18)	[3]
Other, pre-tax	0		(1)		(1)
Other, net of tax	0		(1)		(1)
Net unrealized (losses) gains, pre-tax	(87)		15		17
Net unrealized (losses) gains, net of tax	(63)	[2]	12	[2]	12	[2]
Actuarial / Prior service losses, pre-tax	852		872		106
Actuarial /Prior service losses, net of tax	(578)		(607)		(191)
Amortization, pre-tax	126	[4]	89	[4]	91	[4]
Amortization, net of tax	85	[4]	60	[4]	164	[4]
Curtailment gain - recognition of prior service credit, pre-tax	0		(107)		0
Curtailment gain - recognition of prior service credit, net of tax	0		(66)		0
Fuji Xerox changes in defined benefit plans, net, pre-tax	(13)	[5]	(31)	[5]	28	[5]
Fuji Xerox changes in defined benefit plans, net, net of tax	(13)	[5]	(31)	[5]	28	[5]
Other, pre-tax	(55)	[6]	8	[6]	22	[6]
Other, net of tax	(55)	[6]	8	[6]	22	[6]
Change in defined benefit plans (losses) gains, pre-tax	794		913		(35)
Change in defined benefit plans (losses) gain, net of tax	(561)	[2]	(636)	[2]	23	[2]
Other Comprehensive (Loss) Income, Pre-Tax	(777)		(1,001)		23
Other Comprehensive (Loss) Income, Net of Tax	(511)	[2]	(729)	[2]	0	[2]
Less: Other comprehensive loss attributable to noncontrolling interest, pre-tax	0		(1)		0
Less: Other comprehensive loss attributable to noncontrolling interest, net of tax	0	[2]	(1)	[2]	0	[2]
Other Comprehensive (Loss) Income, Attributable to Xerox, Pre-Tax	(777)		(1,000)		23
Other Comprehensive Loss, Net Attributable to Xerox	$ (511)	[2]	$ (728)	[2]	$ 0	[2]

[1]	Includes our share of Fuji Xerox.
[2]	Refer to Note 20 - Other Comprehensive Income for gross components of other comprehensive income, reclassification adjustments out of accumulated other comprehensive income and related tax effects.
[3]	(1)Reclassified to Cost of sales - refer to Note 13 - Financial Instruments for additional information regarding our cash flow hedges.
[4]	(2)Reclassified to Total Net Periodic Benefit Cost - refer to Note 15 - Employee Benefit Plans for additional information.
[5]	(3)Represents our share of Fuji Xerox's benefit plan changes.
[6]	(4)Primarily represents currency impact on cumulative amount of benefit plan net actuarial losses and prior service credits included in AOCL.

Earnings per Share - Reconciliation (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Xerox		$ 1,195,000,000		$ 1,295,000,000		$ 606,000,000
Accrued dividends on preferred stock	(24,000,000)	(24,000,000)	[1]	(24,000,000)	[1]	(21,000,000)	[1]
Basic Earnings per Share		$ 0.9		$ 0.92		$ 0.44
Earnings Per Share, Basic [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Xerox		1,195,000,000		1,295,000,000		606,000,000
Accrued dividends on preferred stock		(24,000,000)		(24,000,000)		(21,000,000)
Adjusted Net Income Available to Common Shareholders		$ 1,171,000,000		$ 1,271,000,000		$ 585,000,000
Weighted-average common shares outstanding		1,302,053		1,388,096		1,323,431
Basic Earnings per Share		$ 0.9		$ 0.92		$ 0.44

[1]	(2)Cash dividends declared on preferred stock of $12.22 per share in the first quarter of 2010 and $20 per share in each quarter thereafter in 2010, 2011 and 2012.

Earnings per Share Earnings per Share - Diluted, by Common Class (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Xerox		$ 1,195,000,000		$ 1,295,000,000		$ 606,000,000
Accrued dividends on preferred stock	(24,000,000)	(24,000,000)	[1]	(24,000,000)	[1]	(21,000,000)	[1]
Diluted Earnings per Share		$ 0.88		$ 0.9		$ 0.43
Earnings Per Share, Diluted [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income attributable to Xerox		1,195,000,000		1,295,000,000		606,000,000
Accrued dividends on preferred stock		(24,000,000)		0		(21,000,000)
Interest on convertible securities, net		1,000,000		1,000,000		0
Adjusted Net Income Available to Common Shareholders		$ 1,172,000,000		$ 1,296,000,000		$ 585,000,000
Weighted-average common shares outstanding		1,302,053		1,388,096		1,323,431
Adjusted Weighted Average Common Shares Outstanding		1,329,184		1,443,774		1,350,728
Diluted Earnings per Share		$ 0.88		$ 0.9		$ 0.43
Earnings Per Share, Diluted [Member] | Stock options [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stock compensation awards		4,335		9,727		13,497
Earnings Per Share, Diluted [Member] | Restricted stock and performance shares [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Stock compensation awards		20,804		16,993		13,800
Earnings Per Share, Diluted [Member] | Convertible preferred stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Convertible securities		0		26,966		0
Earnings Per Share, Diluted [Member] | Convertible securities [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Convertible securities		1,992		1,992		0

[1]	(2)Cash dividends declared on preferred stock of $12.22 per share in the first quarter of 2010 and $20 per share in each quarter thereafter in 2010, 2011 and 2012.

Earnings per Share - Anti-Dilutive Securities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, shares	79,793	66,361	112,482
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, shares	29,397	40,343	57,541
Restricted stock and performance shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, shares	23,430	26,018	25,983
Convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, shares	26,966	0	26,966
Convertible securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, shares	0	0	1,992

Earnings per Share - Dividends Per Common Share (Details) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Dividends per common share (in dollars per share)	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.0425	$ 0.17	$ 0.17	$ 0.17

Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation and Qualifying Accounts Beginning Balance	$ 303		$ 324		$ 370
Additions charged to bad debt provision	120	[1]	157	[1]	188	[1]
Amounts (credited) charged to other income statement accounts	7	[1]	(3)	[1]	(8)	[1]
Deductions and other, net of recoveries	(152)	[2]	(175)	[2]	(226)	[2]
Valuation and Qualifying Accounts Ending Balance	278		303		324
Accounts Receivable [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation and Qualifying Accounts Beginning Balance	102		112		148
Additions charged to bad debt provision	45	[1]	57	[1]	60	[1]
Amounts (credited) charged to other income statement accounts	2	[1]	(1)	[1]	(14)	[1]
Deductions and other, net of recoveries	(41)	[2]	(66)	[2]	(82)	[2]
Valuation and Qualifying Accounts Ending Balance	108		102		112
Financing Receivable [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation and Qualifying Accounts Beginning Balance	201		212		222
Additions charged to bad debt provision	75	[1]	100	[1]	128	[1]
Amounts (credited) charged to other income statement accounts	5	[1]	(2)	[1]	6	[1]
Deductions and other, net of recoveries	(111)	[2]	(109)	[2]	(144)	[2]
Valuation and Qualifying Accounts Ending Balance	$ 170		$ 201		$ 212

[1]	(1)Bad debt provisions relate to estimated losses due to credit and similar collectability issues. Other charges (credits) relate to adjustments to reserves necessary to reflect events of non-payment such as customer accommodations and contract terminations.
[2]	(2)Deductions and other, net of recoveries primarily relates to receivable write-offs, but also includes the impact of foreign currency translation adjustments and recoveries of previously written off receivables.